As filed with the Securities and Exchange Commission on October 31, 2003

                                                              File No. 333-10037

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Pre-Effective Amendment No.___

                        Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)


                             PIONEER SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of Pioneer Series Trust II.

It is proposed that this filing will become effective on November 30, 2003 pursuant to Rule 488 under the Securities Act of 1933.

PAPP STOCK FUND, INC.
PAPP AMERICA-ABROAD FUND, INC.
PAPP AMERICA-PACIFIC RIM FUND, INC.
PAPP SMALL & MID-CAP GROWTH FUND, INC.

6225 North 24th Street - Suite #150
Phoenix, Arizona 85016

NOTICE OF JOINT SPECIAL MEETING OF STOCKHOLDERS
SCHEDULED FOR DECEMBER ___, 2003

This is the formal agenda for each Fund's stockholder meeting (the "Meeting"). It tells you what matters will be voted on and the time and place of the Meeting, in case you want to attend in person.

To the stockholders of Papp Stock Fund, Inc., Papp America-Abroad Fund, Inc., Papp America-Pacific Rim Fund, Inc. and Papp Small & Mid-Cap Growth Fund, Inc. (each, "your Fund" and collectively, the "Funds"):

A joint stockholders meeting for the Funds will be held at the offices of [the Papp Funds, 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016] on December ___, 2003 at _____a.m., local time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between Papp Stock Fund, Inc. and Pioneer Papp Stock Fund ("Pioneer Stock Fund"). Under this Agreement, your Fund will transfer all of its assets to the Pioneer Stock Fund in exchange for Class A shares of Pioneer Stock Fund, a newly-created fund with a substantially similar investment objective and policies as your Fund. Class A shares of Pioneer Stock Fund will be distributed to your Fund's stockholders in proportion to their share holdings on the reorganization date. Pioneer Stock Fund also will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. Your Fund will then be dissolved. Your Fund's current investment adviser will act as subadviser to Pioneer Stock Fund. Your board of directors recommends that you vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between Papp America-Abroad Fund, Inc. and Pioneer Papp America Abroad Fund ("Pioneer America Abroad Fund"). Under this Agreement, your Fund will transfer all of its assets to Pioneer America Abroad Fund in exchange for Class A shares of Pioneer America Abroad Fund, a newly-created fund with a substantially similar investment objective and policies as your Fund. Class A shares of Pioneer America Abroad Fund will be distributed to your Fund's stockholders in proportion to their share holdings on the reorganization date. Pioneer America Abroad Fund also will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. Your Fund will then be dissolved. Your Fund's current investment adviser will act as subadviser to Pioneer America Abroad Fund. Your board of directors recommends that you vote FOR this proposal.

3. A proposal to approve an Agreement and Plan of Reorganization between Papp America-Pacific Rim Fund, Inc. and Pioneer Papp America-Pacific Rim Fund ("Pioneer America-Pacific Rim Fund"). Under this Agreement, your Fund will transfer all of its assets to Pioneer America-Pacific Rim Fund in exchange for Class A shares of Pioneer America-Pacific Rim Fund, a newly-created fund with a substantially similar investment objective and policies as your Fund. Class A shares of Pioneer America-Pacific Rim Fund will be distributed to your Fund's stockholders in proportion to their share holdings on the reorganization date. Pioneer America-Pacific Rim Fund also will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. Your Fund will then be dissolved. Your Fund's current investment adviser will act as subadviser to Pioneer America-Pacific Rim Fund. Your board of directors recommends that you vote FOR this proposal.

4. A proposal to approve an Agreement and Plan of Reorganization between Papp Small & Mid-Cap Growth Fund, Inc. and Pioneer Papp Small and Mid Cap Growth Fund ("Pioneer Mid Cap Fund"). Under this Agreement, your Fund will transfer all of its assets to Pioneer Mid Cap Fund in exchange for Class A shares of Pioneer Mid Cap Fund, a newly-created fund with a substantially similar investment objective and policies as your Fund. Class A shares of Pioneer Mid Cap Fund will be distributed to your Fund's stockholders in proportion to their share holdings on the reorganization date. Pioneer Mid Cap Fund also will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. Your Fund will then be dissolved. Your Fund's current investment adviser will act as subadviser to Pioneer Mid Cap Fund. Your board of directors recommends that you vote FOR this proposal.

5. Any other business that may properly come before the Meeting.

Stockholders of record as of the close of business on November __ , 2003 are entitled to vote at the Meeting and any related follow-up meetings.

Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card. If stockholders do not return their proxies in sufficient numbers, your Fund may be required to make additional solicitations.

                                   By order of the board of directors,

                                   [            ]
                                   Secretary


November __ , 2003

JOINT PROXY STATEMENT OF

PAPP STOCK FUND, INC. ("Papp Stock Fund," a "Papp Fund," or "your Fund")
PAPP AMERICA-ABROAD FUND, INC. ("Papp America-Abroad Fund," a "Papp Fund," or "your Fund")
PAPP AMERICA-PACIFIC RIM FUND, INC. ("Papp America-Pacific Rim Fund," a "Papp Fund," or "your Fund")
PAPP SMALL & MID-CAP GROWTH FUND, INC. ("Papp Small-Mid Fund," a "Papp Fund," or "your Fund")

The address and telephone number of each Papp Fund is 6225 North 24th Street - Suite #150, Phoenix, Arizona 85016 and 1-800-421-4004.

PROSPECTUS FOR CLASS A SHARES OF
PIONEER PAPP STOCK FUND
("Pioneer Stock Fund," or a "Pioneer Fund")

PROSPECTUS FOR CLASS A SHARES OF
PIONEER PAPP AMERICA ABROAD FUND
("Pioneer America Abroad Fund," or a "Pioneer Fund")

PROSPECTUS FOR CLASS A SHARES OF
PIONEER PAPP AMERICA-PACIFIC RIM FUND
("Pioneer America-Pacific Rim Fund," or a "Pioneer Fund")

PROSPECTUS FOR CLASS A SHARES OF
PIONEER PAPP SMALL AND MID CAP GROWTH FUND
("Pioneer Mid Cap Fund," or a "Pioneer Fund")

(each Pioneer Fund is a series of Pioneer Series Trust II)

The address and telephone number of each Pioneer Fund is 60 State Street, Boston, Massachusetts 02109 and [1-800-622-3265].

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganizations. Please read it carefully and retain it for future reference.

====================================================================================================================================
             Acquired Fund                   Acquiring Fund                     Stockholders Entitled to Vote
====================================================================================================================================
Proposal 1   Papp Stock Fund                 Pioneer Stock Fund                 Papp Stock Fund stockholders
====================================================================================================================================
Proposal 2   Papp America-Abroad Fund        Pioneer America Abroad Fund        Papp America-Abroad Fund stockholders
====================================================================================================================================
Proposal 3   Papp America-Pacific Rim Fund   Pioneer America-Pacific Rim Fund   Papp America-Pacific Rim Fund stockholders
====================================================================================================================================
Proposal 4   Papp Small-Mid Fund             Pioneer Mid Cap Fund               Papp Small-Mid Fund stockholders
====================================================================================================================================

How Each Reorganization Will Work

o Each Papp Fund will transfer all of its assets to the corresponding Pioneer Fund. Each Pioneer Fund will assume the corresponding Papp Fund's liabilities that are included in the calculation of such Papp Fund's net assets at the closing and certain liabilities with respect to the Papp Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value.

o Each Pioneer Fund will issue Class A shares to the corresponding Papp Fund in amounts equal to the aggregate net asset value attributable to that Papp Fund's shares. These shares will be distributed to your Fund's stockholders in proportion to their share holdings on the reorganization date and Papp Fund shareholders will become shareholders of the corresponding Pioneer Fund. As of the close of the reorganization, you will hold the same number and class of shares of the corresponding Pioneer Fund as you held in your Fund immediately before the reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of your Fund on the reorganization date.

o  Each Papp Fund will be dissolved.

o Pioneer Investment Management, Inc. ("Pioneer") will act as investment adviser to each Pioneer Fund. Your Fund's current investment adviser, L. Roy Papp & Associates, LLP ("Papp"), will act as subadviser to each Pioneer Fund. Pioneer has agreed to limit each Pioneer Fund's total operating expenses (other than extraordinary expenses) for Class A shares until December 31, 2006 to 1.25% of average daily net assets. Pioneer is not required to limit the Pioneer Funds' expenses after December 31, 2006.

o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to any of the Pioneer Funds, the Papp Funds or the stockholders of the Papp Funds.

An investment in any Pioneer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the Pioneer Funds have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Directors are Recommending the Reorganization

The directors of your Fund believe that reorganizing your Fund into a portfolio with substantially similar investment policies that is part of the Pioneer family of funds and that are subadvised by Papp offers you potential benefits. These potential benefits and considerations include:

o The potential to attract additional assets, which may reduce per share operating expenses of the Pioneer Funds in the long term;

o Continuity of portfolio management, since Papp will be the subadviser to each Pioneer Fund;

o  Pioneer's experience and resources in managing mutual funds;

o Pioneer's commitment until December 31, 2006 to limit the total operating expenses of each Pioneer Fund;

o The exchange privileges offered to shareholders of each of the Pioneer Funds; and

o That stockholders who own shares in their name as of the closing of the reorganization (i.e., not in the name of a broker) and maintain their account may purchase additional Class A shares of the corresponding Pioneer Fund through such account in the future or may exchange those shares for Class A shares of another Pioneer Fund without paying any sales charge.

Therefore, your Funds' directors recommend that you vote FOR the reorganization.

================================================================================================================================
Where to Get More Information
================================================================================================================================
Each Papp Fund's combined prospectus dated May 1, 2003.             Available to you free of charge by calling 1-800-421-4004.
                                                                    This prospectus, which is also on file with the Securities and Exchange Commission ("SEC"), is incorporated by
                                                                    reference into this proxy statement and prospectus.

Each Papp Fund's annual and semiannual reports to                   Available to you free of charge by calling 1-800-421-4004.
stockholders.                                                       Also on file with the SEC. See "Available Information."
                                                                    These reports are incorporated by reference into this proxy statement and prospectus.
================================================================================================================================
Pioneer Stock Fund's prospectus dated [_____], 2003
Pioneer America Abroad Fund's prospectus dated [_____], 2003        Available to you free of charge by calling 1-800-[        ].
Pioneer America-Pacific Rim Fund's prospectus dated [_____], 2003   These prospectuses are also on file with the SEC.
Pioneer Mid Cap Fund's prospectus dated [_____], 2003
================================================================================================================================
A statement of additional information for this joint proxy          Available to you free of charge by calling 1-800-[        ].
statement and prospectus (the "SAI"), dated November __,            Also on file with the SEC. This SAI is incorporated by
2003. It contains additional information about your Funds           reference into this proxy statement and prospectus.
and the Pioneer Funds.
================================================================================================================================
To ask questions about this proxy statement and prospectus.         Call your Fund's toll-free telephone number: 1-800-421-4004.
================================================================================================================================

   The date of this joint proxy statement and prospectus is November __, 2003.

TABLE OF CONTENTS
================================================================================
                                                                            Page
================================================================================
INTRODUCTION
================================================================================
PROPOSAL 1 - PAPP STOCK FUND
================================================================================
      Summary
================================================================================
      Proposal to Approve Agreement and Plan of Reorganization
================================================================================
      Capitalization
================================================================================
      Board's Evaluation and Recommendation
================================================================================
PROPOSAL 2 - PAPP AMERICA-ABROAD FUND
================================================================================
      Summary
================================================================================
      Proposal to Approve Agreement and Plan of Reorganization
================================================================================
      Capitalization
================================================================================
      Board's Evaluation and Recommendation
================================================================================
PROPOSAL 3 - PAPP AMERICA-PACIFIC RIM FUND
================================================================================
      Summary
================================================================================
      Proposal to Approve Agreement and Plan of Reorganization
================================================================================
      Capitalization
================================================================================
      Board's Evaluation and Recommendation
================================================================================
PROPOSAL 4 - PAPP SMALL-MID FUND
================================================================================
      Summary
================================================================================
      Proposal to Approve Agreement and Plan of Reorganization
================================================================================
      Capitalization
================================================================================
      Board's Evaluation and Recommendation
================================================================================
VOTING RIGHTS AND REQUIRED VOTE
================================================================================
ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS
================================================================================
MATERIAL PROVISIONS OF THE MANAGEMENT AGREEMENTS AND THE
SUB-ADVISORY AGREEMENTS
================================================================================
COMPARISON OF DELAWARE STATUTORY TRUST AND MARYLAND CORPORATION
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================
INFORMATION CONCERNING THE MEETING
================================================================================
OWNERSHIP OF SHARES OF THE FUNDS
================================================================================
EXPERTS
================================================================================
AVAILABLE INFORMATION
================================================================================
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION
================================================================================

INTRODUCTION

This proxy statement and prospectus is being used by each Papp Fund's board of directors to solicit proxies to be voted at a joint special meeting (the "Meeting") of each of the Papp Fund's stockholders. This Meeting will be held at the offices of [the Papp Funds, 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016], on December ___, 2003 at ___ a.m., local time. The purpose of the Meeting is to consider proposals to approve the Agreements and Plans of Reorganization providing for the reorganization of the Papp Funds into the corresponding Pioneer Funds. The Pioneer Funds are newly created series of a mutual fund established to carry on the business of the Papp Funds and are not yet operational. This proxy statement and prospectus is being mailed to Papp Fund stockholders on or about November __, 2003.

Who is Eligible to Vote?

Stockholders of record on [       ], 2003 are entitled to attend and vote at the
Meeting or any adjournment of the Meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to stockholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization between Papp Stock Fund, Inc. (as defined above, "Papp Stock Fund") and
Pioneer Papp Stock Fund (as defined above, "Pioneer Stock Fund")

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Comparison of Papp Stock Fund to the Pioneer Stock Fund

=================================================================================================================================
                          Papp Stock Fund                                      Pioneer Stock Fund
=================================================================================================================================
Business                  A diversified open-end investment management         A newly organized diversified series of Pioneer
                          company organized as a Maryland corporation.         Series Trust II, an open-end investment management
                                                                               company organized as a Delaware statutory trust.
=================================================================================================================================
Net assets as of          $[          ] million                                None. The Pioneer Stock Fund is newly organized
September 30, 2003                                                             and does not expect to commence investment
                                                                               operations until after the reorganization occurs.
=================================================================================================================================
Investment advisers and   Investment adviser:                                  Investment adviser
portfolio managers        L. Roy Papp & Associates, LLP (as defined above,     Pioneer Investment Management, Inc. (as defined
                          "Papp")                                              above, "Pioneer")

                          Portfolio Managers:                                  Investment subadviser:
                          L. Roy Papp, Chairman and Director (since 1989) of   Papp
                          Papp; Rosellen C. Papp, Chief Financial Adviser,
                          Vice President, Treasurer and Director (since        Portfolio Managers:
                          1989) of Papp                                        L. Roy Papp, Chairman and Director (since 1989) of
                                                                               Papp; Rosellen C. Papp, Chief Financial Adviser,
                                                                               Vice President, Treasurer and Director (since
                                                                               1989) of Papp

                                                                               Pioneer retains the ultimate responsibility to
                                                                               oversee the subadviser and may, subject only to
                                                                               the approval of the board of trustees of the
                                                                               Pioneer Funds, hire, terminate and replace the
                                                                               subadviser without shareholder approval. Pioneer
                                                                               has no current intention to replace Papp as
                                                                               subadviser for Pioneer Stock Fund.
=================================================================================================================================
Investment objectives
                          =======================================================================================================
                          Each fund seeks long-term capital growth.
                          The investment objective of each fund is
                          fundamental and cannot be changed without
                          shareholder approval.

=================================================================================================================================
Primary investments       Equity securities, with an emphasis on mid and large capitalization issuers traded in the U.S. However, each fund may invest in companies of any size.
                          =======================================================================================================
                          Under normal market conditions, at least 80% of      Under normal market conditions, at least 80% of
                          net assets in common stocks.                         assets in equity securities (including common
                                                                               stocks, convertible debt and other equity
                                                                               instruments, such as depository receipts,
                                                                               warrants, rights and preferred stocks).
=================================================================================================================================
Investment Strategies     Each fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. The fund purchases equity securities that Papp believes have favorable prospects for capital appreciation because these securities are trading at prices that, in Papp's opinion, do not fully reflect their value relative to the market as a whole. Papp evaluates an issuer's prospects for capital appreciation by considering, among other factors, growth over extended periods of time, profitability created through operating efficiency rather than financial leverage, and whether cash flows confirm the sustainability of growth.

                          Papp follows a "buy and hold" strategy. Once a security is purchased, the fund ordinarily retains an investment so long as it continues to believe that the security's prospects for appreciation continue to be favorable and that the security is not overvalued in the marketplace. Papp does not attempt to time the market.
=================================================================================================================================

=================================================================================================================================
                          Papp Stock Fund                                      Pioneer Stock Fund
=================================================================================================================================
Other investments         Papp Stock Fund may invest up to 5% of its net       Pioneer Stock Fund may invest up to 20% of its
                          assets in securities convertible into common         assets in equity and debt securities of non-U.S.
                          stocks.                                              corporate issuers and debt securities of non-U.S.
                                                                               government issuers. The fund may invest the
                                                                               balance of its assets in debt securities of U.S.
                                                                               corporate and government issuers. The fund
                                                                               generally acquires debt securities that are rated
                                                                               investment grade, but may invest up to 5% of its
                                                                               net assets in below investment grade debt
                                                                               securities.
=================================================================================================================================
Temporary defensive       Papp Stock Fund may hold cash or invest up to 100%   Pioneer Stock Fund may invest up to 100% of its
strategies                of its assets in high-quality short-term             assets in securities with remaining maturities of
                          government or corporate obligations.                 less than one year, cash equivalents or may hold
                                                                               cash.
=================================================================================================================================
Diversification           Each fund is diversified for the purpose of the Investment Company Act of 1940 (the "Investment Company
                          Act"), and each fund is subject to diversification requirements under the Internal Revenue Code of 1986
                          (the "Code").
=================================================================================================================================
Industry Concentration    Each fund may not invest more than 25% of its assets in any one industry.
=================================================================================================================================
Restricted and Illiquid   Papp Stock Fund may not invest more than 5% of its   Pioneer Stock Fund may not invest more than 15% of
Securities                assets in securities which are not readily           its net assets in securities which are illiquid
                          marketable.                                          and other securities which are not readily
                                                                               marketable.
=================================================================================================================================
Borrowing                 Papp Stock Fund may not borrow money except from     Pioneer Stock Fund may not borrow money, except on
                          banks for temporary or emergency purposes in         a temporary basis and to the extent permitted by
                          amounts not exceeding 10% of the value of the        applicable law, as amended and interpreted or
                          Fund's assets at the time of borrowing. The Fund     modified from time to time by any regulatory
                          may not purchase securities when borrowings exceed   authority having jurisdiction. Under current
                          5% of its assets.                                    regulatory requirements, the fund may: (a) borrow
                                                                               from banks or through reverse repurchase
                                                                               agreements in an amount up to 33 1/3% of the
                                                                               fund's total assets (including the amount
                                                                               borrowed); (b) borrow up to an additional 5% of
                                                                               the fund's assets for temporary purposes; (c)
                                                                               obtain such short-term credits as are necessary
                                                                               for the clearance of portfolio transactions; (d)
                                                                               purchase securities on margin to the extent
                                                                               permitted by applicable law; and (e) engage in
                                                                               transactions in mortgage dollar rolls that are
                                                                               accounted for as financings.
=================================================================================================================================
Lending                   Papp Stock Fund may not make loans (but the Fund     Pioneer Stock Fund may lend portfolio securities
                          may invest in debt securities subject to the 5%      with a value that may not exceed 33 1/3% of the
                          limitation on investing in illiquid securities).     value of its assets.
=================================================================================================================================
Derivative instruments    Papp Stock Fund may not utilize derivative           Pioneer Papp Stock Fund may use futures and
                          instruments, such as options, futures and options    options on securities, indices and currencies,
                          on futures.                                          forward currency exchange contracts and other
                                                                               derivatives. The fund does not use derivatives as
                                                                               a primary investment technique and generally
                                                                               limits their use to hedging. However, the fund may
                                                                               use derivatives for a variety of non-principal
                                                                               purposes, including:
                                                                                  o  As a hedge against adverse changes in stock
                                                                                     market prices, interest rates or currency
                                                                                     exchange rates
                                                                                  o  As a substitute for purchasing or selling
                                                                                     securities
                                                                                  o  To increase the fund's return as a
                                                                                     non-hedging strategy that may be considered
                                                                                     speculative
=================================================================================================================================
Other investment          As described above, the funds have substantially similar principal investment strategies and policies.
policies and              Certain of the non-principal investment policies and restrictions are different. For a more complete
restrictions              discussion of each fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
=================================================================================================================================
                                                              Buying, Selling and Exchange Shares
=================================================================================================================================
Sales charges             Shares are offered with no sales charges.            The Class A Shares of Pioneer Stock Fund you
                                                                               receive in the reorganization will not be subject
                                                                               to any sales charge. Moreover, if you own shares
                                                                               in your own name as of the closing of the
                                                                               reorganization (i.e., not in the name of a broker)
                                                                               and maintain your account, you may purchase
                                                                               additional Class A Shares of Pioneer Stock Fund
                                                                               through such account in the future without paying
                                                                               any sales charge.

                                                                               Except as described above, Class A Shares of
                                                                               Pioneer Papp Stock Fund are subject to a front-end
                                                                               sales charge of up to 5.75%.
=================================================================================================================================

=================================================================================================================================
                          Papp Stock Fund                                      Pioneer Stock Fund
=================================================================================================================================
Management and other      Papp Stock Fund pays an advisory fee on a monthly    Pioneer Stock Fund will pay Pioneer a management
fees                      basis at an annual rate of 1.00% of the Fund's       fee equal to 0.75% annually of average daily net
                          average daily net assets. In addition, Papp also     assets up to $1 billion and 0.70% annually for
                          serves as transfer, dividend disbursing and          average daily net assets in excess of $1 billion.
                          shareholder servicing agent for the Fund pursuant    In addition, the fund reimburses Pioneer for
                          to a separate agreement. Papp receives from the      certain fund accounting and legal expenses
                          Fund a monthly fee of $0.75 for each Fund            incurred on behalf of the fund and pays a separate
                          shareholder account, $0.50 for each dividend paid    shareholder servicing/transfer agency fee to
                          on a shareholder account, and $1.00 for each         Pioneer Investment Management Shareholder
                          purchase (other than by reinvestment, transfer or    Services, Inc. ("PIMSS"), an affiliate of Pioneer.
                          redemption) of fund shares.
                                                                               Pioneer pays the fee of Papp as the sub-adviser to
                          Papp has agreed to limit certain of the Fund's       the Pioneer Stock Fund.
                          ordinary operating expenses to 1.25% of its
                          average daily net assets for any fiscal year. For    Until December 31, 2006, Pioneer has agreed to
                          the fiscal year ended December 31, 2002, the         limit Pioneer Stock Fund's ordinary operating
                          Fund's operating expenses, without giving effect     expenses per Class A share to 1.25% of average
                          to such limitation, were 1.14% per share and the     daily net assets.
                          expense limitation was not triggered.
=================================================================================================================================
Distribution and          Shares of the Fund are not subject to a 12b-1 fee.   Class A Shares are subject to a 12b-1 fee equal to
service (12b-1) fee                                                            0.25% annually of average daily net assets.
=================================================================================================================================
Buying shares             You may buy shares directly through Papp Stock       Subject to sales charges except as noted above
                          Fund's transfer agent or other financial             (see "sales charges"), you may buy shares from any
                          intermediaries as described in detail in the         investment firm that has a sales agreement with
                          Fund's prospectus.                                   Pioneer Funds Distributor, Inc., Pioneer Stock
                                                                               Fund's distributor ("PFD"). Existing shareholders
                                                                               of Papp Stock Fund who own shares in their own
                                                                               name as of the closing date of the reorganization
                                                                               and who maintain their accounts may buy shares of
                                                                               Pioneer Stock Fund through such accounts in the
                                                                               future without paying sales charges, but subject
                                                                               to the Class A 12b-1 fee.

                                                                               Pioneer Stock Fund also offers several other
                                                                               classes of shares which are subject to different
                                                                               sales charges and 12b-1 fees than Class A shares,
                                                                               as well as a class of shares for institutional
                                                                               investors without any sales charges or 12b-1 fees.
=================================================================================================================================
Exchange privilege        You may exchange shares of Papp Stock Fund without   You may exchange shares of Pioneer Stock Fund
                          incurring an exchange fee with the other three       without incurring any fee on the exchange with the
                          Funds in the Papp family of funds.                   more than 20 other Pioneer Funds. An exchange
                                                                               generally is treated as a sale and a new purchase
                                                                               of shares for federal income tax purposes.
=================================================================================================================================
Selling Shares            Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.
                          =======================================================================================================
                          You may sell your shares by contacting the Fund      Normally, your investment firm will send your
                          directly.                                            request to sell shares to PIMSS. You can also sell
                                                                               your shares by contacting the fund directly if
                                                                               your account is registered in your name.
=================================================================================================================================

Comparison of Principal Risks of Investing in the Funds

Because each fund has substantially the same portfolio management team and a substantially similar investment objective, policies and strategies, the funds are subject to the same principal risks. You could lose money on your investment in the fund or not make as much as if you invested elsewhere if:

   o  The stock market goes down (this risk may be greater in the short term);

   o  Growth stocks fall out of favor with investors;

   o The fund's investments do not have the growth potential originally expected; and

   o Large capitalization and/or mid-capitalization stocks fall out of favor with investors.

In addition, the fund may invest in small capitalization companies, as there is no restriction on the size of the companies in which the fund may invest. The small capitalization companies in which the fund may invest carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than securities of larger companies.

The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be mroe volatile than the performance of funds holding more securities.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

Other Consequences of the Reorganization

The Papp Stock Fund and Pioneer Stock Fund each pay monthly management fees equal to the following annual percentages of average daily net assets:

   --------------------------------------------------------------------------
   Papp Stock Fund                       Pioneer Stock Fund
    Management Fee                         Management Fee
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

        1.00% 0.75% -- for average daily net assets up to $1 billion 0.70% -- for average daily net assets over $1 billion
   --------------------------------------------------------------------------

The annual management fee rate payable by Pioneer Stock Fund (without giving effect to expense limitations) is less than the rate paid by your Fund. However, Class A shares of Pioneer Stock Fund are subject to a 12b-1 fee. At current asset levels, the combined management fee and 12b-1 fee for Class A shares of Pioneer Stock Fund is equal to Papp Stock Fund's management fee alone.

In addition to the management fee, your Fund pays a monthly transfer agent, dividend disbursing and shareholder servicing agent fee to Papp of $0.75 for each Fund shareholder account, $0.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of Fund shares. Pioneer will provide certain accounting and legal services under a separate administration agreement for approximately [0.02]% of average daily net assets. PIMSS will provide shareholder servicing and transfer agency services to Pioneer Stock Fund under a separate shareholder servicing/transfer agency agreement at an annual fee of $26.60 for each Class A shareholder account. PIMSS will also be reimbursed for its cash out-of-pocket expenditures. Pioneer, and not Pioneer Stock Fund, will pay Papp a subadvisory fee.

For its most recent fiscal year, your Fund's per share operating expenses were 1.14% of average daily net assets. Papp has agreed to reimburse the Fund to the extent the Fund's total operating expenses (excluding taxes, interest, and extraordinary litigation expenses) during any fiscal year exceed 1.25% of its average daily net asset value in such year. This expense reimbursement cannot be changed without stockholder approval.

Similarly, with regard to Pioneer Stock Fund, Pioneer has agreed to limit, until December 31, 2006, Class A expenses to 1.25% of the average daily net assets attributable to Class A shares by not imposing all or a portion of its management fee and, if necessary, limiting other ordinary operating expenses of the fund. Pioneer may subsequently recover reimbursed expenses within three years of being incurred from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. The total expense ratio for Class A shares of Pioneer Stock Fund could thus be higher than the total expense ratio for the shares of your Fund given that Pioneer Stock Fund's expense limitation of 1.25% of average daily net asset value is slightly higher than the fund's actual operating expense ratio for the most recent fiscal year of 1.14%. However, it is anticipated that the operating expense ratio of the Class A shares of Pioneer Stock Fund will be equivalent to the actual operating expense ratio for your Fund. You will benefit further if Pioneer Stock Fund's actual operating expenses are less than 1.14% of average daily net assets due to greater operating efficiencies or economies of scale.

Performance information for Pioneer Stock Fund is not presented because the fund has not yet commenced operations. As accounting successor to your Fund, Pioneer Stock Fund will assume your Fund's historical performance after the reorganization.

Set forth below is performance information for your Fund. The following performance information indicates some of the risks of investing in your Fund. The bar chart shows how your Fund's total return has varied from year to year. The table shows your Fund's average annual total return (before and after taxes) over time compared with a broad-based market index. Past performance before and after taxes does not indicate future results.

                          Calendar Year Total Returns*

    [DATA BELOW IS REPRESENTED BY A GRAPHICAL CHART IN THE ORIGINAL REPORT]

1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
------------------------------------------------------------------------------
1.66   -1.46   32.93   21.77   33.12   26.99   14.99   -6.02   -12.69   -23.98

Your Fund's calendar year-to-date return as of September 30, 2003 was [ ]%. For the same period, the return of the S&P 500 Index was [ ]%.

*During the period shown in the bar chart, your Fund's highest quarterly return was 23.50% for the quarter ended December 31, 1998 and the lowest quarterly return was -17.37% for the quarter ended June 30, 2002.

Average Annual Total Returns as of December 31, 2002

                                                                                           Since
                                                         1 Year    5 Years   10 Years   Inception(1)
                                                         ------    -------   --------   ------------
Papp Stock Fund
   Return Before Taxes                                   -23.98%    -1.85%     6.99%       9.26%
   Return After Taxes on Distributions (2)               -23.98%    -2.35%     6.47%       8.66%
   Return After Taxes on Distributions and               -14.48%    -1.27%     5.89%       7.91%
      Sale of Fund Shares (2)

S&P 500 Index(3)                                         -22.10%    -0.59%     9.34%       9.87%
   (reflects no deduction for fees, expenses or taxes)

--------------------
(1) The Fund commenced operations on November 29, 1989.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRA accounts, or to investors that are tax-exempt.

(3)The S&P 500 Index is an unmanaged market-weighted index that includes the stocks of 500 of the largest U.S. companies.

The Funds' Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your Fund, the expenses of your Fund for its fiscal year ended December 31, 2002 and (ii) for the Pioneer Stock Fund, the estimated annual expenses of the Pioneer Stock Fund. The Pioneer Stock Fund's actual expenses may be greater or less.

=============================================================================================================
Shareholder transaction fees (paid directly from your investment)      Papp Stock Fund     Pioneer Stock Fund
                                                                                                Class A
=============================================================================================================
Maximum sales charge (load) when you buy shares as a percentage of
offering price                                                               none               5.75(1)
=============================================================================================================
Maximum deferred sales charge (load) as a % of purchase price or the
amount you receive when you sell shares, whichever is less                   none               none(2)
=============================================================================================================

=============================================================================================================
Annual fund operating expenses (deducted from fund assets)             Papp Stock Fund     Pioneer Stock Fund
(as a % of average net assets)                                                                  Class A
=============================================================================================================
Management fee                                                              1.00%                0.75%
=============================================================================================================
Distribution and service                                                     none                0.25%
(12b-1) fee
=============================================================================================================
Other expenses                                                              0.14%                [___]%
=============================================================================================================
Total fund operating expenses                                               1.14%                 [ ]%
=============================================================================================================
Expense reduction (3)                                                        none               [(___%)]
=============================================================================================================
Net fund operating expenses                                                 1.14%                 [ ]%
=============================================================================================================

(1) As described above, this sales charge does not apply to shares received in the reorganization by stockholders of your Fund who become shareholders of record of the Pioneer Stock Fund through the reorganization. In addition, stockholders of your Fund who own shares in their own name (i.e., not in the name of a broker or other intermediary) and maintain such account as of the closing of the reorganization may purchase additional Class A Shares of Pioneer Stock Fund through such account in the future without paying this sales charge.

(2) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(3) As described above, Papp has contractually agreed to reimburse Papp Stock Fund to the extent the Fund's total ordinary operating expenses exceed 1.25% of the Fund's average daily net asset value in a fiscal year. This limitation cannot be changed without shareholder approval. Also as described above, Pioneer has agreed to waive its fees for Pioneer Stock Fund to the extent certain of the Fund's total ordinary operating expenses exceed 1.25% of the fund's average daily net asset value in a fiscal year. This expense limitation is contractual through December 31, 2006. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which the class' expenses were reduced.

The hypothetical example below helps you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's gross operating expenses remain the same and (e) the expense limitations are in effect for one year for Papp Stock Fund and for three years for Pioneer Stock Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

================================================================================
Example
================================================================================
                                          Papp Stock Fund     Pioneer Stock Fund
                                                                Class A Shares
================================================================================
Year 1                                         $120                  $[ ]
================================================================================
Year 3                                         $373                  $[ ]
================================================================================
Year 5                                         $646                  $[ ]
================================================================================
Year 10                                       $1,424                 $[ ]
================================================================================

PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

o The reorganization is scheduled to occur as of 5:00 p.m., Eastern time, on [December ___], 2003, unless your Fund and Pioneer Stock Fund agree in writing to a later date. Your Fund will transfer all of its assets to Pioneer Stock Fund. Pioneer Stock Fund will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Pioneer Stock Fund will issue to your Fund Class A shares with an aggregate net asset value equal to the net assets attributable to your Fund's shares. These shares will immediately be distributed to your Fund's stockholders in proportion to their holdings of your Fund's shares on the reorganization date. As a result, your Fund's stockholders will end up as Class A shareholders of Pioneer Stock Fund.

o  After the distribution of shares, your Fund will be liquidated and dissolved.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to Pioneer Stock Fund.

Agreement and Plan of Reorganization

The stockholders of your Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

The directors of your Fund believe that the proposed reorganization will be advantageous to the stockholders of your Fund for several reasons. The directors considered the following matters, among others, in approving the proposal.

First, Pioneer and its affiliates have greater potential for increasing the size of the Fund due to Pioneer's experience in distributing mutual funds through a broader range of distribution channels than currently available to your Fund. Over the long-term, if this potential for a larger asset base is realized, it is expected to reduce the Fund's per share operating expenses and increase the portfolio management options available to the Fund.

Second, stockholders of your Fund will enjoy continuity of portfolio management. Because Pioneer will retain Papp to act as subadviser to Pioneer Stock Fund, the portfolio management team of your Fund will be the same portfolio management team for Pioneer Stock Fund. Pioneer will oversee Papp as subadviser to Pioneer Stock Fund in accordance with the terms of the Sub-Advisory Agreement.

Third, although Papp will manage the assets of Pioneer Stock Fund as its subadviser, Pioneer will be responsible for the overall management of Pioneer Stock Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. Your Fund will benefit from Pioneer's experience and resources in managing investment companies. At August 31, 2003, Pioneer managed over 50 investment companies and accounts with approximately $29 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of August 31, 2003, assets under management by UniCredito Italiano S.p.A. were approximately [$128] billion worldwide.

Fourth, until December 31, 2006, Pioneer has agreed to limit the expenses of Class A shares of Pioneer Stock Fund to 1.25% of average daily net assets, which is the same as the percentage expense limitation currently in place for your Fund (however, actual expenses are 1.14%). After December 31, 2006, Pioneer is not obligated to maintain an expenses limitation but may voluntarily agree to continue such arrangement. Notwithstanding the expense limitations, if Pioneer's greater distribution strength increases the net assets of your Fund, it is likely that Pioneer Stock Fund's expenses over time will be lower than your Fund's current expenses. The long-term asset growth potential, resulting economies of scale and other efficiencies in other expenses could result in lower overall expenses of Pioneer Stock Fund compared to those of your Fund after the expense limitation agreement expires.

Fifth, the Class A shares of Pioneer Stock Fund received in the reorganization will provide your Fund's stockholders with exposure to substantially the same investment product as they currently have.

Sixth, Pioneer Stock Fund is part of a diverse family of mutual funds, with over 20 funds that will be available to your Fund's stockholders through exchanges. Currently, stockholders of your Fund may exchange their shares for shares of the other three Papp Funds.

The boards of both funds considered that Pioneer will pay all of the expenses of the Fund and Pioneer Stock Fund associated with the preparation, printing and mailing of any stockholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

The boards of both funds also considered that in accordance with Section 15(f) of the Investment Company Act, Pioneer has agreed with Papp that for a period of at least three years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts to assure that at least 75% of the Pioneer Funds' board of trustees are not "interested persons" (as defined in the Investment Company Act) of Pioneer or Papp; however, the nomination and election of the members of the board of trustees of the Pioneer Funds is determined by the board of trustees of the Pioneer Funds or their shareholders. Pioneer has also agreed with Papp that for two years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts not to impose an unfair burden on Pioneer Stock Fund in connection with the reorganization.

The boards of both funds considered that each fund's investment adviser, as well as Pioneer Stock Fund's principal distributor, will benefit from the reorganization. Because Pioneer Stock Fund will be the accounting successor to your Fund and will assume your Fund's performance record, Pioneer expects to be able to increase Pioneer Stock Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with a similar objective and no historical performance record. Such a growth in asset size benefits Pioneer by increasing its management fees and accelerating the point at which management of the fund is profitable to Pioneer. As subadviser to Pioneer Stock Fund, Papp would similarly benefit from increased assets because it would receive greater subadvisory fees. Moreover, as discussed below under "Certain Agreements between Pioneer and Papp," Papp will receive economic benefits from Pioneer if the reorganization is completed.

The board of trustees of Pioneer Stock Fund also considered that the reorganization presents an excellent opportunity for the Pioneer Stock Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Stock Fund and its stockholders.

Certain Agreements between Pioneer and Papp

In connection with the reorganization, Pioneer and Papp have entered into an agreement dated as of [ ], 2003 (the "Transfer Agreement"), which provides, among other things, that (i) Pioneer shall make a payment to Papp upon the closing of the reorganizations of the funds, (ii) Papp shall enter into and perform its obligations under a subadvisory agreement with Pioneer (the "Pioneer Stock Fund Sub-Advisory Agreement," or, the "Sub-Advisory Agreement") to serve as subadviser of Pioneer Stock Fund, (iii) Pioneer guarantees a minimum aggregate amount of subadvisory fees received from the Pioneer Funds during the initial three year period; (iv) Pioneer shall pay Papp a specified fee if within five years of the closing of the reorganization Pioneer terminates the Sub-Advisory Agreement with Papp without cause and (v) Papp will be subject to certain non-competition provisions. The terms of the Sub-Advisory Agreement with Papp are discussed under "Material Provisions of the Management Contracts and the Sub-Advisory Agreement."

Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to Pioneer Stock Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your Fund upon (1) the transfer of all of its assets to Pioneer Stock Fund as described above or (2) the distribution by your Fund of Pioneer Stock Fund shares to your Fund's stockholders;

o No gain or loss will be recognized by Pioneer Stock Fund upon the receipt of your Fund's assets solely in exchange for the issuance of Pioneer Stock Fund shares to your Fund and the assumption of your Fund's liabilities by Pioneer Stock Fund;

o The basis of the assets of your Fund acquired by Pioneer Stock Fund will be the same as the basis of those assets in the hands of your Fund immediately before the transfer;

o The tax holding period of the assets of your Fund in the hands of Pioneer Stock Fund will include your Fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your Fund solely for Pioneer Stock Fund shares as part of the reorganization;

o The basis of Pioneer Stock Fund shares received by you in the reorganization will be the same as the basis of your shares of your Fund surrendered in exchange; and

o The tax holding period of Pioneer Stock Fund shares you receive will include the tax holding period of the shares of your Fund surrendered in the exchange, provided that the shares of your Fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your Fund and Pioneer Stock Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of Agreement and Plan of Reorganization

Conditions to Closing the Reorganization. The obligation of your Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the execution by Papp and Pioneer of investment subadvisory agreements whereby Papp would serve as subadviser to each Pioneer Fund, the performance by Pioneer Stock Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligation of Pioneer Stock Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your Fund's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your Fund, in accordance with the provisions of your Fund's charter and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Section 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

Termination of Agreement. The board of either your Fund or Pioneer Stock Fund may terminate the Agreement and Plan of Reorganization (even if the stockholders of your Fund have already approved it) at any time before the reorganization date, if that board believes in good faith that proceeding with the reorganization would no longer be in the best interests of shareholders.

Expenses of the Reorganization. Pioneer will pay all of the expenses of the fund and Pioneer Stock Fund associated with the preparation, printing and mailing of any stockholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of September 30, 2003, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of Pioneer Stock Fund being issued for each share of your Fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.

=====================================================================================
                                             September 30, 2003
=====================================================================================
                                                                   Pioneer Stock Fund
                            Papp Stock Fund   Pioneer Stock Fund        Pro Forma
=====================================================================================
Net Assets                     $ million             N/A                $ million
=====================================================================================
Net Asset Value Per Share         [ ]                N/A                   [ ]
=====================================================================================
Shares Outstanding                [ ]                N/A                   [ ]
=====================================================================================

It is impossible to predict how many shares of Pioneer Stock Fund will actually be received and distributed by your Fund on the reorganization date. The table should not be relied upon to determine the amount of Pioneer Stock Fund's shares that will actually be received and distributed.

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of directors of your Fund, including the directors who are not "interested persons" of your Fund or Papp ("independent directors"), approved the reorganization. In particular, the board of directors determined that the reorganization is in the best interests of your Fund. Similarly, the board of trustees of Pioneer Stock Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Pioneer Stock Fund.

The directors of your Fund recommend that the stockholders of your Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

PROPOSAL 2

Approval of Agreement and Plan of Reorganization between Papp America-Abroad Fund, Inc. (as defined above, "Papp America-Abroad Fund") and Pioneer Papp America-Abroad Fund (as defined above, "Pioneer America Abroad Fund")

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Comparison of Papp America-Abroad Fund to the Pioneer America Abroad Fund
=================================================================================================================================
                          Papp America-Abroad Fund                             Pioneer America Abroad Fund
=================================================================================================================================
Business                  A diversified open-end investment management         A newly organized diversified series of Pioneer
                          company organized as a Maryland corporation.         Series Trust II, an open-end investment management
                                                                               company organized as a Delaware statutory trust.
=================================================================================================================================
Net assets as of          $[          ] million                                None. The Pioneer America Abroad Fund is newly
September 30, 2003                                                             organized and does not expect to commence
                                                                               investment operations until after the
                                                                               reorganization occurs.
=================================================================================================================================
Investment advisers       Investment adviser:                                  Investment adviser
and portfolio managers    L. Roy Papp & Associates, LLP (as defined above,     Pioneer Investment Management, Inc. (as defined
                          "Papp")                                              above, "Pioneer")

                          Portfolio Managers:                                  Investment subadviser:
                          L. Roy Papp, Chairman and Director (since 1989) of   Papp
                          Papp; Rosellen C. Papp, Chief Financial Adviser,
                          Vice President, Treasurer and Director (since        Portfolio Managers:
                          1989) of Papp                                        L. Roy Papp, Chairman and Director (since 1989) of
                                                                               Papp; Rosellen C. Papp, Chief Financial Adviser,
                                                                               Vice President, Treasurer and Director (since
                                                                               1989) of Papp

                                                                               Pioneer retains the ultimate responsibility to
                                                                               oversee the subadviser and may, subject only to
                                                                               the approval of the board of trustees of the
                                                                               Pioneer Funds, hire, terminate and replace the
                                                                               subadviser without shareholder approval. Pioneer
                                                                               has no current intention to replace Papp as
                                                                               subadviser for Pioneer America Abroad Fund.
=================================================================================================================================
Investment objectives
                          =======================================================================================================
                          Each fund seeks long-term capital growth.
                          The investment objective of each
                          fund is fundamental and cannot be changed without
                          shareholder approval.

=================================================================================================================================
Primary investments       Equity securities, with an emphasis on issuers traded in the U.S. that Papp believes have substantial international activities. Each fund may invest a portion of its assets in equity securities of foreign companies which are traded in U.S. markets.
                          =======================================================================================================
                          Under normal market conditions, at least 80% of      Under normal market conditions, at least 80% of
                          net assets in common stocks.                         assets in equity securities (including common
                                                                               stocks, convertible debt and other equity
                                                                               instruments, such as depositary receipts,
                                                                               warrants, rights and preferred stocks).
=================================================================================================================================

=================================================================================================================================
                          Papp America-Abroad Fund                             Pioneer America Abroad Fund
=================================================================================================================================
Investment Strategies     Each fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. The fund purchases equity securities that Papp believes have favorable prospects for capital appreciation because these securities are trading at prices that, in Papp's opinion, do not fully reflect their value relative to the market as a whole. Papp evaluates an issuer's prospects for capital appreciation by considering, among other factors, growth over extended periods of time, profitability created through operating efficiency rather than financial leverage, and whether cash flows confirm the sustainability of growth.

                          Papp follows a "buy and hold" strategy. Once a security is purchased, the fund ordinarily retains an investment so long as it continues to believe that the security's prospects for appreciation continue to be favorable and that the security is not overvalued in the marketplace. Papp does not attempt to time the market.
=================================================================================================================================
Other investments         The Fund may invest up to 20% of its assets in       The fund may invest up to 20% of its assets in
                          common stocks generally.                             debt securities of U.S. corporate and government
                                                                               issuers. The fund generally acquires debt
                                                                               securities that are rated investment grade, but
                                                                               may invest up to 5% of its net assets in below
                                                                               investment grade debt securities.
=================================================================================================================================
Temporary defensive       Papp America-Abroad Fund may hold cash or invest     Pioneer America Abroad Fund may invest up to 100%
strategies                up to 100% of its assets in high-quality             of its assets in securities with remaining
                          short-term government or corporate obligations.      maturities of less than one year, cash equivalents
                                                                               or may hold cash.
=================================================================================================================================
Diversification           Each fund is diversified for the purpose of the Investment Company Act of 1940 (the "Investment Company
                          Act"), and each fund is subject to diversification requirements under the Internal Revenue Code of 1986
                          (the "Code").
=================================================================================================================================
Industry Concentration    Each fund may not invest more than 25% of its assets in any one industry.
=================================================================================================================================
Restricted and Illiquid   Papp America-Abroad Fund may not invest more than    Pioneer America Abroad Fund may not invest more
Securities                5% of its assets in securities which are not         than 15% of its net assets in securities which are
                          readily marketable.                                  illiquid and other securities which are not
                                                                               readily marketable.
=================================================================================================================================
Borrowing                 Papp America-Abroad Fund may not borrow money        Pioneer America Abroad Fund may not borrow money,
                          except from banks for temporary or emergency         except on a temporary basis and to the extent
                          purposes in amounts not exceeding 10% of the value   permitted by applicable law, as amended and
                          of the Fund's assets at the time of borrowing. The   interpreted or modified from time to time by any
                          Fund may not purchase securities when borrowings     regulatory authority having jurisdiction. Under
                          exceed 5% of its assets.                             current regulatory requirements, the fund may: (a)
                                                                               borrow from banks or through reverse repurchase
                                                                               agreements in an amount up to 33 1/3% of the
                                                                               fund's total assets (including the amount
                                                                               borrowed); (b) borrow up to an additional 5% of
                                                                               the fund's assets for temporary purposes; (c)
                                                                               obtain such short-term credits as are necessary
                                                                               for the clearance of portfolio transactions; (d)
                                                                               purchase securities on margin to the extent
                                                                               permitted by applicable law; and (e) engage in
                                                                               transactions in mortgage dollar rolls that are
                                                                               accounted for as financings.
=================================================================================================================================
Lending                   Papp America-Abroad Fund may not make loans (but     Pioneer America Abroad Fund may lend portfolio
                          the Fund may invest in debt securities subject to    securities with a value that may not exceed 33
                          the 5% limitation on investing in illiquid           1/3% of the value of its assets.
                          securities).
=================================================================================================================================
Derivative instruments    Papp America-Abroad Fund may not utilize             Pioneer America Abroad Fund may use futures and
                          derivative instruments, such as options, futures     options on securities, indices and other
                          and options on futures.                              derivatives. The fund does not use derivatives as
                                                                               a primary investment technique and generally
                                                                               limits their use to hedging. However, the fund may
                                                                               use derivatives for a variety of non-principal
                                                                               purposes, including:
                                                                                  o  As a hedge against adverse changes in stock
                                                                                     market prices, interest rates or currency
                                                                                     exchange rates
                                                                                  o  As a substitute for purchasing or selling
                                                                                     securities
                                                                                  o  To increase the fund's return as a
                                                                                     non-hedging strategy that may be considered
                                                                                     speculative
=================================================================================================================================
Other investment          As described above, the funds have substantially similar principal investment strategies and policies.
policies and              Certain of the non-principal investment policies and restrictions are different. For a more complete
restrictions              discussion of each fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
=================================================================================================================================
                                                             Buying, Selling and Exchange Shares
=================================================================================================================================
Sales charges             Shares are offered with no sales charges.            The Class A Shares of Pioneer America Abroad Fund
                                                                               you receive in the reorganization will not be
                                                                               subject to any sales charge. Moreover, if you own
                                                                               shares in your own name as of the closing of the
                                                                               reorganization (i.e., not in the name of a broker)
                                                                               and maintain your account, you may purchase
=================================================================================================================================

=================================================================================================================================
                          Papp America-Abroad Fund                             Pioneer America Abroad Fund
=================================================================================================================================
                                                                               additional Class A Shares of Pioneer America
                                                                               Abroad Fund through such account in the future
                                                                               without paying any sales charge.

                                                                               Except as described above, Class A Shares of
                                                                               Pioneer America Abroad Fund are subject to a
                                                                               front-end sales charge of up to 5.75%.
=================================================================================================================================
Management and other      Papp America-Abroad Fund pays an advisory fee on a   Pioneer America Abroad Fund will pay Pioneer a
fees                      monthly basis at an annual rate of 1.00% of the      management fee equal to 0.75% annually of average
                          Fund's average daily net assets. In addition, Papp   daily net assets up to $1 billion and 0.70%
                          also serves as transfer, dividend disbursing and     annually for average daily net assets in excess of
                          shareholder servicing agent for the Fund pursuant    $1 billion. In addition, the fund reimburses
                          to a separate agreement. Papp receives from the      Pioneer for certain fund accounting and legal
                          Fund a monthly fee of $0.75 for each Fund            expenses incurred on behalf of the fund and pays a
                          shareholder account, $0.50 for each dividend paid    separate shareholder servicing/transfer agency fee
                          on a shareholder account, and $1.00 for each         to Pioneer Investment Management Shareholder
                          purchase (other than by reinvestment, transfer or    Services, Inc. (as defined above "PIMSS"), an
                          redemption) of Fund shares.                          affiliate of Pioneer.

                          Papp has agreed to limit certain of the Fund's       Pioneer pays the fee of Papp as the sub-adviser to
                          ordinary operating expenses to 1.25% of its          the Pioneer America Abroad Fund.
                          average daily net assets for any fiscal year. For
                          the fiscal year ended December 31, 2002, the         Until December 31, 2006, Pioneer has agreed to
                          Fund's total operating expenses, without giving      limit Pioneer America Abroad Fund's ordinary
                          effect to such limitation, were 1.18% per share      operating expenses per Class A share to 1.25% of
                          and the expense limitation was not triggered.        average daily net assets.
=================================================================================================================================
Distribution and service  Shares of the Fund are not subject to a 12b-1 fee.   Class A Shares are subject to a 12b-1 fee equal to
(12b-1) fee                                                                    0.25% annually of average daily net assets.
=================================================================================================================================
Buying shares             You may buy shares directly through Papp             Subject to sales charges except as noted above
                          America-Abroad Fund's transfer agent or other        (see "sales charges"), you may buy shares from any
                          financial intermediaries as described in detail in   investment firm that has a sales agreement with
                          the Fund's prospectus.                               Pioneer Funds Distributor, Inc., Pioneer America
                                                                               Abroad Fund's distributor (as defined above
                                                                               "PFD"). Existing shareholders of Papp
                                                                               America-Abroad Fund who own shares in their own
                                                                               name as of the closing date of the reorganization
                                                                               and who maintain their accounts may buy shares of
                                                                               Pioneer America Abroad Fund through such accounts
                                                                               in the future without paying sales charges, but
                                                                               subject to the Class A 12b-1 fee.

                                                                               Pioneer America Abroad Fund also offers several
                                                                               other classes of shares which are subject to
                                                                               different sales charges and 12b-1 fees than Class
                                                                               A shares, as well as a class of shares for
                                                                               institutional investors without any sales charges
                                                                               or 12b-1 fees.
=================================================================================================================================
Exchange privilege        You may exchange shares of Papp America-Abroad       You may exchange shares of Pioneer America Abroad
                          Fund without incurring an exchange fee with the      Fund without incurring any fee on the exchange
                          other three Funds in the Papp family of funds.       with the more than 20 other Pioneer Funds. An
                                                                               exchange generally is treated as a sale and a new
                                                                               purchase of shares for federal income tax
                                                                               purposes.
=================================================================================================================================
Selling Shares            Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.
                          =======================================================================================================
                          You may sell your shares by contacting the Fund      Normally, your investment firm will send your
                          directly.                                            request to sell shares to PIMSS. You can also sell
                                                                               your shares by contacting the fund directly if
                                                                               your account is registered in your name.
=================================================================================================================================

Comparison of Principal Risks of Investing in the Funds

Because each fund has substantially the same portfolio management team and a substantially similar investment objective, policies and strategies, the funds are subject to the same principal risks. You could lose money on your investment in the fund or not make as much as if you invested elsewhere if:

   o  The stock market goes down (this risk may be greater in the short term);

   o  Growth stocks fall out of favor with investors;

   o The fund's investments do not have the growth potential originally expected; and

Investing in issuers that have substantial international activities may involve unique risks. These risks may include:

   o  Adverse effect of currency exchange rates or controls;

   o The issuer may be effected by economic growth rates abroad as well as in the United States;

   o Economic, political or social developments may adversely affect the issuer's products or services abroad;

   o Potential trade disputes or restrictions between the U.S. and the markets to which the issuer exports its goods or services; and

   o Possible seizure, nationalization or expropriation of the issuer's assets abroad.

To the extent the fund invests directly in foreign companies, the fund may be subject to the following risks which are in addition to the risks described above for investing in U.S. issuers with substantial international activities:

   o There is political, economic or social instability in foreign countries of companies in which the fund invests.

   o Less information about foreign issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

   o  Withholding or foreign taxes may decrease the fund's returns

The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

Other Consequences of the Reorganization

The Papp America-Abroad Fund and Pioneer America Abroad Fund each pay monthly management fees equal to the following annual percentages of average daily net assets:

--------------------------------------------------------------------------------
Papp America-Abroad Fund               Pioneer America Abroad Fund
     Management Fee                           Management Fee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         1.00% 0.75% -- for average daily net assets up to $1 billion 0.70% -- for average daily net assets over $1 billion
--------------------------------------------------------------------------------

The annual management fee rate payable by Pioneer America Abroad Fund (without giving effect to expense limitations) is less than the rate paid by your Fund. However, Class A shares of Pioneer America Abroad Fund are subject to a 12b-1 fee. At current asset levels, the combined management fee and 12b-1 fee for Class A shares of Pioneer America Abroad Fund is equal to Papp America-Abroad Fund's management fee alone.

In addition to the management fee, your Fund pays a monthly transfer agent, dividend disbursing and shareholder servicing agent fee to Papp of $0.75 for each Fund shareholder account, $0.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of Fund shares. Pioneer will provide certain accounting and legal services under a separate administration agreement for approximately [0.02]% of average daily net assets. PIMSS will provide shareholder servicing and transfer agency services to Pioneer America Abroad Fund under a separate shareholder servicing/transfer agency agreement at an annual fee of $26.60 for each Class A shareholder account. PIMSS will also be reimbursed for its cash out-of-pocket expenditures. Pioneer, and not Pioneer America Abroad Fund, will pay Papp a subadvisory fee.

For its most recent fiscal year, your Fund's per share operating expenses were 1.18% of average daily net assets. Papp has agreed to reimburse the Fund to the extent the Fund's total operating expenses (excluding taxes, interest, and extraordinary litigation expenses) during any fiscal year exceed 1.25% of its average daily net asset value in such year. This expense reimbursement cannot be changed without stockholder approval.

Similarly, with regard to Pioneer America Abroad Fund, Pioneer has agreed to limit, until December 31, 2006, Class A expenses (other than extraordinary expenses) to 1.25% of the average daily net assets attributable to Class A shares by not imposing all or a portion of its management fee and, if necessary, limiting other ordinary operating expenses of the fund. Pioneer may subsequently recover reimbursed expenses within three years of being incurred from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. The total expense ratio for Class A shares of Pioneer America Abroad Fund could thus be higher than the total expense ratio for the shares of your Fund given that Pioneer America Abroad Fund's expense limitation of 1.25% of average daily net asset value is slightly higher than the fund's actual operating expense ratio for the most recent fiscal year of 1.18%. However, it is anticipated that the operating expense ratio of the Class A shares of Pioneer America Abroad Fund will be equivalent to the actual operating expense ratio for your Fund. You will benefit further if Pioneer America Abroad Fund's actual operating expenses are less than 1.18% of average daily net assets due to greater operating efficiencies or economies of scale.

Performance information for Pioneer America Abroad Fund is not presented because the fund has not yet commenced operations. As accounting successor to your Fund, Pioneer America Abroad Fund will assume your Fund's historical performance after the reorganization.

Set forth below is performance information for your Fund. The following performance information indicates some of the risks of investing in your Fund. The bar chart shows how your Fund's total return has varied from year to year. The table shows your Fund's average annual total return (before and after taxes) over time compared with a broad-based market index. Past performance before and after taxes does not indicate future results.

                          Calendar Year Total Returns*

     [DATA BELOW IS REPRESENTED BY A GRAPHICAL CHART IN THE ORIGINAL REPORT]

 1993   1994     1995    1996    1997    1998    1999    2000     2001    2002
------------------------------------------------------------------------------
-0.07   7.81    37.05   27.65   29.92   23.83   14.01   -8.62   -15.92  -25.02

Your Fund's calendar year-to-date return as of September 30, 2003 was [ ]%. For the same period, the return of the Morgan Stanley Word Index was [ ]%.

*During the period shown in the bar chart, your Fund's highest quarterly return was 27.81% for the quarter ended December 31, 1998 and the lowest quarterly return was -18.02% for the quarter ended June 30, 2002.

Average Annual Total Returns as of December 31, 2002

                                                                                              Since
                                                            1 Year    5 Years   10 Years   Inception(1)
                                                            ------    -------   --------   ------------
Papp America-Abroad Fund
      Return Before Taxes                                    -25.02%   -4.05%     7.13%        8.03%
      Return After Taxes on Distributions (2)                -25.02%   -4.91%     6.35%        7.29%
      Return After Taxes on Distributions and                -15.11%   -2.72%     6.16%        6.96%
            Sale of Fund Shares (2)

Morgan Stanley World Index(3)                                -21.06%   -2.84%     5.90%        5.47%
      (reflects no deduction for fees, expenses or taxes)

--------------------
(1) The Fund commenced operations on December 1, 1991.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRA accounts, or to investors that are tax-exempt.

(3) The Morgan Stanley World Index is an unmanaged, market-weighted index that includes 50% foreign companies and 50% U.S. companies.

The Funds' Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your Fund, the expenses of your Fund for its fiscal year ended December 31, 2002 and (ii) for the Pioneer America Abroad Fund, the estimated annual expenses of the Pioneer America Abroad Fund. The Pioneer America Abroad Fund's actual expenses may be greater or less.

=============================================================================================================================
                                                                                                  Pioneer America Abroad Fund
Shareholder transaction fees (paid directly from your investment)      Papp America-Abroad Fund             Class A
=============================================================================================================================
Maximum sales charge (load) when you buy shares as a percentage of
offering price                                                                   none                       5.75%(1)
=============================================================================================================================
Maximum deferred sales charge (load) as a % of purchase price or the
amount you receive when you sell shares, whichever is less                       none                       none(2)
=============================================================================================================================
=============================================================================================================================
Annual fund operating expenses (deducted from fund assets)                                        Pioneer America Abroad Fund
(as a % of average net assets)                                         Papp America-Abroad Fund             Class A
=============================================================================================================================
Management fee                                                                  1.00%                        0.75%
=============================================================================================================================
Distribution and service                                                         none                        0.25%
(12b-1) fee
=============================================================================================================================
Other expenses                                                                  0.18%                        [___]%
=============================================================================================================================
Total fund operating expenses                                                   1.18%                         [ ]%
=============================================================================================================================
Expense reduction (3)                                                            none                       [(___%)]
=============================================================================================================================
Net fund operating expenses                                                     1.18%                         [ ]%
=============================================================================================================================

(1) As described above, this sales charge does not apply to shares received in the reorganization by stockholders of your Fund who become shareholders of record of the Pioneer America Abroad Fund through the reorganization. In addition, stockholders of your Fund who own shares in their own name as of the closing of the reorganization (i.e., not in the name of a broker or other intermediary) and maintain such account may purchase additional Class A Shares of Pioneer America Abroad Fund through such account in the future without paying this sales charge.

(2) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(3) As described above, Papp has contractually agreed to reimburse Papp America-Abroad Fund to the extent the Fund's total ordinary operating expenses exceed 1.25% of the Fund's average daily net asset value in a fiscal year. This limitation cannot be changed without stockholder approval. Also as described above, Pioneer has agreed to waive its fees for Pioneer America Abroad Fund to the extent certain of the fund's ordinary operating expenses exceed 1.25% of the fund's average daily net asset value in a fiscal year. This expense limitation is contractual through December 31, 2006. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which the class' expenses were reduced.

The hypothetical example below helps you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's gross operating expenses remain the same, and (e) the expense limitations are in effect for one year for Papp America-Abroad Fund and for three years for Pioneer America Abroad Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

================================================================================
Example
================================================================================
                          Papp America-Abroad Fund   Pioneer America Abroad Fund
                                                            Class A Shares
================================================================================
Year 1                              $124                         $[ ]
================================================================================
Year 3                              $385                         $[ ]
================================================================================
Year 5                              $668                         $[ ]
================================================================================
Year 10                            $1,471                        $[ ]
================================================================================

PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

o The reorganization is scheduled to occur as of 5:00 p.m., Eastern time, on [December ___], 2003, unless your Fund and Pioneer America Abroad Fund agree in writing to a later date. Your Fund will transfer all of its assets to Pioneer America Abroad Fund. Pioneer America Abroad Fund will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Pioneer America Abroad Fund will issue to your Fund Class A shares with an aggregate net asset value equal to the net assets attributable to your Fund's shares. These shares will immediately be distributed to your Fund's stockholders in proportion to their holdings of your Fund's shares on the reorganization date. As a result, your Fund's stockholders will end up as Class A shareholders of Pioneer America Abroad Fund.

o  After the distribution of shares, your Fund will be liquidated and dissolved.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to Pioneer America Abroad Fund.

Agreement and Plan of Reorganization

The stockholders of your Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

The directors of your Fund believe that the proposed reorganization will be advantageous to the stockholders of your Fund for several reasons. The directors considered the following matters, among others, in approving the proposal.

First, Pioneer and its affiliates have greater potential for increasing the size of the Fund due to Pioneer's experience in distributing mutual funds through a broader range of distribution channels than currently available to your Fund. Over the long-term, if this potential for a larger asset base is realized, it is expected to reduce the Fund's per share operating expenses and increase the portfolio management options available to the Fund.

Second, stockholders of your Fund will enjoy continuity of portfolio management. Because Pioneer will retain Papp to act as subadviser to Pioneer America Abroad Fund, the portfolio management team of your Fund will be the same portfolio management team for Pioneer America Abroad Fund. Pioneer will oversee Papp as subadviser to Pioneer America Abroad Fund in accordance with the terms of the Sub-Advisory Agreement.

Third, although Papp will manage the assets of Pioneer America Abroad Fund as its subadviser, Pioneer will be responsible for the overall management of Pioneer America Abroad Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. Your Fund will benefit from Pioneer's experience and resources in managing investment companies. At August 31, 2003, Pioneer managed over 50 investment companies and accounts with approximately $29 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of August 31, 2003, assets under management by UniCredito Italiano S.p.A. were approximately $128 billion worldwide.

Fourth, until December 31, 2006, Pioneer has agreed to limit the expenses of Class A shares of Pioneer America Abroad Fund to 1.25% of average daily net assets, which is the same as the percentage expense limitation currently in place for your Fund (however, actual expense are 1.18%). After December 31, 2006, Pioneer is not obligated to maintain an expenses limitation but may voluntarily agree to continue such arrangement. Notwithstanding the expense limitations, if Pioneer's greater distribution strength increases the net assets of your Fund, it is likely that Pioneer America Abroad Fund's expenses over time will be lower than your Fund's current expenses. The long-term asset growth potential, resulting economies of scale and other efficiencies in other expenses could result in lower overall expenses of Pioneer America Abroad Fund compared to those of your Fund after the expense limitation agreement expires.

Fifth, the Class A shares of Pioneer America Abroad Fund received in the reorganization will provide your Fund's stockholders with exposure to substantially the same investment product as they currently have.

Sixth, Pioneer America Abroad Fund is part of a diverse family of mutual funds, with over 20 funds that will be available to your Fund's stockholders through exchanges. Currently, stockholders of your Fund may exchange their shares for shares of the other three Papp Funds.

The boards of both funds considered that Pioneer will pay all of the expenses of the Fund and Pioneer America Abroad Fund associated with the preparation, printing and mailing of any shareholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

The boards of both funds also considered that in accordance with Section 15(f) of the Investment Company Act, Pioneer has agreed with Papp that for a period of at least three years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts to assure that at least 75% of the Pioneer Funds' board of trustees are not "interested persons" (as defined in the Investment Company Act) of Pioneer or Papp; however, the nomination and election of the members of the board of trustees of the Pioneer Funds is determined by the board of trustees of the Pioneer Funds or their shareholders. Pioneer has also agreed with Papp that for two years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts not to impose an unfair burden on Pioneer America Abroad Fund in connection with the reorganization.

The boards of both funds considered that each fund's investment adviser, as well as Pioneer America Abroad Fund's principal distributor, will benefit from the reorganization. Because Pioneer America Abroad Fund will be the accounting successor to your Fund and will assume your Fund's performance record, Pioneer expects to be able to increase Pioneer America Abroad Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with a similar objective and no historical performance record. Such a growth in asset size benefits Pioneer by increasing its management fees and accelerating the point at which management of the fund is profitable to Pioneer. As subadviser to Pioneer America Abroad Fund, Papp would similarly benefit from increased assets because it would receive greater subadvisory fees. Moreover, as discussed below under "Certain Agreements between Pioneer and Papp," Papp will receive economic benefits from Pioneer if the reorganization is completed.

The board of trustees of Pioneer America Abroad Fund also considered that the reorganization presents an excellent opportunity for the Pioneer America Abroad Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer America Abroad Fund and its shareholders.

Certain Agreements between Pioneer and Papp

In connection with the reorganization, Pioneer and Papp have entered into an agreement dated as of [ ], 2003 (the "Transfer Agreement"), which provides, among other things, that (i) Pioneer shall make a payment to Papp upon the closing of the reorganizations of the funds, (ii) Papp shall enter into and perform its obligations under a subadvisory agreement with Pioneer (the "Pioneer America Abroad Fund Sub-Advisory Agreement," or, the "Sub-Advisory Agreement") to serve as subadviser of Pioneer America Abroad Fund, (iii) Pioneer guarantees a minimum aggregate amount of subadvisory fees received from the Pioneer Funds during the initial three year period; (iv) Pioneer shall pay Papp a specified fee if within five years of the closing of the reorganization Pioneer terminates the Sub-Advisory Agreement with Papp without cause and (v) Papp will be subject to certain non-competition provisions. The terms of the Sub-Advisory Agreement with Papp are discussed under "Material Provisions of the Management Contracts and the Sub-Advisory Agreement."

Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to Pioneer America Abroad Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your Fund upon (1) the transfer of all of its assets to Pioneer America Abroad Fund as described above or (2) the distribution by your Fund of Pioneer America Abroad Fund shares to your Fund's stockholders;

o No gain or loss will be recognized by Pioneer America Abroad Fund upon the receipt of your Fund's assets solely in exchange for the issuance of Pioneer America Abroad Fund shares to your Fund and the assumption of your Fund's liabilities by Pioneer America Abroad Fund;

o The basis of the assets of your Fund acquired by Pioneer America Abroad Fund will be the same as the basis of those assets in the hands of your Fund immediately before the transfer;

o The tax holding period of the assets of your Fund in the hands of Pioneer America Abroad Fund will include your Fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your Fund solely for Pioneer America Abroad Fund shares as part of the reorganization;

o The basis of Pioneer America Abroad Fund shares received by you in the reorganization will be the same as the basis of your shares of your Fund surrendered in exchange; and

o The tax holding period of Pioneer America Abroad Fund shares you receive will include the tax holding period of the shares of your Fund surrendered in the exchange, provided that the shares of your Fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your Fund and Pioneer America Abroad Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of Agreement and Plan of Reorganization

Conditions to Closing the Reorganization. The obligation of your Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the execution by Papp and Pioneer of investment subadvisory agreements whereby Papp would serve as subadviser to each Pioneer Fund, the performance by Pioneer America Abroad Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligation of Pioneer America Abroad Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your Fund's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your Fund, in accordance with the provisions of your Fund's charter and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Section 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

Termination of Agreement. The board of either your Fund or Pioneer America Abroad Fund may terminate the Agreement and Plan of Reorganization (even if the stockholders of your Fund have already approved it) at any time before the reorganization date, if that board believes in good faith that proceeding with the reorganization would no longer be in the best interests of shareholders.

Expenses of the Reorganization. Pioneer will pay all of the expenses of the Fund and Pioneer America Abroad Fund associated with the preparation, printing and mailing of any shareholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of September 30, 2003, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of Pioneer America Abroad Fund being issued for each share of your Fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.

================================================================================================================
                                                           September 30, 2003
================================================================================================================
                                                                                     Pioneer America Abroad Fund
                            Papp America-Abroad Fund   Pioneer America Abroad Fund            Pro Forma
================================================================================================================
Net Assets                         $ million                       N/A                        $ million
================================================================================================================
Net Asset Value Per Share             [ ]                          N/A                           [ ]
================================================================================================================
Shares Outstanding                    [ ]                          N/A                           [ ]
================================================================================================================

It is impossible to predict how many shares of Pioneer America Abroad Fund will actually be received and distributed by your Fund on the reorganization date. The table should not be relied upon to determine the amount of Pioneer America Abroad Fund's shares that will actually be received and distributed.

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of directors of your Fund, including the directors who are not "interested persons" of your Fund or Papp ("independent directors"), approved the reorganization. In particular, the board of directors determined that the reorganization is in the best interests of your Fund. Similarly, the board of trustees of Pioneer America Abroad Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Pioneer America Abroad Fund.

The directors of your Fund recommend that the stockholders of your Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

PROPOSAL 3

Approval of Agreement and Plan of Reorganization between Papp America-Pacific Rim Fund, Inc. (as defined above, "Papp America-Pacific Rim Fund") and
Pioneer Papp America-Pacific Rim Fund (as defined above, "Pioneer
America-Pacific Rim Fund")

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Comparison of Papp America-Pacific Rim Fund to the Pioneer America-Pacific Rim Fund
=================================================================================================================================
                          Papp America-Pacific Rim Fund                        Pioneer America-Pacific Rim Fund
=================================================================================================================================
Business                  A diversified open-end investment management         A newly organized diversified series of Pioneer
                          company organized as a Maryland corporation.         Series Trust II, an open-end investment management
                                                                               company organized as a Delaware statutory trust.
=================================================================================================================================
Net assets as of          $[          ] million                                None. The Pioneer America-Pacific Rim Fund is
September 30, 2003                                                             newly organized and does not expect to commence
                                                                               investment operations until after the
                                                                               reorganization occurs.
=================================================================================================================================
Investment advisers and   Investment adviser:                                  Investment adviser
portfolio managers        L. Roy Papp & Associates, LLP (as defined above,     Pioneer Investment Management, Inc. (as defined
                          "Papp")                                              above, "Pioneer")

                          Portfolio Managers:                                  Investment subadviser:
                          L. Roy Papp, Chairman and Director (since 1989) of   Papp
                          Papp; Rosellen C. Papp, Chief Financial Adviser,
                          Vice President, Treasurer and Director (since        Portfolio Managers:
                          1989) of Papp                                        L. Roy Papp, Chairman and Director (since 1989) of
                                                                               Papp; Rosellen C. Papp, Chief Financial Adviser,
                                                                               Vice President, Treasurer and Director (since
                                                                               1989) of Papp

                                                                               Pioneer retains the ultimate responsibility to
                                                                               oversee the subadviser and may, subject only to
                                                                               the approval of the board of trustees of the
                                                                               Pioneer Funds, hire, terminate and replace the
                                                                               subadviser without shareholder approval. Pioneer
                                                                               has no current intention to replace Papp as
                                                                               subadviser for Pioneer America-Pacific Rim Fund.
=================================================================================================================================
Investment objectives
                          =======================================================================================================
                          Each fund seeks long-term capital growth.
                          The investment objective of each
                          fund is fundamental and cannot be changed
                          without shareholder approval.

=================================================================================================================================
Primary investments       Equity securities, with an emphasis on issuers that have substantial sales to, or receive significant income from, countries within the Pacific Rim (i.e., countries bordering the Pacific Ocean, including the U.S.). Each fund may invest a portion of its assets in equity securities of foreign companies which are traded in U.S. markets.
                          =======================================================================================================
                          Under normal market conditions, at least 80% of      Under normal market conditions, at least 80% of
                          net assets in common stocks.                         assets in equity securities (including common
                                                                               stocks, convertible debt and other equity
                                                                               instruments, such as depositary receipts,
                                                                               warrants, rights and preferred stocks).
=================================================================================================================================

=================================================================================================================================
                          Papp America-Pacific Rim Fund                        Pioneer America-Pacific Rim Fund
=================================================================================================================================
Investment Strategies     Each fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. The fund purchases equity securities that Papp believes have favorable prospects for capital appreciation because these securities are trading at prices that, in Papp's opinion, do not fully reflect their value relative to the market as a whole. Papp evaluates an issuer's prospects for capital appreciation by considering, among other factors, growth over extended periods of time, profitability created through operating efficiency rather than financial leverage, and whether cash flows confirm the sustainability of growth.

                          Papp follows a "buy and hold" strategy. Once a security is purchased, the fund ordinarily retains an investment so long as it continues to believe that the security's prospects for appreciation continue to be favorable and that the security is not overvalued in the marketplace. Papp does not attempt to time the market.
=================================================================================================================================
Other investments         The Fund may invest up to 20% of its assets in       The fund may invest up to 20% of its assets in
                          common stocks generally. The Fund may invest in      debt securities of U.S. [or non-U.S. corporate and
                          U.S. companies that, in Papp's opinion, will soon    government] issuers. The fund generally acquires
                          satisfy the Fund's primary investment criteria.      debt securities that are rated investment grade,
                                                                               but may invest up to 5% of its net assets in below
                                                                               investment grade debt securities.
=================================================================================================================================
Temporary defensive       Papp America-Pacific Rim Fund may hold cash or       Pioneer America-Pacific Rim Fund may invest up to
strategies                invest up to 100% of its assets in high-quality      100% of its assets in securities with remaining
                          short-term government or corporate obligations.      maturities of less than one year, cash equivalents
                                                                               or may hold cash.
=================================================================================================================================
Diversification           Each fund is diversified for the purpose of the Investment Company Act of 1940 (the "Investment Company
                          Act"), and each fund is subject to diversification requirements under the Internal Revenue Code of 1986
                          (the "Code").
=================================================================================================================================
Industry Concentration    Each fund may not invest more than 25% of its assets in any one industry.
=================================================================================================================================
Restricted and Illiquid   Papp America-Pacific Rim Fund may not invest more    Pioneer America-Pacific Rim Fund may not invest
Securities                than 5% of its assets in securities which are not    more than 15% of its net assets in securities
                          readily marketable.                                  which are illiquid and other securities which are
                                                                               not readily marketable.
=================================================================================================================================
Borrowing                 Papp America-Pacific Rim Fund may not borrow money   Pioneer America-Pacific Rim Fund may not borrow
                          except from banks for temporary or emergency         money, except on a temporary basis and to the
                          purposes in amounts not exceeding 10% of the value   extent permitted by applicable law, as amended and
                          of the Fund's assets at the time of borrowing. The   interpreted or modified from time to time by any
                          Fund may not purchase securities when borrowings     regulatory authority having jurisdiction. Under
                          exceed 5% of its assets.                             current regulatory requirements, the fund may: (a)
                                                                               borrow from banks or through reverse repurchase
                                                                               agreements in an amount up to 33 1/3% of the
                                                                               fund's total assets (including the amount
                                                                               borrowed); (b) borrow up to an additional 5% of
                                                                               the fund's assets for temporary purposes; (c)
                                                                               obtain such short-term credits as are necessary
                                                                               for the clearance of portfolio transactions; (d)
                                                                               purchase securities on margin to the extent
                                                                               permitted by applicable law; and (e) engage in
                                                                               transactions in mortgage dollar rolls that are
                                                                               accounted for as financings.
=================================================================================================================================
Lending                   Papp America-Pacific Rim Fund may not make loans     Pioneer America-Pacific Rim Fund may lend
                          (but the Fund may invest in debt securities          portfolio securities with a value that may not
                          subject to the 5% limitation on purchasing           exceed 33 1/3% of the value of its assets.
                          securities when borrowings exceed 5% of assets).
=================================================================================================================================
Derivative instruments    Papp America-Pacific Rim Fund may not utilize        Pioneer America-Pacific Rim Fund may use futures
                          derivative instruments, such as options, futures     and options on securities, indices [and
                          and options on futures.                              currencies,] forward currency exchange contracts
                                                                               and other derivatives. The fund does not use
                                                                               derivatives as a primary investment technique and
                                                                               generally limits their use to hedging. However,
                                                                               the fund may use derivatives for a variety of
                                                                               non-principal purposes, including:

                                                                                  o  As a hedge against adverse changes in stock
                                                                                     market prices, interest rates or currency
                                                                                     exchange rates

                                                                                  o  As a substitute for purchasing or selling
                                                                                     securities

                                                                                  o  To increase the fund's return as a
                                                                                     non-hedging strategy that may be considered
                                                                                     speculative
=================================================================================================================================
Other investment          As described above, the funds have substantially similar principal investment strategies and policies.
policies and              Certain of the non-principal investment policies and restrictions are different. For a more complete
restrictions              discussion of each fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
=================================================================================================================================
                                                             Buying, Selling and Exchange Shares
=================================================================================================================================
Sales charges             Shares are offered with no sales charges.            The Class A Shares of Pioneer America-Pacific Rim
                                                                               Fund you receive in the reorganization will not be
                                                                               subject to any sales charge. Moreover, if you own
                                                                               shares in your own
=================================================================================================================================

=================================================================================================================================
                          Papp America-Pacific Rim Fund                        Pioneer America-Pacific Rim Fund
=================================================================================================================================
                                                                               name as of the closing of the reorganization
                                                                               (i.e., not in the name of a broker) and maintain
                                                                               your account, you may purchase additional Class A
                                                                               Shares of Pioneer America-Pacific Rim Fund through
                                                                               such account in the future without paying any
                                                                               sales charge.

                                                                               Except as described above, Class A Shares of
                                                                               Pioneer America-Pacific Rim Fund are subject to a
                                                                               front-end sales charge of up to 5.75%.
=================================================================================================================================
Management and other      Papp America-Pacific Rim Fund pays an advisory fee   Pioneer America-Pacific Rim Fund will pay Pioneer
fees                      on a monthly basis at an annual rate of 1.00% of     a management fee equal to 0.75% annually of
                          the Fund's average daily net assets. In addition,    average daily net assets up to $1 billion and
                          Papp also serves as transfer, dividend disbursing    0.70% annually for average daily net assets in
                          and shareholder servicing agent for the Fund         excess of $1 billion. In addition, the fund
                          pursuant to a separate agreement. Papp receives      reimburses Pioneer for certain fund accounting and
                          from the Fund a monthly fee of $0.75 for each Fund   legal expenses incurred on behalf of the fund and
                          shareholder account, $0.50 for each dividend paid    pays a separate shareholder servicing/transfer
                          on a shareholder account, and $1.00 for each         agency fee to Pioneer Investment Management
                          purchase (other than by reinvestment, transfer or    Shareholder Services, Inc. (as defined above
                          redemption) of Fund shares.                          "PIMSS"), an affiliate of Pioneer.

                          Papp has agreed to limit certain of the Fund's       Pioneer pays the fee of Papp as the sub-adviser to
                          ordinary operating expenses to 1.25% of its          the Pioneer America-Pacific Rim Fund.
                          average daily net assets for any fiscal year. For
                          the fiscal year ended December 31, 2002, the         Until December 31, 2006, Pioneer has agreed to
                          Fund's net operating expenses, after giving effect   limit Pioneer America-Pacific Rim Fund's ordinary
                          to such limitation, were 1.25% per share.            operating expenses per Class A share to 1.25% of
                                                                               average daily net assets.
=================================================================================================================================
Distribution and service  Shares of the Fund are not subject to a 12b-1 fee.   Class A Shares are subject to a 12b-1 fee equal to
(12b-1) fee                                                                    0.25% annually of average daily net assets.
=================================================================================================================================
Buying shares             You may buy shares directly through Papp             Subject to sales charges except as noted above
                          America-Pacific Rim Fund's transfer agent or other   (see "sales charges"), you may buy shares from any
                          financial intermediaries as described in detail in   investment firm that has a sales agreement with
                          the Fund's prospectus.                               Pioneer Funds Distributor, Inc., Pioneer
                                                                               America-Pacific Rim Fund's distributor (as defined
                                                                               above "PFD"). Existing shareholders of Papp
                                                                               America-Pacific Rim Fund who own shares in their
                                                                               own name as of the closing date of the
                                                                               reorganization and who maintain their accounts may
                                                                               buy shares of Pioneer America-Pacific Rim Fund
                                                                               through such accounts in the future without paying
                                                                               sales charges, but subject to the Class A 12b-1
                                                                               fee.

                                                                               Pioneer America-Pacific Rim Fund also offers
                                                                               several other classes of shares which are subject
                                                                               to different sales charges and 12b-1 fees than
                                                                               Class A shares, as well as a class of shares for
                                                                               institutional investors without any sales charges
                                                                               or 12b-1 fees.
=================================================================================================================================
Exchange privilege        [You may exchange shares of Papp America-Pacific     You may exchange shares of Pioneer America-Pacific
                          Rim Fund without incurring an exchange fee with      Rim Fund without incurring any fee on the exchange
                          the other three Funds in the Papp family of          with the more than 20 other Pioneer Funds. An
                          funds.]                                              exchange generally is treated as a sale and a new
                                                                               purchase of shares for federal income tax
                                                                               purposes.
=================================================================================================================================
Selling Shares            Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.
                          =======================================================================================================
                          You may sell your shares by contacting the Fund      Normally, your investment firm will send your
                          directly.                                            request to sell shares to PIMSS. You can also sell
                                                                               your shares by contacting the fund directly if
                                                                               your account is registered in your name.
=================================================================================================================================

Comparison of Principal Risks of Investing in the Funds

Because each fund has substantially the same portfolio management team and a substantially similar investment objective, policies and strategies, the funds are subject to the same principal risks. You could lose money on your investment in the fund or not make as much as if you invested elsewhere if:

   o  The stock market goes down (this risk may be greater in the short term);

   o  Growth stocks fall out of favor with investors;

   o The fund's investments do not have the growth potential originally expected; and

   o  Securities of foreign issuers fall out of favor with investors.

Investing in issuers that have substantial international activities may involve unique risks. These risks may include:

   o  Adverse effect of currency exchange rates or controls;

   o The issuer may be effected by economic growth rates abroad as well as in the United States;

   o Economic, political or social developments may adversely affect the issuer's products or services abroad;

   o Potential trade disputes or restrictions between the U.S. and the markets to which the issuer exports its goods or services; and

   o Possible seizure, nationalization or expropriation of the issuer's assets abroad.

To the extent the fund invests directly in foreign companies, the fund may be subject to the following risks which are in addition to the risks described above for investing in U.S. issuers with substantial international activities:

   o There is political, economic or social instability in foreign countries of companies in which the fund invests;

   o Less information about foreign issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices; and

   o  Withholding or foreign taxes may decrease the fund's returns.

The fund's emphasis on issuers with significant earnings, sales or assets in Pacific Rim countries outside the U.S. makes the fund more vulnerable to potential adverse economic or market developments affecting that region than would be the case for a fund investing in companies with broader geographic diversification of their businesses.

The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

Other Consequences of the Reorganization

The Papp America-Pacific Rim Fund and Pioneer America-Pacific Rim Fund each pay monthly management fees equal to the following annual percentages of average daily net assets:

--------------------------------------------------------------------------------------
Papp America-Pacific Rim Fund              Pioneer America-Pacific Rim Fund
        Management Fee                              Management Fee
--------------------------------------------------------------------------------------
            1.00%               0.75% -- for average daily net assets up to $1 billion
--------------------------------------------------------------------------------------
                                0.70% -- for average daily net assets over $1 billion
--------------------------------------------------------------------------------------

The annual management fee rate payable by Pioneer America-Pacific Rim Fund (without giving effect to expense limitations) is less than the rate paid by your Fund. However, Class A shares of Pioneer America-Pacific Rim Fund are subject to a 12b-1 fee. At current asset levels, the combined management fee and 12b-1 fee for Class A shares of Pioneer America-Pacific Rim Fund is equal to Papp America-Pacific Rim Fund's management fee alone.

In addition to the management fee, your Fund pays a monthly transfer agent, dividend disbursing and shareholder servicing agent fee to Papp of $0.75 for each Fund shareholder account, $0.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of Fund shares. Pioneer will provide certain accounting and legal services under a separate administration agreement for approximately [0.02]% of average daily net assets. PIMSS will provide shareholder servicing and transfer agency services to Pioneer America-Pacific Rim Fund under a separate shareholder servicing/transfer agency agreement at an annual fee of $26.60 for each Class A shareholder account. PIMSS will also be reimbursed for its cash out-of-pocket expenditures. Pioneer, and not Pioneer America-Pacific Rim Fund, will pay Papp a subadvisory fee.

For its most recent fiscal year, your Fund's per share operating expenses were 1.52% of average daily net assets (before reimbursement of fees or expenses). Papp has agreed to reimburse the Fund to the extent the Fund's total operating expenses (excluding taxes, interest, and extraordinary litigation expenses) during any fiscal year exceed 1.25% of its average daily net asset value in such year. This expense reimbursement cannot be changed without stockholder approval.

Similarly, with regard to Pioneer America-Pacific Rim Fund, Pioneer has agreed to limit, until December 31, 2006, Class A expenses (other than extraordinary expenses) to 1.25% of the average daily net assets attributable to Class A shares by not imposing all or a portion of its management fee and, if necessary, limiting other ordinary operating expenses of the fund. Pioneer may subsequently recover reimbursed expenses within three years of being incurred from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. The total expense ratio for Class A shares of Pioneer America-Pacific Rim Fund will thus be the same as the total expense ratio for the shares of your Fund after taking into account the expense limitation for each fund and Pioneer America-Pacific Rim Fund's Class A 12b-1 fees. You will benefit further if Pioneer America-Pacific Rim Fund's actual operating expenses are less than 1.25% of average daily net assets due to greater operating efficiencies or economies of scale.

Performance information for Pioneer America-Pacific Rim Fund is not presented because the fund has not yet commenced operations. As accounting successor to your Fund, Pioneer America-Pacific Rim Fund will assume your Fund's historical performance after the reorganization.

Set forth below is performance information for your Fund. The following performance information indicates some of the risks of investing in your Fund. The bar chart shows how your Fund's total return has varied from year to year. The table shows your Fund's average annual total return (before and after taxes) over time compared with a broad-based market index. Past performance before and after taxes does not indicate future results.

                          Calendar Year Total Returns*

     [DATA BELOW IS REPRESENTED BY A GRAPHICAL CHART IN THE ORIGINAL REPORT]

                      1998    1999    2000    2001    2002
                     -------------------------------------
                     26.68   24.86     0.9  -13.94  -20.18

Your Fund's calendar year-to-date return as of September 30, 2003 was [ ]%. For the same period, the return of the S&P 500 Index was [ ]%.

*During the period shown in the bar chart, your Fund's highest quarterly return was 26.89% for the quarter ended December 31, 1998 and the lowest quarterly return was -17.54% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2002

                                                                                  Since
                                                           1 Year    5 Years   Inception(1)
                                                           ------    -------   ------------
Papp America-Pacific Rim Fund
      Return Before Taxes                                  -20.18%    2.18%        5.30%
      Return After Taxes on Distributions (2)              -20.18%    1.84%        4.99%
      Return After Taxes on Distributions and              -12.19%    1.94%        4.51%
            Sale of Fund Shares (2)
Morgan Stanley World Index (3)                             -21.06%   -2.84%       -0.28%
      (reflects no deduction for fees, expenses or taxes)

--------------------
(1) The Fund commenced operations on March 14, 1997.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRA accounts, or to investors that are tax-exempt.

(3) The Morgan Stanley World Index is an unmanaged market-weighted index that includes 50% foreign companies and 50% U.S. companies.

The Funds' Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your Fund, the expenses of your Fund for its fiscal year ended December 31, 2002 and (ii) for the Pioneer America-Pacific Rim Fund, the estimated annual expenses of the Pioneer America-Pacific Rim Fund. The Pioneer America-Pacific Rim Fund's actual expenses may be greater or less.

====================================================================================================================================
                                                                         Papp America-Pacific Rim   Pioneer America-Pacific Rim Fund
Shareholder transaction fees (paid directly from your investment)                  Fund                         Class A
====================================================================================================================================
Maximum sales charge (load) when you buy shares as a percentage of
offering price                                                                     none                        5.75%(1)
====================================================================================================================================
Maximum deferred sales charge (load) as a % of purchase price or the
amount you receive when you sell shares, whichever is less                         none                        none(2)
====================================================================================================================================
====================================================================================================================================
Annual fund operating expenses (deducted from fund assets)               Papp America-Pacific Rim   Pioneer America-Pacific Rim Fund
(as a % of average net assets)                                                     Fund                         Class A
====================================================================================================================================
Management fee                                                                     1.00%                         0.75%
====================================================================================================================================
Distribution and service                                                            none                         0.25%
(12b-1) fee
====================================================================================================================================
Other expenses                                                                     0.52%                         [___]%
====================================================================================================================================
Total fund operating expenses                                                      1.52%                          [ ]%
====================================================================================================================================
Expense reduction (3)                                                             (0.27)%                       [(___%)]
====================================================================================================================================
Net fund operating expenses                                                        1.25%                          [ ]%
====================================================================================================================================

(1) As described above, this sales charge does not apply to shares received in the reorganization by stockholders of your Fund who become shareholders of record of the Pioneer America-Pacific Rim Fund through the reorganization. In addition, stockholders of your Fund who own shares in their own name as of the closing of the reorganization (i.e., not in the name of a broker or other intermediary) and maintain such account may purchase additional Class A Shares of Pioneer America-Pacific Rim Fund through such account in the future without paying this sales charge.

(2) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(3) As described above, Papp has contractually agreed to reimburse Papp America-Pacific Rim Fund to the extent the Fund's total ordinary operating expenses exceed 1.25% of the Fund's average daily net asset value in a fiscal year. This limitation cannot be changed without shareholder approval. Also as described above, Pioneer has agreed to waive its fees for Pioneer America-Pacific Rim Fund to the extent certain of the fund's total ordinary operating expenses exceed 1.25% of the fund's average daily net asset value in a fiscal year. This expense limitation is contractual through December 31, 2006. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which the class' expenses were reduced.

The hypothetical example below helps you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's gross operating expenses remain the same, and (e) the expense limitations are in effect for one year for Papp America-Pacific Rim Fund and three years of Pioneer America-Pacific Rim Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

=======================================================================================
Example    If you sell your shares after holding them for the number of years indicated
=======================================================================================
           Papp America-Pacific Rim Fund               Pioneer America-Pacific Rim Fund
                                                                Class A Shares
=======================================================================================
Year 1                 $131                                          $[ ]
=======================================================================================
Year 3                 $408                                          $[ ]
=======================================================================================
Year 5                 $706                                          $[ ]
=======================================================================================
Year 10               $1,553                                         $[ ]
=======================================================================================

PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

o The reorganization is scheduled to occur as of 5:00 p.m., Eastern time, on [December ___], 2003, unless your Fund and Pioneer America-Pacific Rim Fund agree in writing to a later date. Your Fund will transfer all of its assets to Pioneer America-Pacific Rim Fund. Pioneer America-Pacific Rim Fund will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Pioneer America-Pacific Rim Fund will issue to your Fund Class A shares with an aggregate net asset value equal to the net assets attributable to your Fund's shares. These shares will immediately be distributed to your Fund's stockholders in proportion to their holdings of your Fund's shares on the reorganization date. As a result, your Fund's stockholders will end up as Class A shareholders of Pioneer America-Pacific Rim Fund.

o  After the distribution of shares, your Fund will be liquidated and dissolved.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to Pioneer America-Pacific Rim Fund.

Agreement and Plan of Reorganization

The stockholders of your Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

The directors of your Fund believe that the proposed reorganization will be advantageous to the stockholders of your Fund for several reasons. The directors considered the following matters, among others, in approving the proposal.

First, Pioneer and its affiliates have greater potential for increasing the size of the Fund due to Pioneer's experience in distributing mutual funds through a broader range of distribution channels than currently available to your Fund. Over the long-term, if this potential for a larger asset base is realized, it is expected to reduce the Fund's per share operating expenses and increase the portfolio management options available to the Fund.

Second, stockholders of your Fund will enjoy continuity of portfolio management. Because Pioneer will retain Papp to act as subadviser to Pioneer America-Pacific Rim Fund, the portfolio management team of your Fund will be the same portfolio management team for Pioneer America-Pacific Rim Fund. Pioneer will oversee Papp as subadviser to Pioneer America-Pacific Rim Fund in accordance with the terms of the Sub-Advisory Agreement.

Third, although Papp will manage the assets of Pioneer America-Pacific Rim Fund as its subadviser, Pioneer will be responsible for the overall management of Pioneer America-Pacific Rim Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. Your Fund will benefit from Pioneer's experience and resources in managing investment companies. At August 31, 2003, Pioneer managed over 50 investment companies and accounts with approximately $29 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of August 31, 2003, assets under management by UniCredito Italiano S.p.A. were approximately $128 billion worldwide.

Fourth, until December 31, 2006, Pioneer has agreed to limit the expenses of Class A shares of Pioneer America-Pacific Rim Fund to 1.25% of average daily net assets, which is the same as the percentage expense limitation your Fund currently has in effect. After December 31, 2006, Pioneer is not obligated to maintain an expenses limitation but may voluntarily agree to continue such arrangement. Notwithstanding the expense limitations, if Pioneer's greater distribution strength increases the net assets of your Fund, it is likely that Pioneer America-Pacific Rim Fund's expenses over time will be lower than your Fund's current expenses. The long-term asset growth potential, resulting economies of scale and other efficiencies in other expenses could result in lower overall expenses of Pioneer America-Pacific Rim Fund compared to those of your Fund after the expense limitation agreement expires.

Fifth, the Class A shares of Pioneer America-Pacific Rim Fund received in the reorganization will provide your Fund's stockholders with exposure to substantially the same investment product as they currently have.

Sixth, Pioneer America-Pacific Rim Fund is part of a diverse family of mutual funds, with over 20 funds that will be available to your Fund's stockholders through exchanges. Currently, stockholders of your Fund may exchanges their shares for shares of the other three Papp Funds.

The boards of both funds considered that Pioneer will pay all of the expenses of the Fund and Pioneer America-Pacific Rim Fund associated with the preparation, printing and mailing of any shareholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

The boards of both funds also considered that in accordance with Section 15(f) of the Investment Company Act, Pioneer has agreed with Papp that for a period of at least three years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts to assure that at least 75% of the Pioneer Funds' board of trustees are not "interested persons" (as defined in the Investment Company Act) of Pioneer or Papp; however, the nomination and election of the members of the board of trustees of the Pioneer Funds is determined by the board of trustees of the Pioneer Funds or their shareholders. Pioneer has also agreed with Papp that for two years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts not to impose an unfair burden on Pioneer America-Pacific Rim Fund in connection with the reorganization.

The boards of both funds considered that each fund's investment adviser, as well as Pioneer America-Pacific Rim Fund's principal distributor, will benefit from the reorganization. Because Pioneer America-Pacific Rim Fund will be the accounting successor to your Fund and will assume your Fund's performance record, Pioneer expects to be able to increase Pioneer America-Pacific Rim Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with a similar objective and no historical performance record. Such a growth in asset size benefits Pioneer by increasing its management fees and accelerating the point at which management of the fund is profitable to Pioneer. As subadviser to Pioneer America-Pacific Rim Fund, Papp would similarly benefit from increased assets because it would receive greater subadvisory fees. Moreover, as discussed below under "Certain Agreements between Pioneer and Papp," Papp will receive economic benefits from Pioneer if the reorganization is completed.

The board of trustees of Pioneer America-Pacific Rim Fund also considered that the reorganization presents an excellent opportunity for the Pioneer America-Pacific Rim Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer America-Pacific Rim Fund and its shareholders.

Certain Agreements between Pioneer and Papp

In connection with the reorganization, Pioneer and Papp have entered into an agreement dated as of [ ], 2003 (the "Transfer Agreement"), which provides, among other things, that (i) Pioneer shall make a payment to Papp upon the closing of the reorganizations of the funds, (ii) Papp shall enter into and perform its obligations under a subadvisory agreement with Pioneer (the "Pioneer America-Pacific Rim Fund Sub-Advisory Agreement," or, the "Sub-Advisory Agreement") to serve as subadviser of Pioneer America-Pacific Rim Fund, (iii) Pioneer guarantees a minimum aggregate amount of subadvisory fees received from the Pioneer Funds during the initial three year period; (iv) Pioneer shall pay Papp a specified fee if within five years of the closing of the reorganization Pioneer terminates the Sub-Advisory Agreement with Papp without cause and (v) Papp will be subject to certain non-competition provisions. The terms of the Sub-Advisory Agreement with Papp are discussed under "Material Provisions of the Management Contracts and the Sub-Advisory Agreement."

Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to Pioneer America-Pacific Rim Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your Fund upon (1) the transfer of all of its assets to Pioneer America-Pacific Rim Fund as described above or (2) the distribution by your Fund of Pioneer America-Pacific Rim Fund shares to your Fund's stockholders;

o No gain or loss will be recognized by Pioneer America-Pacific Rim Fund upon the receipt of your Fund's assets solely in exchange for the issuance of Pioneer America-Pacific Rim Fund shares to your Fund and the assumption of your Fund's liabilities by Pioneer America-Pacific Rim Fund;

o The basis of the assets of your Fund acquired by Pioneer America-Pacific Rim Fund will be the same as the basis of those assets in the hands of your Fund immediately before the transfer;

o The tax holding period of the assets of your Fund in the hands of Pioneer America-Pacific Rim Fund will include your Fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your Fund solely for Pioneer America-Pacific Rim Fund shares as part of the reorganization;

o The basis of Pioneer America-Pacific Rim Fund shares received by you in the reorganization will be the same as the basis of your shares of your Fund surrendered in exchange; and

o The tax holding period of Pioneer America-Pacific Rim Fund shares you receive will include the tax holding period of the shares of your Fund surrendered in the exchange, provided that the shares of your Fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your Fund and Pioneer America-Pacific Rim Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of Agreement and Plan of Reorganization

Conditions to Closing the Reorganization. The obligation of your Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the execution by Papp and Pioneer of investment subadvisory agreements whereby Papp would serve as subadviser to each Pioneer Fund, the performance by Pioneer America-Pacific Rim Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligation of Pioneer America-Pacific Rim Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your Fund's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your Fund, in accordance with the provisions of your Fund's charter and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Section 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

Termination of Agreement. The board of either your Fund or Pioneer America-Pacific Rim Fund may terminate the Agreement and Plan of Reorganization (even if the stockholders of your Fund have already approved it) at any time before the reorganization date, if that board believes in good faith that proceeding with the reorganization would no longer be in the best interests of shareholders.

Expenses of the Reorganization. Pioneer will pay all of the expenses of the Fund and Pioneer America-Pacific Rim Fund associated with the preparation, printing and mailing of any shareholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of September 30, 2003, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of Pioneer America-Pacific Rim Fund being issued for each share of your Fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.

==============================================================================================================================
                                                                  September 30, 2003
==============================================================================================================================
                                                                                              Pioneer America-Pacific Rim Fund
                            Papp America-Pacific Rim Fund   Pioneer America-Pacific Rim Fund              Pro Forma
==============================================================================================================================
Net Assets                            $ million                           N/A                             $ million
==============================================================================================================================
Net Asset Value Per Share                [ ]                              N/A                                [ ]
==============================================================================================================================
Shares Outstanding                       [ ]                              N/A                                [ ]
==============================================================================================================================

It is impossible to predict how many shares of Pioneer America-Pacific Rim Fund will actually be received and distributed by your Fund on the reorganization date. The table should not be relied upon to determine the amount of Pioneer America-Pacific Rim Fund's shares that will actually be received and distributed.

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of directors of your Fund, including the directors who are not "interested persons" of your Fund or Papp ("independent directors"), approved the reorganization. In particular, the board of directors determined that the reorganization is in the best interests of your Fund. Similarly, the board of trustees of Pioneer America-Pacific Rim Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Pioneer America-Pacific Rim Fund.

The directors of your Fund recommend that the stockholders of your Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

PROPOSAL 4

Approval of Agreement and Plan of Reorganization between Papp Small & Mid-Cap Growth Fund, Inc. (as defined above, "Papp Small-Mid Fund") and Pioneer Papp Mid Cap Growth Fund (as defined above, "Pioneer Mid Cap Fund")

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Comparison of Papp Small-Mid Fund to the Pioneer Mid Cap Fund
=================================================================================================================================
                          Papp Small-Mid Fund                                  Pioneer Mid Cap Fund
=================================================================================================================================
Business                  A diversified open-end investment management         A newly organized diversified series of Pioneer
                          company organized as a Maryland corporation.         Series Trust II, an open-end investment management
                                                                               company organized as a Delaware statutory trust.
=================================================================================================================================
Net assets as of          $[          ] million                                None. The Pioneer Mid Cap Fund is newly organized
September 30, 2003                                                             and does not expect to commence investment
                                                                               operations until after the reorganization occurs.
=================================================================================================================================
Investment advisers and   Investment adviser:                                  Investment adviser
portfolio managers        L. Roy Papp & Associates, LLP (as defined above,     Pioneer Investment Management, Inc. (as defined
                          "Papp")                                              above, "Pioneer")

                          Portfolio Managers:                                  Investment subadviser:
                          L. Roy Papp, Chairman and Director (since 1989) of   Papp
                          Papp; Rosellen C. Papp, Chief Financial Adviser,
                          Vice President, Treasurer and Director (since        Portfolio Managers:
                          1989) of Papp                                        L. Roy Papp, Chairman and Director (since 1989) of
                                                                               Papp; Rosellen C. Papp, Chief Financial Adviser,
                                                                               Vice President, Treasurer and Director (since
                                                                               1989) of Papp.

                                                                               Pioneer retains the ultimate responsibility to
                                                                               oversee the subadviser and may, subject only to
                                                                               the approval of the board of trustees of the
                                                                               Pioneer Funds, hire, terminate and replace the
                                                                               subadviser without shareholder approval. Pioneer
                                                                               has no current intention to replace Papp as
                                                                               subadviser for Pioneer Mid Cap Fund.
=================================================================================================================================
Investment objectives
                          =======================================================================================================
                          Each fund seeks long-term capital growth.
                          The investment objective of each fund is
                          fundamental and cannot be changed without
                          shareholder approval.

=================================================================================================================================
Primary investments       Equity securities, with an emphasis on small and mid-capitalization issuers. For purposes of each fund's policies, small and mid-capitalization companies are those with market capitalizations which do not exceed the market capitalization of the largest company in the S&P Mid Cap 400 Index.
                          =======================================================================================================
                          Under normal market conditions, at least 80% of      Under normal market conditions, at least 80% of
                          net assets in common stocks that are considered to   assets in equity securities (including common
                          be small and mid-cap at the time of purchase.        stocks, convertible debt and other equity
                                                                               instruments, such as depository receipts,
                                                                               warrants, rights and preferred stocks) of small
                                                                               and mid-capitalization issuers (at the time of
                                                                               purchase).
=================================================================================================================================
Investment Strategies     Each fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. The fund purchases equity securities that Papp believes have favorable prospects for capital appreciation because these securities are trading at prices that, in Papp's opinion, do not fully reflect their value relative to the market as a whole. Papp evaluates an issuer's prospects for capital appreciation by considering, among other factors, growth over extended periods of time, profitability created through operating efficiency rather than financial leverage, and whether cash flows confirm the sustainability of growth.

                          Papp follows a "buy and hold" strategy. Once a security is purchased, the fund ordinarily retains an investment so long as it continues to believe that the security's prospects for appreciation continue to be favorable and that the security is not overvalued in the marketplace. Papp does not attempt to time the market.
=================================================================================================================================

=================================================================================================================================
                          Papp Small-Mid Fund                                  Pioneer Mid Cap Fund
=================================================================================================================================
Other investments         Papp Small-Mid Fund may invest a maximum of 20% of   Pioneer Mid Cap Fund may invest up to 20% of its
                          its common stock assets in foreign domiciled         assets in equity and debt securities of non-U.S.
                          companies if they are traded in the U.S.             corporate issuers and debt securities of non-U.S.
                                                                               government issuers. The fund may invest the
                                                                               balance of its assets in debt securities of U.S.
                                                                               corporate and government issuers. The fund
                                                                               generally acquires debt securities that are rated
                                                                               investment grade, but may invest up to 5% of its
                                                                               net assets in below investment grade debt
                                                                               securities.
=================================================================================================================================
Temporary defensive       Papp Small-Mid Fund may hold cash or invest up to    Pioneer Mid Cap Fund may invest up to 100% of its
strategies                100% of its assets in high-quality short-term        assets in securities with remaining maturities of
                          government or corporate obligations.                 less than one year, cash equivalents or may hold
                                                                               cash.
=================================================================================================================================
Diversification           Each fund is diversified for the purpose of the Investment Company Act of 1940 (the "Investment Company
                          Act"), and each fund is subject to diversification requirements under the Internal Revenue Code of 1986
                          (the "Code").
=================================================================================================================================
Industry Concentration    Each fund may not invest more than 25% of its assets in any one industry.
=================================================================================================================================
Restricted and Illiquid   Papp Small-Mid Fund may not invest more than 5% of   Pioneer Mid Cap Fund may not invest more than 15%
Securities                its assets in securities which are not readily       of its net assets in securities which are illiquid
                          marketable.                                          and other securities which are not readily
                                                                               marketable.
=================================================================================================================================
Borrowing                 Papp Small-Mid Fund may not borrow money except      Pioneer Mid Cap Fund may not borrow money, except
                          from banks for temporary or emergency purposes in    on a temporary basis and to the extent permitted
                          amounts not exceeding 10% of the value of the        by applicable law, as amended and interpreted or
                          Fund's assets at the time of borrowing. The Fund     modified from time to time by any regulatory
                          may not purchase securities when borrowings exceed   authority having jurisdiction. Under current
                          5% of its assets.                                    regulatory requirements, the fund may: (a) borrow
                                                                               from banks or through reverse repurchase
                                                                               agreements in an amount up to 33 1/3% of the
                                                                               fund's total assets (including the amount
                                                                               borrowed); (b) borrow up to an additional 5% of
                                                                               the fund's assets for temporary purposes; (c)
                                                                               obtain such short-term credits as are necessary
                                                                               for the clearance of portfolio transactions; (d)
                                                                               purchase securities on margin to the extent
                                                                               permitted by applicable law; and (e) engage in
                                                                               transactions in mortgage dollar rolls that are
                                                                               accounted for as financings.
=================================================================================================================================
Lending                   Not permitted.                                       Pioneer Mid Cap Fund may lend portfolio securities
                                                                               with a value that may not exceed 33 1/3% of the
                                                                               value of its assets.
=================================================================================================================================
Derivative instruments    Papp Small-Mid Fund may not utilize derivative       Pioneer Mid Cap Fund may use futures and options
                          instruments, such as options, futures and options    on securities, indices and currencies, forward
                          on futures.                                          currency exchange contracts and other derivatives.
                                                                               The fund does not use derivatives as a primary
                                                                               investment technique and generally limits their
                                                                               use to hedging. However, the fund may use
                                                                               derivatives for a variety of non-principal
                                                                               purposes, including:

                                                                                  o  As a hedge against adverse changes in stock
                                                                                     market prices, interest rates or currency
                                                                                     exchange rates

                                                                                  o  As a substitute for purchasing or selling
                                                                                     securities

                                                                                  o  To increase the fund's return as a
                                                                                     non-hedging strategy that may be considered
                                                                                     speculative
=================================================================================================================================
Other investment          As described above, the funds have substantially similar principal investment strategies and policies.
policies and              Certain of the non-principal investment policies and restrictions are different. For a more complete
restrictions              discussion of each fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
=================================================================================================================================
                                                              Buying, Selling and Exchange Shares
=================================================================================================================================
Sales charges             Shares are offered with no sales charges.            The Class A Shares of Pioneer Mid Cap Fund you
                                                                               receive in the reorganization will not be subject
                                                                               to any sales charge. Moreover, if you own shares
                                                                               in your own name as of the closing of the
                                                                               reorganization (i.e., not in the name of a
                                                                               broker), you may purchase additional Class A
                                                                               Shares of the Pioneer Mid Cap Fund in the future
                                                                               without paying any sales charge.

                                                                               Except as described above, Class A Shares of
                                                                               Pioneer Mid Cap Fund are subject to a front-end
                                                                               sales charge of up to 5.75%.
=================================================================================================================================

=================================================================================================================================
                          Papp Small-Mid Fund                                  Pioneer Mid Cap Fund
=================================================================================================================================
Management and other      Papp Small-Mid Fund pays an advisory fee on a        Pioneer Mid Cap Fund will pay Pioneer a management
fees                      monthly basis at an annual rate of 1.00% of the      fee equal to 0.85% annually of average daily net
                          Fund's average daily net assets. In addition, Papp   assets up to $1 billion and 0.80% annually for
                          also serves as transfer, dividend disbursing and     average daily net assets in excess of $1 billion.
                          shareholder servicing agent for the Fund pursuant    In addition, the fund reimburses Pioneer for
                          to a separate agreement. Papp receives from the      certain fund accounting and legal expenses
                          Fund a monthly fee of $0.75 for each Fund            incurred on behalf of the fund and pays a separate
                          shareholder account, $0.50 for each dividend paid    shareholder servicing/transfer agency fee to
                          on a shareholder account, and $1.00 for each         Pioneer Investment Management Shareholder
                          purchase (other than by reinvestment, transfer or    Services, Inc. (as defined above "PIMSS"), an
                          redemption) of Fund shares.                          affiliate of Pioneer.

                          Papp has agreed to limit certain of the Fund's       Pioneer pays the fee of Papp as the sub-adviser to
                          ordinary operating expenses (not including taxes,    the Pioneer Mid Cap Fund.
                          interest and extraordinary litigation expenses) to
                          1.25% of its average daily net assets for any        Until December 31, 2004, Pioneer has agreed to
                          fiscal year. For the fiscal year ended December      limit Pioneer Mid Cap Fund's ordinary operating
                          31, 2002, the Fund's net operating expenses, after   expenses per Class A share to 1.25% of average
                          giving effect to such limitation, were 1.25% per     daily net assets.
                          share.
=================================================================================================================================
Distribution and service  Shares of the Fund are not subject to a 12b-1 fee.   Class A Shares are subject to a 12b-1 fee equal to
(12b-1) fee                                                                    0.25% annually of average daily net assets.
=================================================================================================================================
Buying shares             You may buy shares directly through Papp Small-Mid   Subject to sales charges except as noted above
                          Fund's transfer agent or other financial             (see "sales charges"), you may buy shares from any
                          intermediaries as described in detail in the         investment firm that has a sales agreement with
                          Fund's prospectus.                                   Pioneer Funds Distributor, Inc., Pioneer Mid Cap
                                                                               Fund's distributor (as defined above "PFD").
                                                                               Existing shareholders of Papp Small-Mid Fund who
                                                                               own shares in their own name as of the closing
                                                                               date of the reorganization and who maintain their
                                                                               accounts may buy shares of Pioneer Mid Cap Fund
                                                                               through such accounts in the future without paying
                                                                               sales charges, but subject to the Class A 12b-1
                                                                               fee.

                                                                               Pioneer Mid Cap Fund also offers several other
                                                                               classes of shares which are subject to different
                                                                               sales charges and 12b-1 fees than Class A shares,
                                                                               as well as a class of shares for institutional
                                                                               investors without any sales charges or 12b-1 fees.
=================================================================================================================================
Exchange privilege        [You may exchange shares of Papp Small-Mid Fund      You may exchange shares of Pioneer Mid Cap Fund
                          without incurring an exchange fee with the other     without incurring any fee on the exchange with the
                          three Funds in the Papp family of funds.]            more than 20 other Pioneer Funds. An exchange
                                                                               generally is treated as a sale and a new purchase
                                                                               of shares for federal income tax purposes.
=================================================================================================================================
Selling Shares            Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.
                          =======================================================================================================
                          You may sell your shares by contacting the Fund      Normally, your investment firm will send your
                          directly.                                            request to sell shares to PIMSS. You can also sell
                                                                               your shares by contacting the fund directly if
                                                                               your account is registered in your name.
=================================================================================================================================

Comparison of Principal Risks of Investing in the Funds

Because each fund has substantially the same portfolio management team and a substantially similar investment objective, policies and strategies, the funds are subject to the same principal risks. You could lose money on your investment in the fund or not make as much as if you invested elsewhere if:

   o  The stock market goes down (this risk may be greater in the short term)

   o  Small or mid-cap companies fall out of favor with investors

   o The fund's investments do not have the growth potential originally expected

The fund also has risks associated with investing in small and mid-cap companies. Compared to large companies, small and mid-cap companies, and the market for their equity securities, are likely to:

   o Be more sensitive to changes in the economy, earnings results and investor expectations

   o  Have more limited product lines and capital resources

   o  Experience sharper swings in market values

   o Be harder to sell at the times and prices the subadviser thinks appropriate

   o  Offer greater potential for gain and loss

The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

Other Consequences of the Reorganization

The Papp Small-Mid Fund and Pioneer Mid Cap Fund each pay monthly management fees equal to the following annual percentages of average daily net assets:

  ----------------------------------------------------------------------------
  Papp Small-Mid Fund                    Pioneer Mid Cap Fund
     Management Fee                         Management Fee
  ----------------------------------------------------------------------------
         1.00% 0.85% -- for average daily net assets up to $1 billion 0.80% -- for average daily net assets over $1 billion
  ----------------------------------------------------------------------------

The annual management fee rate payable by Pioneer Mid Cap Fund (without giving effect to expense limitations) is less than the rate paid by your Fund. However, Class A shares of Pioneer Mid Cap Fund are subject to a 12b-1 fee. At current asset levels, the combined management fee and 12b-1 fee for Class A shares of Pioneer Mid Cap Fund of 1.10% will be higher than Papp Small-Mid Fund's management fee of 1.00% alone.

In addition to the management fee, your Fund pays a monthly transfer agent, dividend disbursing and shareholder servicing agent fee to Papp of $0.75 for each Fund shareholder account, $0.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of Fund shares. Pioneer will provide certain accounting and legal services under a separate administration agreement for approximately [0.02]% of average daily net assets. PIMSS will provide shareholder servicing and transfer agency services to Pioneer Mid Cap Fund under a separate shareholder servicing/transfer agency agreement at an annual fee of $26.60 for each Class A shareholder account. PIMSS will also be reimbursed for its cash out-of-pocket expenditures. Pioneer, and not Pioneer Mid Cap Fund, will pay Papp a subadvisory fee.

For its most recent fiscal year, your Fund's per share operating expenses were 1.56% of average daily net assets (before reimbursement of fees or expenses). Papp has agreed to reimburse the Fund to the extent the Fund's total operating expenses

(excluding taxes, interest, and extraordinary litigation expenses) during any fiscal year exceed 1.25% of its average daily net asset value in such year. This expense reimbursement cannot be changed without stockholder approval.

Similarly, with regard to Pioneer Mid Cap Fund, Pioneer has agreed to limit, until December 31, 2006, Class A expenses (other than extraordinary expenses) to 1.25% of the average daily net assets attributable to Class A shares by not imposing all or a portion of its management fee and, if necessary, limiting other ordinary operating expenses of the fund. Pioneer may subsequently recover reimbursed expenses within three years of being incurred from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. The total expense ratio for Class A shares of Pioneer Mid Cap Fund will thus be the same as the total expense ratio for the shares of your Fund after taking into account the expense limitation for each fund and Pioneer Mid Cap Fund's Class A 12b-1 fees. You will benefit further if Pioneer Mid Cap Fund's actual operating expenses are less than 1.25% of average daily net assets due to greater operating efficiencies or economies of scale.

Performance information for Pioneer Mid Cap Fund is not presented because the fund has not yet commenced operations. As accounting successor to your Fund, Pioneer Mid Cap Fund will assume your Fund's historical performance after the reorganization.

Set forth below is performance information for your Fund. The following performance information indicates some of the risks of investing in your Fund. The bar chart shows how your Fund's total return has varied from year to year. The table shows your Fund's average annual total return (before and after taxes) over time compared with a broad-based market index. Past performance before and after taxes does not indicate future results.

                          Calendar Year Total Returns*

    [DATA BELOW IS REPRESENTED BY A GRAPHICAL CHART IN THE ORIGINAL REPORT]

                           1999    2000   2001     2002
                          -----------------------------
                          13.04   31.32   1.13    -18.3

Your Fund's calendar year-to-date return as of September 30, 2003 was [ ]%. For the same period, the return of the Russell 2000 Stock Index was [ ]%.

*During the period shown in the bar chart, your Fund's highest quarterly return was 22.90% for the quarter ended December 31, 1999 and the lowest quarterly return was -17.24% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2002

                                                                      Since
                                                          1 Year   Inception(1)
                                                          ------   ------------
Papp Small-Mid Fund
   Return Before Taxes                                   -18.30%      7.21%
   Return After Taxes on Distributions (2)               -18.30%      6.97%
   Return After Taxes on Distributions and               -11.05%      5.92%
      Sale of Fund Shares (2)

Russell 2000 Stock Index(3)                              -20.48%      0.94%
   (reflects no deduction for fees, expenses or taxes)

--------------------

(1) The Fund commenced operations on December 15, 1998.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRA accounts, or to investors that are tax-exempt.

(3) The Russell 2000 Stock Index is an unmanaged market-weighted index that includes the stocks of 2000 U.S. companies, with dividends reinvested.

The Funds' Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your Fund, the expenses of your Fund for its fiscal year ended December 31, 2002 and (ii) for the Pioneer Mid Cap Fund, the estimated annual expenses of the Pioneer Mid Cap Fund. The Pioneer Mid Cap Fund's actual expenses may be greater or less.

==================================================================================================================
                                                                                              Pioneer Mid Cap Fund
Shareholder transaction fees (paid directly from your investment)       Papp Small-Mid Fund         Class A
==================================================================================================================
Maximum sales charge (load) when you buy shares as a percentage of
offering price                                                                  none                5.75%(1)
==================================================================================================================
Maximum deferred sales charge (load) as a % of purchase price or the
amount you receive when you sell shares, whichever is less                      none                none(2)
==================================================================================================================
==================================================================================================================
Annual fund operating expenses (deducted from fund assets)              Papp Small-Mid Fund   Pioneer Mid Cap Fund
(as a % of average net assets)                                                                      Class A
==================================================================================================================
Management fee                                                                 1.00%                 0.75%
==================================================================================================================
Distribution and service                                                        none                 0.25%
(12b-1) fee
==================================================================================================================
Other expenses                                                                 0.56%                 [___]%
==================================================================================================================
Total fund operating expenses                                                  1.56%                  [ ]%
==================================================================================================================
Expense reduction (3)                                                         (0.31)%                 none
==================================================================================================================
Net fund operating expenses                                                    1.25%                  [ ]%
==================================================================================================================

(1) As described above, this sales charge does not apply to shares received in the reorganization by stockholders of your Fund who become shareholders of record of the Pioneer Mid Cap Fund through the reorganization. In addition, stockholders of your Fund who own shares in their own name as of the closing of the reorganization (i.e., not in the name of a broker or other intermediary) and maintain such account may purchase additional Class A Shares of Pioneer Mid Cap Fund through such account in the future without paying this sales charge.

(2) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(3) As described above, Papp has contractually agreed to reimburse Papp Small-Mid Fund to the extent the Fund's total ordinary operating expenses exceed 1.25% of the Fund's average daily net asset value in a fiscal year. This limitation cannot be changed without shareholder approval. Also as described above, Pioneer has agreed to waive its fees for Pioneer Mid Cap Fund to the extent certain of the fund's total ordinary operating expenses exceed 1.25% of the fund's average daily net asset value in a fiscal year. This expense limitation is contractual through December 31, 2006. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which the class' expenses were reduced.

The hypothetical example below helps you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's gross operating expenses remain the same, and (e) the expense limitations are in effect for year one for Papp Small-Mid Fund and for three years for Pioneer Mid Cap Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

=============================================================================
Example
=============================================================================
                                 Papp Small-Mid Fund     Pioneer Mid Cap Fund
                                                            Class A Shares
=============================================================================
Year 1                                  $131                     $[ ]
=============================================================================
Year 3                                  $408                     $[ ]
=============================================================================
Year 5                                  $706                     $[ ]
=============================================================================
Year 10                                $1,553                    $[ ]
=============================================================================

PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

o The reorganization is scheduled to occur as of 5:00 p.m., Eastern time, on [December ___], 2003, unless your Fund and Pioneer Mid Cap Fund agree in writing to a later date. Your Fund will transfer all of its assets to Pioneer Mid Cap Fund. Pioneer Mid Cap Fund will assume your Fund's liabilities that are included in the calculation of your Fund's net assets at the closing and certain liabilities with respect to your Fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Pioneer Mid Cap Fund will issue to your Fund Class A shares with an aggregate net asset value equal to the net assets attributable to your Fund's shares. These shares will immediately be distributed to your Fund's stockholders in proportion to their holdings of your Fund's shares on the reorganization date. As a result, your Fund's stockholders will end up as Class A shareholders of Pioneer Mid Cap Fund.

o  After the distribution of shares, your Fund will be liquidated and dissolved.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to Pioneer Mid Cap Fund.

Agreement and Plan of Reorganization

The stockholders of your Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

The directors of your Fund believe that the proposed reorganization will be advantageous to the stockholders of your Fund for several reasons. The directors considered the following matters, among others, in approving the proposal.

First, Pioneer and its affiliates have greater potential for increasing the size of the Fund due to Pioneer's experience in distributing mutual funds through a broader range of distribution channels than currently available to your Fund. Over the long-term, if this potential for a larger asset base is realized, it is expected to reduce the Fund's per share operating expenses and increase the portfolio management options available to the Fund.

Second, stockholders of your Fund will enjoy continuity of portfolio management. Because Pioneer will retain Papp to act as subadviser to Pioneer Mid Cap Fund, the portfolio management team of your Fund will be the same portfolio management team for Pioneer Mid Cap Fund. Pioneer will oversee Papp as subadviser to Pioneer Mid Cap Fund in accordance with the terms of the Sub-Advisory Agreement.

Third, although Papp will manage the assets of Pioneer Mid Cap Fund as its subadviser, Pioneer will be responsible for the overall management of Pioneer Mid Cap Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. Your Fund will benefit from Pioneer's experience and resources in managing investment companies. At August 31, 2003, Pioneer managed over 50 investment companies and accounts with approximately $29 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of August 31, 2003, assets under management by UniCredito Italiano S.p.A. were approximately $128 billion worldwide.

Fourth, until December 31, 2006, Pioneer has agreed to limit the expenses of Class A shares of Pioneer Mid Cap Fund to 1.25% of average daily net assets, which is the same as the percentage expense limitation your Fund currently has in effect. After December 31, 2006, Pioneer is not obligated to maintain an expenses limitation but may voluntarily agree to continue such arrangement. Notwithstanding the expense limitations, if Pioneer's greater distribution strength increases the net assets of your Fund, it is likely that Pioneer Mid Cap Fund's expenses over time will be lower than your Fund's current expenses. The long-term asset growth potential, resulting economies of scale and other efficiencies in other expenses could result in lower overall expenses of Pioneer Mid Cap Fund compared to those of your Fund after the expense limitation agreement expires.

Fifth, the Class A shares of Pioneer Mid Cap Fund received in the reorganization will provide your Fund's stockholders with exposure to substantially the same investment product as they currently have.

Sixth, Pioneer Mid Cap Fund is part of a diverse family of mutual funds, with over 20 funds that will be available to your Fund's stockholders through exchanges. Currently, stockholders of your Fund may exchange their shares for shares of the other three Papp Funds.

The boards of both funds considered that Pioneer will pay all of the expenses of the Fund and Pioneer Mid Cap Fund associated with the preparation, printing and mailing of any shareholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

The boards of both funds also considered that in accordance with Section 15(f) of the Investment Company Act, Pioneer has agreed with Papp that for a period of at least three years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts to assure that at least 75% of the Pioneer Funds' board of trustees are not "interested persons" (as defined in the Investment Company Act) of Pioneer or Papp; however, the nomination and election of the members of the board of trustees of the Pioneer Funds is determined by the board of trustees of the Pioneer Funds or their shareholders. Pioneer has also agreed with Papp that for two years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts not to impose an unfair burden on Pioneer Mid Cap Fund in connection with the reorganization.

The boards of both funds considered that each fund's investment adviser, as well as Pioneer Mid Cap Fund's principal distributor, will benefit from the reorganization. Because Pioneer Mid Cap Fund will be the accounting successor to your Fund and will assume your Fund's performance record, Pioneer expects to be able to increase Pioneer Mid Cap Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with a similar objective and no historical performance record. Such a growth in asset size benefits Pioneer by increasing its management fees and accelerating the point at which management of the fund is profitable to Pioneer. As subadviser to Pioneer Mid Cap Fund, Papp would similarly benefit from increased assets because it would receive greater subadvisory fees. Moreover, as discussed below under "Certain Agreements between Pioneer and Papp," Papp will receive economic benefits from Pioneer if the reorganization is completed.

The board of trustees of Pioneer Mid Cap Fund also considered that the reorganization presents an excellent opportunity for the Pioneer Mid Cap Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Mid Cap Fund and its shareholders.

Certain Agreements between Pioneer and Papp

In connection with the reorganization, Pioneer and Papp have entered into an agreement dated as of [ ], 2003 (the "Transfer Agreement"), which provides, among other things, that (i) Pioneer shall make a payment to Papp upon the closing of the reorganizations of the funds, (ii) Papp shall enter into and perform its obligations under a subadvisory agreement with Pioneer (the "Pioneer Mid Cap Fund Sub-Advisory Agreement," or, the "Sub-Advisory Agreement") to serve as subadviser of Pioneer Mid Cap Fund, (iii) Pioneer guarantees a minimum aggregate amount of subadvisory fees received from the Pioneer Funds during the initial three year period; (iv) Pioneer shall pay Papp a specified fee if within five years of the closing of the reorganization Pioneer terminates the Sub-Advisory Agreement with Papp without cause and (v) Papp will be subject to certain non-competition provisions. The terms of the Sub-Advisory Agreement with Papp are discussed under "Material Provisions of the Management Contracts and the Sub-Advisory Agreement."

Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to Pioneer Mid Cap Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your Fund upon (1) the transfer of all of its assets to Pioneer Mid Cap Fund as described above or (2) the distribution by your Fund of Pioneer Mid Cap Fund shares to your Fund's stockholders;

o No gain or loss will be recognized by Pioneer Mid Cap Fund upon the receipt of your Fund's assets solely in exchange for the issuance of Pioneer Mid Cap Fund shares to your Fund and the assumption of your Fund's liabilities by Pioneer Mid Cap Fund;

o The basis of the assets of your Fund acquired by Pioneer Mid Cap Fund will be the same as the basis of those assets in the hands of your Fund immediately before the transfer;

o The tax holding period of the assets of your Fund in the hands of Pioneer Mid Cap Fund will include your Fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your Fund solely for Pioneer Mid Cap Fund shares as part of the reorganization;

o The basis of Pioneer Mid Cap Fund shares received by you in the reorganization will be the same as the basis of your shares of your Fund surrendered in exchange; and

o The tax holding period of Pioneer Mid Cap Fund shares you receive will include the tax holding period of the shares of your Fund surrendered in the exchange, provided that the shares of your Fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your Fund and Pioneer Mid Cap Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of Agreement and Plan of Reorganization

Conditions to Closing the Reorganization. The obligation of your Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the execution by Papp and Pioneer of investment subadvisory agreements whereby Papp would serve as subadviser to each Pioneer Fund, the performance by Pioneer Mid Cap Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligation of Pioneer Mid Cap Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your Fund's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your Fund, in accordance with the provisions of your Fund's charter and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Section 8 of the Agreement and Plan of Reorganization, attached as Exhibit A).

Termination of Agreement. The board of either your Fund or Pioneer Mid Cap Fund may terminate the Agreement and Plan of Reorganization (even if the stockholders of your Fund have already approved it) at any time before the reorganization date, if that board believes in good faith that proceeding with the reorganization would no longer be in the best interests of shareholders.

Expenses of the Reorganization. Pioneer will pay all of the expenses of the Fund and Pioneer Mid Cap Fund associated with the preparation, printing and mailing of any shareholder communications, including this joint proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of September 30, 2003, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of Pioneer Mid Cap Fund being issued for each share of your Fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.

============================================================================================
                                                  September 30, 2003
============================================================================================
                                                                         Pioneer Mid Cap Fund
                            Papp Small-Mid Fund   Pioneer Mid Cap Fund         Pro Forma
============================================================================================
Net Assets                       $ million                N/A                  $ million
============================================================================================
Net Asset Value Per Share           [ ]                   N/A                     [ ]
============================================================================================
Shares Outstanding                  [ ]                   N/A                     [ ]
============================================================================================

It is impossible to predict how many shares of Pioneer Mid Cap Fund will actually be received and distributed by your Fund on the reorganization date. The table should not be relied upon to determine the amount of Pioneer Mid Cap Fund's shares that will actually be received and distributed.

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of directors of your Fund, including the directors who are not "interested persons" of your Fund or Papp ("independent directors"), approved the reorganization. In particular, the board of directors determined that the reorganization is in the best interests of your Fund. Similarly, the board of trustees of Pioneer Mid Cap Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Pioneer Mid Cap Fund.

The directors of your Fund recommend that the stockholders of your Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each share of your Fund is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. With respect to each Fund, the presence in person or by proxy of a majority of stockholders entitled to cast votes at the Meeting will constitute a quorum. The favorable vote of a majority of the shares outstanding of each of Papp Stock Fund, Papp America-Abroad Fund, Papp America-Pacific Rim Fund, and Papp Small-Mid Fund is required for the approval of Proposals 1, 2, 3 and 4, respectively.

=======================================================================================================================
Shares                                  Quorum                                 Voting
=======================================================================================================================
In General                              All shares "present" in person or by   Shares "present" in person will be voted
                                        proxy are counted towards a quorum.    in person at the Meeting. Shares present
                                                                               by proxy will be voted in accordance
                                                                               with instructions.
=======================================================================================================================
Broker Non-Vote (where the underlying   Considered "present" at Meeting for    Broker non-votes do not count as a vote
holder has not voted and the broker     purposes of quorum.                    "for" and effectively result in a vote
does not have discretionary authority                                          "against."
to vote the shares)
=======================================================================================================================
Proxy with No Voting Instruction        Considered "present" at Meeting for    Voted "for" the proposal.
(other than Broker Non-Vote)            purposes of quorum.
=======================================================================================================================
Vote to Abstain                         Considered "present" at Meeting for    Abstentions do not constitute a vote
                                        purposes of quorum.                    "for" and effectively result in a vote
                                                                               "against."
=======================================================================================================================

If the required approval of stockholders is not obtained on all four Proposals, the Meeting may be adjourned as more fully described in this proxy statement and prospectus, and the Papp Funds will continue to engage in business as separate mutual funds and the boards of directors will consider what further action may be appropriate.

ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS

Investment Adviser

Pioneer serves as the investment adviser to each Pioneer Fund. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of September 30, 2003, assets under management were approximately [$128] billion worldwide, including over [$29] billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

The board of trustees of the Pioneer Funds is responsible for overseeing the performance of each of Pioneer Fund's investment adviser and subadviser and determining whether to approve and renew the fund's investment management agreement and the sub-advisory agreements. For a discussion of these contracts, see "Material Provisions of the Management Agreements and the Sub-Advisory Agreements" below.

Pioneer has received an order (the "Exemptive Order") from the SEC that permits Pioneer, subject to the approval of the Pioneer Funds' board of trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule which would supersede the Exemptive Order, Pioneer and the Pioneer Funds intend to rely on such rule to permit Pioneer, subject to the approval of the Pioneer Funds' board of trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Fund without shareholder approval. This means that Pioneer could remove Papp and replace it without the approval of Pioneer Fund shareholders. However, Pioneer has no current intention to replace Papp as subadviser for any of the Pioneer Funds.

Investment Subadviser

Papp will serve as the investment subadviser to each Pioneer Fund. Papp also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations. Papp is located at 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016. Papp is an Arizona limited liability partnership owned and controlled by its 10 partners. L. Roy Papp owns a majority interest in the partnership. Papp, including its predecessor, has been in the investment management business since _____. As of September 30, 2003, assets under management were approximately $[ ].

Buying, Exchanging and Selling Shares of the Pioneer Funds

Net Asset Value. Each Pioneer Fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each Fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each Pioneer Fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, a Pioneer Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Pioneer Funds' trustees. Each Pioneer Fund also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by a Pioneer Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by a Pioneer Fund could change on a day you cannot buy or sell shares of the fund. Each Pioneer Fund may use a pricing service or a pricing matrix to value some of its assets. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a security's fair value.

You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. The Class A Shares of the Pioneer Funds you receive in the reorganizations will not be subject to any sales charge. Moreover, if you own shares in your own name as of the closing of the reorganizations (i.e., not in the name of a broker) and maintain your account, you may purchase additional Class A Shares of the corresponding Pioneer Fund through such account in the future or may exchange those shares for Class A shares of another Pioneer Fund without paying any sales charge.

Opening Your Account. If your shares are held in your investment firm's name, the options and services available to you may be different from those described herein or in the Pioneer Fund's prospectus. Ask your investment professional for more information.

If you invest in a Pioneer Fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in a Pioneer Fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Pioneer Fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Account Options. Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the Pioneer Funds' transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Telephone Transaction Privileges. If your account is registered in your name, you can buy, exchange or sell shares of the Pioneer Funds by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. Each Pioneer Fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

Online Transaction Privileges. If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your Fund shares online.

To establish online transaction privileges complete an account options form, write to the transfer agent or complete the online authorization screen on WWW.PIONEERFUNDS.COM.

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The Pioneer Funds may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

Share Price. If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to PFD prior to PFD's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your price per share will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.

Buying Pioneer Fund Shares. You may buy shares of each Pioneer Fund from any investment firm that has a sales agreement with PFD. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy shares of the Pioneer Funds at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

Minimum Investment Amounts. Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The minimum investment amount does not apply for purposes of the reorganization.

Exchanging Pioneer Fund Shares. You may exchange your shares in a Pioneer Fund for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. Each Pioneer Fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Selling Pioneer Fund Shares. Your shares will be sold at net asset value per share next calculated after the Pioneer Fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. Each Pioneer Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

You may have to pay federal income taxes on a sale or an exchange.

   Good Order means that:

      o  You have provided adequate instructions
      o  There are no outstanding claims against your account
      o  There are no transaction limitations on your account
      o If you have any Pioneer Fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
      o  Your request includes a signature guarantee if you:

            -- Are selling over $100,000 or exchanging over $500,000 worth of shares

            -- Changed your account registration or address within the last 30 days

            -- Instruct the transfer agent to mail the check to an address different from the one on your account

            -- Want the check paid to someone other than the account owner(s)

            -- Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

Buying, Exchanging and Selling Pioneer Fund Shares
=================================================================================================================================
                          BUYING SHARES                                        EXCHANGING SHARES
=================================================================================================================================

=================================================================================================================================
THROUGH YOUR INVESTMENT   Normally, your investment firm will send your        Normally, your investment firm will send your
FIRM                      purchase request to the Pioneer Funds' transfer      exchange request to the Pioneer Fund's transfer
                          agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR      agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR
                          MORE INFORMATION. Your investment firm may receive   MORE INFORMATION ABOUT EXCHANGING YOUR SHARES.
                          a commission from the distributor for your
                          purchase of fund shares. The distributor or its
                          affiliates may pay additional compensation, out of
                          their own assets, to certain investment firms or
                          their affiliates based on objective criteria
                          established by the distributor.
=================================================================================================================================
BY PHONE OR ONLINE        YOU CAN USE THE TELEPHONE OR ONLINE PURCHASE         After you establish your Pioneer Fund account, YOU
                          PRIVILEGE IF you have an existing non-retirement     CAN EXCHANGE FUND SHARES BY PHONE OR ONLINE IF:
                          account or certain IRAs. You can purchase
                          additional fund shares by phone if:                  o  You are exchanging into an existing account or
                                                                                  using the exchange to establish a new account,
                          o  You established your bank account of record at       provided the new account has a registration
                             least 30 days ago                                    identical to the original account

                          o  Your bank information has not changed for at      o  The fund into which you are exchanging offers
                             least 30 days                                        the same class of shares

                          o  You are not purchasing more than $25,000 worth    o  You are not exchanging more than $500,000 worth
                             of shares per account per day                        of shares per account per day

                          o  You can provide the proper                        You can provide the proper account identification
                                                                               information
=================================================================================================================================

=================================================================================================================================
                             account identification information

                          When you request a telephone or online purchase,
                          the transfer agent will electronically debit the
                          amount of the purchase from your bank account of
                          record. The transfer agent will purchase Pioneer
                          Fund shares for the amount of the debit at the
                          offering price determined after the transfer agent
                          receives your telephone or online purchase
                          instruction and good funds. It usually takes three
                          business days for the transfer agent to receive
                          notification from your bank that good funds are
                          available in the amount of your investment.
=================================================================================================================================
IN WRITING, BY MAIL OR    You can purchase Pioneer Fund shares for an          You can exchange fund by MAILING OR FAXING A
BY FAX                    existing fund account by MAILING A CHECK TO THE      LETTER OF INSTRUCTION TO THE TRANSFER AGENT. You
                          TRANSFER AGENT. Make your check payable to the       can exchange Pioneer Fund shares directly through
                          Pioneer Fund. Neither initial nor subsequent         the Pioneer Fund only if your account is
                          investments should be made by third party check.     registered in your name. However, you may not fax
                          Your check must be in U.S. dollars and drawn on a    an exchange request for more than $500,000.
                          U.S. bank. Include in your purchase request the      Include in your letter:
                          fund's name, the account number and the name or
                          names in the account registration.                   o  The name, social security number and signature
                                                                                  of all registered owners

                                                                               o  A signature guarantee for each registered owner
                                                                                  if the amount of the exchange is more than
                                                                                  $500,000

                                                                               o  The name of the fund out of which you are
                                                                                  exchanging and the name of the fund into which
                                                                                  you are exchanging

                                                                               o  The class of shares you are exchanging

                                                                               The dollar amount or number of shares your are
                                                                               exchanging
=================================================================================================================================

============================================================================================================================
SELLING SHARES                                                   HOW TO CONTACT PIONEER
============================================================================================================================
Normally, your investment firm will send your request to         BY PHONE
sell shares to the Pioneer Funds' transfer agent. CONSULT        For information or to request a telephone transaction
YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. Each          between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking
Pioneer Fund has authorized PFD to act as its agent in the       with a shareholder services representative call
repurchase of Pioneer Fund shares from qualified investment      1-800-225-6292
firms. Each Pioneer Fund reserves the right to terminate
this procedure at any time.                                      To request a transaction using FactFoneSM call
                                                                 1-800-225-4321
------------------------------------------------------------
                                                                 Telecommunications Device for the Deaf (TDD) 1-800-225-1997
YOU MAY SELL UP TO $100,000 PER ACCOUNT PER DAY BY PHONE OR
ONLINE. You may sell Pioneer Fund shares held in a               BY MAIL
retirement plan account by phone only if your account is an      Send your written instructions to:
eligible IRA (tax penalties may apply). You may not sell
your shares by
============================================================================================================================

=============================================================================================================================
phone or online if you have changed your address (for            PIONEER INVESTMENT MANAGEMENT
checks) or your bank information (for wires and transfers)       SHAREHOLDER SERVICES, INC.
in the last 30 days.                                             P.O. Box 55014
                                                                 Boston, Massachusetts 02205-5014
You may receive your sale proceeds:
                                                                 BY FAX
o  By check, provided the check is made payable exactly as       Fax your exchange and sale requests to:
   your account is registered                                    1-800-225-4240

o  By bank wire or by electronic funds transfer, provided        ------------------------------------------------------------
   the sale proceeds are being sent to your bank address of      EXCHANGE PRIVILEGE
   record                                                        You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund.
------------------------------------------------------------
                                                                 EXCESSIVE TRADING
You can sell some or all of your Pioneer Fund shares by          The fund discourages excessive and/or short-term trading
WRITING DIRECTLY TO THE PIONEER FUND only if your account is     practices, such as market timing, that may disrupt portfolio
registered in your name. Include in your request your name,      management strategies and harm fund performance. These
your social security number, the fund's name, your Fund          practices consist of:
account number, the class of shares you to be sold, the
dollar amount or number of shares to be sold and any other       o  Selling shares purchased within the preceding 90 days;
applicable requirements as described below. The transfer
agent will send the sale proceeds to your address of record      o  Two or more purchases and redemptions in any 90-day
unless you provide other instructions. Your request must be         period; or
signed by all registered owners and be in good order. The
transfer agent will not process your request until it is         o  Any other series of transactions indicative of a timing
received in good order. You may not sell more than $100,000         pattern
per account per day by fax.
                                                                 If we identify an account that engages in such activity, the fund and the distributor reserve the right to refuse or
                                                                 restrict any purchase order (including exchanges) for that account and other accounts under common ownership or
                                                                 control.
=============================================================================================================================

Pioneer Fund Shareholder Account Policies

Signature Guarantees and Other Requirements. You are required to obtain a signature guarantee when you are:

o  Requesting certain types of exchanges or sales of Pioneer Fund shares

o  Redeeming shares for which you hold a share certificate

o  Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public. Fiduciaries and corporations are required to submit additional documents to sell Pioneer Fund shares.

Exchange Limitation.. You may make up to four exchanges of $25,000 or more per account per calendar year out of each Pioneer Fund. Except as noted, you may make any number of exchanges of less than $25,000. Each Pioneer Fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401 of the Internal Revenue Code. The exchange limitation also may not apply to transactions made through an omnibus account for Pioneer Fund shares.

Minimum Account Size. Each Pioneer Fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the Pioneer Fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

Telephone Access. You may have difficulty contacting the Pioneer Fund by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the Pioneer Fund by telephone, you should communicate with the fund in writing.

Share Certificates. Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certificate, you may request one for your Class A shares only. A fee may be charged for this service.

Other Policies. Each Pioneer Fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

Each Pioneer Fund or PFD may revise, suspend or terminate the account options and services available to shareholders at any time.

Each Pioneer Fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareholder, provided that the Pioneer Fund must pay redemptions in cash if a shareholder's aggregate redemptions in a 90 day period are less than $250,000 or 1% of the fund's net assets.

Dividends and Capital Gains

Each Pioneer Fund generally pays any distributions of net short- and long-term capital gains in November. Each Pioneer Fund generally pays dividends from any net investment income in December. Each Pioneer Fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in a Pioneer Fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes

For U.S. federal income tax purposes, distributions from each Pioneer Fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable either as ordinary income or, if so designated by the fund, as "qualified dividend income" taxable to individual shareholders at the maximum 15% tax rate applicable to long-term capital gains.

Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional Pioneer Fund shares. When you sell or exchange Pioneer Fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year each Pioneer Fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the Pioneer Fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult each Pioneer Fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations that may affect the Pioneer Fund and its shareowners.

MATERIAL PROVISIONS OF THE MANAGEMENT AGREEMENT AND THE SUB-ADVISORY AGREEMENT

Management Agreement- Papp Funds

The following is a summary of the material terms of the Papp Funds' existing investment advisory agreement with Papp (the "Papp Advisory Agreement").

Services. Under the terms of the Papp Advisory Agreement, Papp manages the Funds' investments and business affairs, subject to the supervision of the board of directors. At its expense, Papp provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Funds.

Compensation. As compensation under the Papp Advisory Agreement, each Papp Fund pays Papp a monthly advisory fee at an annual rate of 1.00% of the Fund's average daily net assets. In addition, Papp has agreed to reimburse each Papp Fund to the extent a Fund's total annual expenses, other than taxes, interest and extraordinary litigation expenses, during any of the Fund's fiscal years, exceed 1.25% of its average daily net asset value in such year. Brokers' commissions and other charges relative to the purchase and sale of portfolio securities are not regarded as expenses.

The table below shows gross advisory fees paid by each Papp Fund and any expense reimbursements by Papp during the fiscal year ended December 31, 2002:

                  Papp Stock Fund
                  ---------------
                  Advisory Fee                           $638,771

                  Papp America-Abroad Fund
                  ------------------------
                  Advisory Fee                           $777,766

                  Papp America-Pacific Rim Fund
                  -----------------------------
                  Advisory Fee                           $125,287
                  Reimbursement                          $33,496

                  Papp Small-Mid Fund
                  -------------------
                  Advisory Fee                           $130,219
                  Reimbursement                          $41,393

Term. The Papp Advisory Agreement continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The Papp Advisory Agreement provides that Papp shall not be subject to liability to the Funds or to any shareholder of the Funds for any loss suffered by Fund or its shareholders from or as a consequence of any act or omission of Papp, or of any of the partners, employees or agents of Papp, in connection with or pursuant to the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Papp in the performance of its duties or by reason of reckless disregard by Papp of its obligations and duties under the agreement.

Termination, Continuance and Amendment. The Papp Advisory Agreement continues from year to year subject to approval of its continuance at least annually by the vote of (1) a majority of your Fund's independent directors, in each case cast in person at a meeting called for the purpose of voting on such approval or
(2) a majority of the outstanding voting securities (as that phrase is defined in Section 2(a)(42) of the 1940 Act) of each Fund. The contract may be terminated at any time without penalty on 60 days' written notice by the directors, by a vote of a majority of the Fund's outstanding voting securities, or by Papp. The contract terminates automatically in the event of its assignment.

Management Agreements - the Pioneer Funds

The following is a summary of the material terms of the Pioneer Funds' investment management agreement with Pioneer (the "Pioneer Management Agreement"). Since each Pioneer Management Agreement is substantially identical they are described collectively below.

Services. Under the Pioneer Management Agreement, Pioneer, subject to the direction of the trustees, provides the fund with a continuous investment program for the management of its assets, consistent with the fund's investment objective and policies. Pioneer provides for such investment program through the retention of Papp as subadviser. In addition, Pioneer:

o pays the fee of Papp as subadviser and supervises Papp's activities as subadviser;

o advises the fund in connection with policy decisions to be made by the trustees;

o  provides day-to-day administration; and

o provides required reports and recommendations to the trustees and maintains the records of the fund.

Under the Pioneer Management Agreement, Pioneer pays all expenses not specifically assumed by the Pioneer Funds where such expenses are incurred by Pioneer or the fund in connection with the management of the affairs of, and the investment and reinvestment of the assets of, the fund. Under the Pioneer Management Agreement, each fund assumes the following expenses: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of the independent auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the fund; (d) issue and transfer taxes chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the trustees; (i) any distribution fees paid by the fund in accordance with Rule 12b-1 under the 1940 Act; (j) compensation of those trustees of the fund who are not affiliated with or interested persons of Pioneer, the fund (other than as trustees), Pioneer Investment Management USA Inc. or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any and (m) expenses incurred (i) as a result of a change in the law or regulations, (ii) as a result of a mandate from the board of trustees with associated costs of a character generally assumed by similarly structured investment companies or (iii) that is similar to the expenses listed in the existing contract.

Compensation. Each Pioneer Fund, except Pioneer Mid Cap Fund, pays an investment management fee, accrued daily and paid monthly in arrears, to Pioneer equal on an annual basis to 0.75% of the average daily net assets of the fund up to $1 billion and 0.70% of the average daily net assets of the fund over $1 billion. Pioneer Mid Cap Fund pays an investment management fee, accrued daily and paid monthly in arrears, to Pioneer equal on an annual basis to 0.85% of the average daily net assets of the fund up to $1 billion and 0.80% of the average daily net assets of the fund over $1 billion. Because the Pioneer Funds are not operational and do not expect to be operational until the consummation of the reorganizations, the funds have not yet paid any management fees.

As described above, Pioneer has agreed to limit, until December 31, 2006, Class A expenses (other than extraordinary expenses) of each Pioneer Fund to 1.25% of the average daily net assets attributable to the respective Class A shares of the Pioneer Fund by not imposing all or a portion of its management fee and, if necessary, limiting other ordinary operating expenses of the Pioneer Fund.

Term. The Pioneer Management Agreement will take effect on the closing date of the reorganization and will remain in effect for two years. Thereafter, the Pioneer Management Agreement will continue in effect from year to year subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The Pioneer Management Agreement provides that Pioneer is not liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale, or retention of any security on the recommendation of Pioneer, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement.

Termination, Continuance and Amendment. Except as described above the Pioneer Management Agreement continues from year to year subject to annual approval of its continuance by (1) a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval, or (2) by a majority of the fund's outstanding voting securities, as defined in the 1940 Act. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the fund's outstanding voting securities, or by Pioneer. The contract terminates automatically in the event of its assignment.

Sub-Advisory Agreements - the Pioneer Funds

Papp will serve as subadviser to each Pioneer Fund pursuant to a sub-advisory agreement among the fund, Pioneer and Papp (as defined previously above, each a "Sub-Advisory Agreement"). The following is a summary of certain of the material terms of each Sub-Advisory Agreement. Because each Sub-Advisory Agreement is substantially identical they are described collectively below.

Services. Under the Sub-Advisory Agreement, Papp will, subject to the supervision of Pioneer and the board of trustees of the fund, regularly provide the fund with investment research, advice and supervision and shall furnish continuously an investment program for the fund, consistent with the investment objective and policies of the fund. Papp will also provide assistance to Pioneer with respect to the voting of proxies for the fund as Pioneer may request. Papp shall maintain certain books and records with respect to the fund's securities transactions and will cooperate with and provide reasonable assistance to Pioneer, the fund, and the fund's other agents and representatives with respect to requests for information and preparation of regulatory filings and reports. Papp will bear its own costs of providing services under the Sub-Advisory Agreement.

Compensation. For each Pioneer Fund except Pioneer Mid Cap Fund, Pioneer will pay Papp a monthly fee equal on an annual basis to 0.40% of average daily net assets up to $500 million and 0.30% on average daily net assets over $500 million. For Pioneer Mid Cap Fund, Pioneer will pay Papp a monthly fee equal on an annual basis to 0.45% of average daily net assets up to $500 million and 0.35% on average daily net assets over $500 million.

Limitation of Liability. The Sub-Advisory Agreement provides that Papp shall not be liable to Pioneer or the fund for any losses, claims, damages, liabilities or litigation incurred or suffered by Pioneer or the fund as a result of any error of judgment or mistake of law by Papp with respect to the fund, except that Papp shall be liable for and shall indemnify Pioneer and the fund from any loss arising out of or based on (i) Papp being in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund's prospectus or statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to Papp by the trustees of the fund or Pioneer, (ii) Papp causing the fund to fail to satisfy the diversification or source of income requirements of Subchapter M of the Code by reason of an act or omission of Papp, unless acting at the direction of Pioneer, (iii) Papp's willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement, or
(iv) the fund being in violation of any applicable federal or state law, rule or regulation or any written policies, procedures, guidelines or instructions provided in writing to Papp by the trustees of the fund or Pioneer by reason of any action or inaction by Papp.

Term and Termination. The Sub-Advisory Agreement shall remain in force provided its continuance is approved prior to [December 31, 2004] by either (1) a majority vote of the Board or (2) the affirmative vote of a majority of the outstanding voting securities of the fund, and a majority of the independent trustees. The Sub-Advisory Agreement may be terminated at any time on not more than sixty (60) days' nor less than thirty (30) days' written notice without penalty by (a) Pioneer, (b) the fund's board of trustees, (c) a majority of the fund's outstanding voting securities, as defined in the Investment Company Act, or (d) Papp. The Sub-Investment Management Contract shall automatically terminate in the event of its assignment or upon termination of the Pioneer Management Agreement.

PIONEER FUNDS' CLASS A RULE 12b-1 PLAN

As described above, the Pioneer Funds have adopted a Rule 12b-1 plan for its Class A shares (the "Class A Plan" or the "Plan"). Because the 12b-1 fees payable under each Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

Compensation and Services. The Class A Plan is a reimbursement plan, and distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the board of trustees. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares.

Trustee Approval and Oversight. The Plan was approved by the board of trustees of each Pioneer Fund, including a majority of the independent trustees, by votes cast in person at meetings called for the purpose of voting on the Plan on October 6, 2003. Pursuant to the Plan, at least quarterly, PFD will provide each fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

Term, Termination and Amendment. Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The board of trustees believes that there is a reasonable likelihood that the Plans will benefit each fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the trustees as provided in Rule 12b-1.

COMPARISON OF MARYLAND CORPORATION AND DELAWARE STATUTORY TRUST

Characteristics of the Papp Funds (each, a Maryland Corporation)

o Governance and Management. Each Papp Fund is a Maryland corporation. The governing instruments of the Papp Funds are its charter and by-laws. The business of each Fund is managed under the direction of the Papp Funds' board of directors. The directors, in addition to viewing the actions of the Funds' investment adviser, decide upon matters of general policy at their regular meetings. The officers of the Papp Funds supervise the business operations of each Fund.

o Share Capital and Classes. Each Papp Fund is authorized to issue shares of capital stock and to increase or decrease the aggregate number of shares of capital stock or the number of shares of stock of any class that the Fund has authority to issue. Each share is entitled to one vote on all questions relating to the Fund, and each share is entitled to participate equally in dividends and capital gains distributions and in the residual assets of the respective class in the event of liquidation.

o Meetings. Under Maryland law, the Papp Funds, as registered open-end investment companies, are not required to hold annual stockholder meetings. Unless otherwise required by the 1940 Act, the Papp Funds have no intention of holding annual meetings of stockholders. Pursuant to the by-laws of the Papp Funds, special meetings of stockholders may be called at any time by the Chairman, President or by the board of directors or by the secretary upon the written request of stockholders entitled to cast at least 25% of the votes entitled to be cast at such meeting, provided that such request shall state the purposes of such meeting and the matters proposed to be acted on.

o Liability of Stockholders. Maryland law provides that stockholders of a Maryland corporation (such as the Papp Funds) are not generally subject to liability for the debts or obligations of the corporation.

Characteristics of the Pioneer Funds (each a series of a Delaware statutory trust)

o Governance and Management. Each Pioneer Fund is a series of the Pioneer Series Trust II, a Delaware statutory trust. The governing instrument of the Pioneer Series Trust II is its Agreement and Declaration of Trust (the "Declaration of Trust"). The Trustees of the Pioneer Series Trust II are responsible for the management and supervision of each Pioneer Fund

o Share Capital and Classes. The Declaration of Trust of Pioneer Series Trust II permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Pioneer Fund without par value. As of the date of this prospectus and proxy statement, the Trustees have authorized shares of each Pioneer Fund and have authorized the issuance of five classes of shares of each Pioneer Fund, designated as Class A, Class B, Class C, Class R and Class Y. The shares of each class of the Pioneer Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Pioneer Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of each Pioneer Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of their Pioneer Fund available for distribution to these shareholders. Shares of each class entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

o Meetings. Under Delaware law, Pioneer Series Trust II is not required to hold annual shareholder meetings for any Pioneer Fund. Unless otherwise required by the 1940 Act, the Pioneer Funds have no intention of holding annual meetings of shareholders. Pursuant to the Declaration of Trust, shareholders have power to vote only on certain matters, including (a) the election and removal of trustees; (b) approval of any investment management agreement; (c) termination of the Pioneer Series Trust II; (d) certain amendments to the Declaration of Trust; and (e) such additional matters relating to the Trust as may be required by law or as the Trustees may consider desirable.

o Liability of Shareholders. Delaware law affords shareholders of a Delaware statutory trust with the same protections afforded stockholders of a Delaware corporation, which means shareholders are not generally subject to liability for the debts or obligations of the statutory trust unless the entity's declaration of trust provides otherwise. The Declaration of Trust of the

   Pioneer Series Trust II contains an express disclaimer of shareholder liability for acts, obligations or affairs of each Pioneer Fund and provides for indemnification out of the Pioneer Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder.

FINANCIAL HIGHLIGHTS

This table shows the financial performance for the past five fiscal years (or the period during which the fund has been in operation, if less than five years) and for the most recent semi-annual period ended June 30, 2003 for each Papp Fund . Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Papp Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information presented for the fiscal year ended December 31, 2002 has been audited by Deloitte & Touche LLP, the Funds' independent auditors, as stated in their reports incorporated by reference in this registration statement. The information presented for each of the four years in the period ended December 31, 2001 was audited by other auditors who have ceased operations. Their report and the Papp Funds' financial statements are included in their annual and semi-annual reports, which are available upon request. The information for the semi-annual period ended June 30, 2003 has not been audited.

Papp Stock Fund

                                                                                      Years Ended December 31,

                                                  For the Six
                                                 Months Ended
                                                 June 30, 2003      2002          2001         2000           1999          1998
                                                 -------------      ----          ----         ----           ----          ----
Per share data:                                   (unaudited)
Net asset value, beginning of period                 $23.87        $31.40        $37.09       $42.20         $37.36        $29.78
Income from investment operations:
    Net investment (loss)/income                       --          (0.06)        (0.11)       (0.13)         (0.15)        (0.09)
    Net realized and unrealized (loss)/gain
       on investments                                 2.21         (7.47)        (4.58)       (2.22)          5.75          8.13
                                                      ----         ------        ------       ------          ----          ----
    Total from investment operations                  2.21         (7.53)        (4.69)       (2.35)          5.60          8.04
Less distributions:
    Dividend from net investment income                --            --            --           --             --            --
    Dividend from net realized gain                    --            --          (1.00)       (2.76)         (0.76)        (0.46)
                                                                                 ------       ------         ------        ------
    Total distributions                                --            --          (1.00)       (2.76)         (0.76)        (0.46)
Net asset value, end of period                       $26.08        $23.87        $31.40       $37.09         $42.20        $37.36
                                                     ======        ======        ======       ======         ======        ======
Total Return                                         9.26%        (23.98)%      (12.69)%      (6.02)%        14.99%        26.99%
                                                     =====        ========      ========      =======        ======        ======

Ratios / Supplemental Data:
    Net assets, end of period                     $53,563,232   $52,528,226   $75,215,284   $98,472,509   $105,101,464   $98,608,333
    Expenses to average net assets                   1.25%*        1.14%         1.11%         1.09%         1.09%          1.10%
    Investment income to average net assets          1.23%*        1.10%         0.91%         0.71%         0.71%          0.82%
    Portfolio turnover rate                          2.98%*        3.55%         4.92%        13.33%         6.60%          9.74%

------------
* Annualized

Papp America-Abroad Fund
                                                                                    Years Ended December 31,
                                               For the Six
                                              Months Ended
                                              June 30, 2003      2002           2001          2000           1999           1998
                                              -------------      ----           ----          ----           ----           ----
Per share data:                                (unaudited)
Net asset value, beginning of period             $16.78         $22.38         $27.75        $35.25         $32.13         $25.98
Income from investment operations:

    Net investment (loss)/income                   --           (0.19)         (0.18)        (0.22)         (0.23)         (0.05)
    Net realized and unrealized (loss)/gain
       on investments                             1.19          (5.41)         (4.19)        (2.19)          4.74           6.24
                                                  ----          ------         ------        ------          ----           ----
    Total from investment operations              1.19          (5.60)         (4.37)        (2.41)          4.51           6.19
Less distributions:
    Dividend from net investment income            --             --             --            --             --             --
    Dividend from net realized gain                --             --           (1.00)        (5.09)         (1.39)         (0.04)
                                                                               ------        ------         ------         ------
    Total distributions                            --             --           (1.00)        (5.09)         (1.39)         (0.04)
Net asset value, end of period                   $17.97         $16.78         $22.38        $27.75         $35.25         $32.13
                                                 ======         ======         ======        ======         ======         ======
Total Return                                      7.09%        (25.02)%       (15.92)%       (8.62)%        14.01%         23.83%
                                                  =====        ========       ========       =======        ======         ======

Ratios / Supplemental Data:
    Net assets, end of period                  $57,386,736    $57,731,971   $99,314,845   $168,616,225   $242,610,345   $342,814,636
    Expenses to average net assets (a)           1.25%*          1.18%         1.11%          1.08%         1.07%           1.08%
    Investment income to average net assets      1.19%*          0.98%         0.84%          0.57%         0.61%           0.82%
    Portfolio turnover rate                      1.17%*         10.07%         3.76%         10.78%         5.47%          24.97%

------------
* Annualized

(a) If the Fund paid all of its expenses and there had been no reimbursement by Papp, this ratio would have been 1.26% for the period ended June 30, 2003.

Papp America-Pacific Rim Fund
                                                                                     Years Ended December 31,
                                                  For the Six
                                                 Months Ended
                                                 June 30, 2003       2002          2001         2000           1999         1998
                                                 -------------       ----          ----         ----           ----         ----
Per share data:                                   (unaudited)
Net asset value, beginning of period                $12.38          $15.51        $18.07       $19.44         $15.57       $12.10
Income from investment operations:
    Net investment (loss)/income                      --            (0.08)        (0.08)       (0.09)         (0.12)       (0.06)
    Net realized and unrealized (loss)/gain
       on investments                                1.16           (3.05)        (2.44)        0.53           3.99         3.53
                                                     ----           ------        ------        ----           ----         ----
    Total from investment operations                 1.16           (3.13)        (2.52)        0.44           3.87         3.47
Less distributions:
    Dividend from net investment income               --              --            --           --             --           --
    Dividend from net realized gain                   --              --          (0.04)       (1.81)           --           --
                                                                                  ------       ------
    Total distributions                               --              --          (0.04)       (1.81)           --           --
Net asset value, end of period                      $13.54          $12.38        $15.51       $18.07         $19.44       $15.57
                                                    ======          ======        ======       ======         ======       ======
Total Return                                         9.37%         (20.18)%      (13.94)%       0.90%         24.86%       28.68%
                                                     =====         ========      ========       =====         ======       ======

Ratios / Supplemental Data:
    Net assets, end of period                     $10,191,195    $11,108,056   $14,651,014   $17,636,602   $16,478,700   $14,705,830
    Expenses to average net assets (a)              1.25%*          1.25%         1.25%         1.25%         1.25%         1.25%
    Investment income to average net assets (b)     1.05%*          0.88%         0.77%         0.63%         0.58%         0.79%
    Portfolio turnover rate                         2.28%*          7.57%         7.25%        28.33%         17.52%       13.73%

------------
* Annualized

(a) If the Fund had paid all of its expenses and there had been no reimbursement by Papp, this ratio would have been 1.66%, 1.52%, 1.40%, 1.32%, 1.39% and 1.41%, for the period ended June 30, 2003 and for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

(b) Computed giving effect to Papp's expense limitation undertaking.

Papp Small-Mid Fund
                                                                                      Years Ended December 31,
                                                   For the Six
                                                  Months Ended
                                                  June 30, 2003       2002         2001         2000         1999        1998(a)
                                                  -------------       ----         ----         ----         ----        -------
Per share data:                                    (unaudited)
Net asset value, beginning of period                 $19.02          $23.28       $23.02       $18.31       $16.20       $15.00
Income from investment operations:
    Net investment (loss)/income                       --            (0.01)       (0.12)       (0.14)       (0.14)         --
    Net realized and unrealized (loss)/gain
       on investments                                 2.46           (4.25)        0.38         5.89         2.25         1.20
                                                      ----           ------        ----         ----         ----         ----
    Total from investment operations                  2.46           (4.26)        0.26         5.75         2.11         1.20
Less distributions:
    Dividend from net investment income                --              --           --           --           --           --
    Dividend from net realized gain                    --              --           --         (1.04)         --           --
                                                                                               ------
    Total distributions                                --              --           --         (1.04)         --           --
Net asset value, end of period                       $21.48          $19.02       $23.28       $23.02       $18.31       $16.20
                                                     ======          ======       ======       ======       ======       ======
Total Return                                         12.93%         (18.30)%      1.13%        31.32%       13.04%        8.00%
                                                     ======         ========      =====        ======       ======        =====

Ratios / Supplemental Data:
    Net assets, end of period                      $20,188,361    $15,659,223   $9,764,322   $6,762,147   $4,325,499   $1,566,225
    Expenses to average net assets (b)               1.25%*          1.25%        1.25%         1.25%       1.25%        1.25%*
    Investment income to average net assets (c)      0.42%*          0.37%        0.39%         0.36%       0.32%        1.01%*
    Portfolio turnover rate                          0.94%*          5.49%        10.57%       40.42%       53.07%       0.00%*

------------
* Annualized

(a) From December 15, 1998 (date of commencement of operations) through December 31, 1998

(b) If the Fund had paid all of its expenses and there had been no reimbursement by Papp, this ratio would have been 1.45%, 1.56%, 1.69%, 1.89%, 1.68% and 1.56%
for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

(c) Computed giving effect to Papp's expense limitation undertaking.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the directors, officers and employees of your Fund; by personnel of your Fund's investment adviser, Papp, by the Pioneer Funds' investment adviser, Pioneer, their transfer agent, PIMSS, or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Papp Funds at a cost of approximately $_____. Pioneer will bear the cost of such solicitation.

Revoking Proxies

An Papp Fund stockholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with your Fund's transfer agent, Papp, at 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016, or

o By returning a duly executed proxy with a later date before the time of the Meeting, or

o If a stockholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your Fund (without complying with any formalities) at any time before it is voted.

Being present at the Meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of [September 30], 2003, [ ] shares of beneficial interest of Papp Stock Fund were outstanding, [ ] shares of beneficial interest of Papp America-Abroad Fund were outstanding, [ ] shares of beneficial interest of Papp America-Pacific Rim Fund were outstanding, and [ ] shares of beneficial interest of Papp Small-Mid Fund were outstanding. Only stockholders of record on [ ], 2003 (the "record date") are entitled to notice of and to vote at the Meeting. The presence in person or by proxy by the majority of stockholders of your Fund entitled to cast votes at the Meeting will constitute a quorum.

Other Business

Your Fund's board of directors knows of no business to be presented for consideration at the Meeting other than the four reorganization proposals. If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If, by the time scheduled for the Meeting, a quorum of stockholders is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more of the Papp Funds to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original Meeting (in which case the board of directors of your Fund will set a new record date), your Fund will give notice of the adjourned meeting to its stockholders.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your Fund may also arrange to have votes recorded by telephone by officers and employees of your Fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a stockholder's identity, to allow a stockholder to authorize the voting of shares in accordance with the stockholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the Meeting. Your Fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A stockholder will be called on a recorded line at the telephone number in the Fund's account records and will be asked to provide the stockholder's social security number or other identifying information.

o The stockholder will then be given an opportunity to authorize proxies to vote his or her shares at the Meeting in accordance with the stockholder's instructions.

o To ensure that the stockholder's instructions have been recorded correctly, the stockholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the stockholder decides after voting by telephone to attend the Meeting, the stockholder can revoke the proxy at that time and vote the shares at the Meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the Meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate stockholder identities, to allow stockholders give their voting instructions, and to confirm that stockholders instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

o  Read the proxy statement and have your proxy card at hand.

o  Go to the Web site on the proxy card [www.proxyweb.com.]

o  Enter control number found on your proxy card.

o  Follow the simple instructions on the Web site. Please call
   [__________________] us at [1-800-________] if you have any problems.

o To insure that your instructions have been recorded correctly you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Stockholders' Proposals

Your Fund is not required, and does not intend, to hold meetings of stockholders each year. Instead, meetings will be held only when and if required. Any stockholders desiring to present a proposal for consideration at the next meeting for stockholders must submit the proposal in writing, so that it is received by the your Fund at 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016 within a reasonable time before any meeting. If the reorganization is completed, your Fund will not hold another stockholder meeting.

Appraisal Rights

If the reorganizations are approved at the Meeting, stockholders of your Funds will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act, which supercede state law. Stockholders of your Funds, however, have the right to redeem their Fund shares at net asset value until the closing date of the reorganizations. After the reorganization, stockholders of your Funds will hold shares of the Pioneer Funds which may also be redeemed at net asset value subject to deferred sales charges (if any).

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of your Fund, as of [ ], 2003, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the Papp Funds. No shares of the Pioneer Funds were outstanding as of that date.

--------------------------------------------------------------------------------
                                 Papp Stock Fund
--------------------------------------------------------------------------------
 Name and Address                             % Ownership*     Type of Ownership
--------------------------------------------------------------------------------
                                                   %                Record

                                                   %                Record
                                                   %                Record

--------------------------------------------------------------------------------
                            Papp America-Abroad Fund
--------------------------------------------------------------------------------
 Name and Address                             % Ownership*     Type of Ownership
--------------------------------------------------------------------------------
                                                   %                Record

                                                   %                Record
                                                   %                Record

--------------------------------------------------------------------------------
                          Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
 Name and Address                             % Ownership*     Type of Ownership

                                                   %                Record

                                                   %                Record
                                                   %                Record

--------------------------------------------------------------------------------
                               Papp Small-Mid Fund
--------------------------------------------------------------------------------
 Name and Address                             % Ownership*     Type of Ownership

                                                   %                Record

                                                   %                Record
                                                   %                Record

* Percentage ownership also represents pro-forma percentage ownership of the corresponding Pioneer Fund.

As of [ ], 2003, the directors and officers of your Fund, as a group, owned in the aggregate approximately ___% of the _________ shares of the Papp Stock Fund outstanding on such date, approximately ___% of the _________ shares of the Papp America-Abroad Fund outstanding on such date, approximately ___% of the _________ shares of the Papp America-Pacific Rim Fund outstanding on such date, and approximately ___% of the _________ shares of the Papp Small-Mid Fund outstanding on such date. The trustees and officers of the Pioneer Funds, as a group, owned in the aggregate less than 1% of the outstanding shares of each Pioneer Fund.

EXPERTS

The financial statements and the financial highlights of each Papp Fund for the fiscal year ended December 31, 2002 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for each Papp Fund as of and for the year ended December 31, 2002 have been independently audited by Deloitte & Touche LLP as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

The Papp Funds and the Pioneer Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements and other information with the Securities and Exchange Commission. These reports, proxy statements and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Section of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                       EXHIBIT A
                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this XX day of October, 2003, by and between Pioneer Series Trust II, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series [Insert name of appropriate Pioneer Fund] (the "Acquiring Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and [Insert name of PAPP fund], a Maryland corporation (the "Acquired Fund"), with its executive offices at 6225 North 24th Street, Suite 150 Phoenix, Arizona 85016. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is used in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of (i) the liabilities of the Acquired Fund that are included in the calculation of net asset value ("NAV") on the Closing Date set forth below (the "Closing Date") and (ii) the liabilities of the Acquired Fund on the Closing Date with respect to its investment operations (but not administrative or other non-investment affairs) that are both (a) not required by generally accepted accounting principles ("GAAP") to be included in the calculation of NAV and (b) are consistent with liabilities incurred by registered management investment companies in the ordinary course of their investment operations (i.e., not including any extraordinary obligations, including, but not limited to legal proceedings, stockholder claims and distribution payments) (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on the Closing Date or as soon thereafter as practicable, of the Acquiring Fund Shares to the stockholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, Acquiring Fund and the Acquired Fund are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest.

WHEREAS, the Acquiring Trust is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund stockholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND.

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in Paragraph 2.2; and (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).


1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Acquired Fund and the Acquiring Fund, be provided access to) copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

(b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof), but will not, without the prior approval of the Acquiring Fund, acquire any additional securities of the type in which the Acquiring Fund is not permitted to invest in accordance with its fundamental investment policies and restrictions. The Acquired Fund will notify the Acquiring Fund on the fifth day prior to the Closing Date if the Acquired Fund has purchased since the date of this Agreement any securities that are valued at "fair value" under the valuation procedures of the Acquired Fund and will promptly notify the Acquiring Fund if between said fifth day prior to the Closing Date and the Closing Date if the Acquired Fund purchases any securities that are valued at "fair value".

1.3 The Acquired Fund will use commercially reasonable efforts to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at Closing.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund shall liquidate and distribute pro rata to its stockholders of record (the "Acquired Fund Stockholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the Acquired Fund transferring the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Stockholders and representing the respective pro rata number of the Acquiring Fund Shares due such Acquired Fund Stockholders. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Class A shares. The Acquired Fund Stockholders holding certificates representing their ownership of common shares of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may reasonably require (collectively, an "Affidavit"), to Pioneer Investment Management Stockholder Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of stock of the Acquired Fund, but shall evidence ownership of Acquiring Fund Shares as determined in accordance with Paragraph 1.1. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered by an Acquired Fund Stockholder, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to such Acquired Fund Stockholder, but such Acquired Fund Stockholder may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The Acquired Fund shall effect, following the Closing Date, the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund, the assumption of the Assumed Liabilities by the Acquiring Fund, and the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Stockholders pursuant to Paragraph 1.4, and, as soon as reasonably possible thereafter, the Acquired Fund shall be dissolved under the laws of the State of Maryland and in accordance with the Acquired Fund's Charter and By-Laws.

1.8 Any reporting responsibility of the Acquired Fund for taxable periods ending on or before the dissolution of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Assets shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by Pioneer Investment Management, Inc. (the "Acquiring Fund Adviser") in the manner set forth in the

Acquiring Fund's Declaration of Trust (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date (other than a nominal amount of assets represented by shares issued to the Acquiring Fund Adviser, or its affiliate, as the initial stockholder of the Acquiring Fund), the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of common stock of the Acquired Fund. The NAV of the
Acquired Assets shall be computed by [      ] (the "Acquired Fund Custodian") by
calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to Section 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Adviser shall confirm the NAV of the Acquired Assets.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Adviser by dividing the NAV of the Acquired Assets, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Adviser and the Acquired Fund, respectively, to deliver a copy of its valuation report, reviewed by its independent accountants, to the other party at Closing. All computations of value shall be made by the Acquiring Fund Adviser and the Acquired Fund Custodian in accordance with its regular practice as custodian and pricing agent for the Acquired Fund.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be ____________, 2003 or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided (the "Closing"). The Closing shall be held at the offices of Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "Acquiring Fund Custodian") for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquired Fund Custodian by recording the transfer of beneficial ownership thereof on the Acquired Fund Custodian's records.

3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets. Any cash delivered shall be in the form of currency or by the Acquired Fund Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund Custodian with immediately available funds by wire transfer pursuant to instruction delivered prior to Closing.

3.4 In the event that on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Stockholders and the number and percentage ownership of outstanding shares of beneficial interest of the Acquired Fund owned by each such Acquired Fund Stockholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Fund and its Treasurer, Secretary or other authorized officer (the "Stockholder List") as being an accurate record of the information (a) provided by the Acquired Fund Stockholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the

Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as set forth on Schedule 4.1 hereto, the Acquired Fund represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquired Fund is a corporation validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund Stockholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect. The Acquired Fund is a diversified investment company under the Investment Company Act;

(c) The Acquired Fund is not in violation of, and the execution, delivery and performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of its Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound;

(d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form a reasonable basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated. Schedule 4.1 lists any order, decree or judgment of any court or governmental body which will be binding upon the Acquiring Fund as the successor to the Acquired Fund and which can be reasonably expected to have an adverse effect on the Acquired Fund;

(e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

(f) The statement of assets and liabilities of the Acquired Fund, and the related statements of income and changes in net asset value as of and for the period ended December 31, 2002 has been audited by Deloitte & Touche LLP, independent certified public accountants, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such dates and the results of its operations for the periods then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the respective dates thereof are disclosed therein. The Statement of Assets and Liabilities of the Acquired Fund to be delivered as of the Closing Date pursuant to Paragraph 5.7 will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-SAR or Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that is required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

(g) Since December 31, 2002, except as specifically disclosed in the Acquired Fund's prospectus, statement of additional information as in effect on the date of this Agreement, or in the Acquired Fund's semi-annual report for the period ended June 30, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a change in NAV per share of the Acquired Fund arising out of its normal investment operations or a change in market values of securities in the Acquired

     Fund's portfolio or a change in net assets of the Acquired Fund as a result of stock issuances or redemptions shall not constitute a material adverse change;

(h) (A) For each taxable year of its operation since its inception (including the current taxable year), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

          (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

          (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

          (E) Except as set forth on a Disclosure Schedule to this Agreement, the Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

          (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

          (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, other than as described in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

          (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (K) The Acquired Fund has not taken or agreed to take any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a)(1)(F) of the Code. The Acquired Fund is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a)(1)(F) of the Code;

          (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

          (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

          (N) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (O) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

          (P) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;

          (Q) The Acquired Fund's Tax attributes are not limited, and will not be limited as a result of the Reorganization, under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

          (R) For purposes of this Agreement, "Taxes" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i) The authorized capital of the Acquired Fund consists of shares of common stock, $0.01 par value per share. All issued and outstanding shares of common stock of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding shares of common stock of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Stockholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of common stock, nor is there outstanding any security convertible into any of its shares of common stock of the Acquired Fund;

(j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k) The Acquired Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Directors, and, subject to the approval of the Acquired Fund Stockholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

(m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished by the Acquired Fund to the Acquiring Trust for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934 as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

(o) To the Acquired Fund's knowledge, all of the issued and outstanding shares of common stock of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p) The prospectus and statement of additional information of the Acquired Fund, each dated May 1, 2003 (collectively, the "Acquired Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

(q) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r) The Acquired Fund has previously provided to the Acquiring Fund (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulation thereunder and the rules of the NASD;

(s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act") or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Fund is a duly established and designated series of the Acquiring Trust and has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Acquiring Fund will have no issued or outstanding shares prior to the Closing Date other than those issued to Pioneer Investment Management, Inc. (or one of its affiliates) and will have had no investment operations prior to the Closing Date;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The Acquiring Trust's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of its date and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, each dated , 2003, and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Fund or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to which the Acquiring Fund is a party or by which the Acquiring Fund or any of its assets is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form a reasonable basis for the institution of such proceedings. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

(g) The Acquiring Fund intends to elect to qualify as a regulated investment company under Section 851 of the Code and will meet on the Closing Date the requirements of subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund with respect to the Acquiring Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(h) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share, the shares of which will be divided into Class A, B, C, Y and R shares, each having the characteristics described in the Acquiring Fund prospectuses. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Stockholders pursuant to the terms of this Agreement, will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

(i) The Acquiring Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Fund and its Board of Trustees and the sole initial shareholder, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(j) The information to be furnished by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(k) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(l) The Acquiring Fund has not taken or agreed to take any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a)(1)(F) of the Code. The Acquiring Fund is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a)(1)(F) of the Code.

(m) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940 or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(n) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.   COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2 The Acquired Fund will call a special meeting of Acquired Fund Stockholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund's shares of common stock.

5.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Assets as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

5.8 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9 The Acquired Fund shall maintain errors and omissions insurance covering management to the Acquired Fund prior to and including the Closing Date.

5.10 From and after the date of this Agreement and until the Closing Date, each of the Funds shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and shall not take any position inconsistent with such treatment.

5.11 From and after the date of this Agreement and through the time of the Closing on the Closing Date, the Acquired Fund shall use its commercially reasonable efforts to cause the Acquired Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquired Fund from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.12 From and after the Closing Date, the Acquiring Fund shall use its commercially reasonable efforts to cause the Acquiring Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquiring Fund from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.13 The Acquired Fund shall prepare, or cause to be prepared all Tax Returns of the Acquired Fund for taxable periods that end before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Acquired Fund shall make any payments of Taxes required to be made with respect to any such Tax Returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1 All representations and warranties by the Acquiring Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Paragraph 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund and Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund; and

6.4 The Acquired Fund shall have received at the Closing a favorable opinion of counsel, who may be an employee or officer of Pioneer Investment Management, Inc. (based upon or subject to such representations, assumptions and limitations as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form reasonably satisfactory to Acquired Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1 All representations and warranties of the Acquired Fund contained in this Agreement by the Acquired Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Fund's Treasurer or Assistant Treasurer;

7.3 The Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the name of Acquired Fund by its President or Secretary and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund;

7.5 The Acquiring Fund shall have received at the Closing a favorable opinion of counsel, dated as of the Closing Date, in a form reasonably satisfactory to Acquiring Fund; and

7.6 With respect to the Acquired Fund, the Board of Directors of the Acquired Fund shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing the Acquired Fund Stockholders would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Stockholders in accordance with the provisions of the Acquired Fund's Charter and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's stockholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4 Each of the Acquiring Trust's Registration Statement on Form N-14 and the Registration Statement on Form N-1A (and reflecting the Acquiring Fund as the accounting successor of the Acquired Fund and including the performance of the Acquired Fund's sole existing class of stock as the historical performance of the Acquiring Fund's Class A, Class B, Class C, Class R and Class Y shares) shall have become effective under the Securities Act and no stop orders suspending the effectiveness of either of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Acquiring Fund and the Acquiring Fund and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Stockholders in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

9. BROKERAGE FEES AND EXPENSES

9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The parties have been informed by Pioneer Investment Management, Inc. that it will pay certain expenses of the Acquired Fund incurred in connection with the Reorganization (including, but not limited to, the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the SEC or any other governmental authority in connection with the Reorganization). Except for the foregoing, the Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated under Sections 1.1, 1.3, 1.4, 1.7, 9, 10, 13 and 14.

11. TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

(a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(c) by resolution of the Acquiring Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's stockholders;

(d) by resolution of the Acquired Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund Stockholders;

(e) if the transactions contemplated by this Agreement shall not have occurred on or prior to _______________, 2004 or such other date as the parties may mutually agree upon in writing; or

(f) if the Subadvisory Agreement by and between Pioneer Investment Management, Inc., and L. Roy Papp & Associates, LLP, has not been approved in accordance with Section 15 of the Investment Company Act or has not been otherwise executed at the Closing Date.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund or the Acquired Fund, or the Directors, Trustees or officers of the Acquiring Trust or the Acquired Fund, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Stockholders called pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Stockholders under this Agreement to the detriment of the Acquired Fund Stockholders without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o __________
[address], Attention: [   ], with copies to         , and the Acquiring Fund c/o
Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109, Attention: Dorothy E. Bourassa, Esq., with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of the Acquiring Fund and the Acquired Trust shall not be binding upon any of their respective Directors, Trustees, stockholders, nominees, officers, agents or employees personally, but bind only to the trust property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Fund and Articles of Organization of the Acquired Fund, respectively. The execution and delivery of this Agreement have been authorized by the Trustees of the Acquiring Trust and the Board of Directors of the Acquired Fund and this Agreement has been executed by authorized officers of the Acquiring Trust and the Acquired Fund, acting as such, and neither such authorization by such Trustees or Directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust or the Charter of the Acquired Fund, respectively.

14.6 The Acquired Fund shall indemnify and hold harmless the Acquiring Fund and all its respective affiliates, directors, trustees, officers, employees and agents (collectively, the "Acquiring Group") from and against any and all claims, losses, judgments, liabilities, settlements, fines, penalties, interest costs and expenses (including all reasonable attorneys' fees and disbursements whether incurred in resolving indemnification issues between or among parties to this Agreement or in defending third-party claims, and collectively with such claims, etc., "Losses") that result from, arise out of or are connected with any breach or alleged breach of any representation, warranty or covenant of the Acquired Fund contained in this Agreement. Any member of the

Acquiring Group with an indemnification claim for Losses hereunder shall notify the Acquired Fund in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.


14.7 The Acquiring Fund shall indemnify and hold harmless the Acquired Fund and all of the Acquired Fund's respective affiliates, directors, trustees, officers, employees and agents (collectively, the "Acquired Group") from and against any and all Losses that result from, arise out of or are connected with any breach or alleged breach of any representation, warranty or covenant of the Acquiring Fund contained in this Agreement. Any member of the Acquired Group with an indemnification claim for Losses hereunder shall notify the Acquiring Fund in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses, provided that the failure to so notify shall not affect the right to indemnification hereunder except to the extent such failure resulted in a greater Loss.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                         [INSERT NAME OF APPROPRIATE PAP FUND]


By:________________________     By:_____________________________________________
Name:                           Name:
Title:                          Title:


Attest: PIONEER SERIES TRUST II ON BEHALF OF ITS SERIES, [INSERT NAME OF APPROPRIATE PIONEER FUND]


By:________________________     By:_____________________________________________
Name:                           Name:
Title:                          Title:

         Annex A

                        TAX REPRESENTATION CERTIFICATE OF

               [INSERT NAME OF APPROPRIATE PIONEER/ACQUIRING FUND]

This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization made as of ____, 2003 between Pioneer Series Trust II, a Delaware statutory trust, on behalf of its series, [Insert Name of Appropriate Pioneer Fund] ("Acquiring Fund") and [insert name of Papp Fund] (the "Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the stockholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

     The undersigned officer of Acquiring Fund, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

     1. Acquiring Fund is a statutory trust established under the laws of the State of Delaware, and Acquiring Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes. Acquiring Fund was newly organized solely for the purpose of effecting the transaction and continuing thereafter to operate as a regulated investment company. Prior to the transaction, Acquiring Fund did not and will not engage in any business activities. There shall be no issued and outstanding shares of Acquiring Fund prior to the Closing Date other than those issued to Pioneer Investment Management, Inc. or one of its affiliates in connection with the creation of Acquiring Fund.

     2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) nor any partnership of which Acquiring Fund or any such related person is a partner has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by stockholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a registered open-end investment company to redeem its own shares.

     3. After the transaction, Acquiring Fund will continue the historic business of Acquired Fund or will use a significant portion of the historic business assets acquired from Acquired Fund in the ordinary course of a business.

     4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the "Code").

     5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Fund will not pay or assume expenses, if any, incurred by any Acquired Fund stockholders in connection with the transaction.

     6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

     7. Acquiring Fund will properly elect to be treated as a regulated investment company under Subchapter M of the Code and will qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for all taxable years ending after the date of the transaction.

     8. Acquiring Fund meets the requirements of an investment company as defined in Section 368(a)(2)(F) of the Code.

     9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

     11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

     12. Immediately following the transaction, Acquired Fund stockholders will own all of the outstanding Acquiring Fund Shares and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction. Acquiring Fund has no plan or intention to issue as part of the transaction any shares of Acquiring Fund other than the Acquiring Fund Shares issued in exchange for Acquired Fund assets.

     13. The transaction is being undertaken for valid and substantive business purposes, including facilitating the Acquired Fund becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     14. No Acquired Fund stockholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund stockholder for Acquired Fund shares such stockholder may have purchased or for other obligations such stockholder may have incurred.

     15. Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquiring Fund.

                                    * * * * *

     The undersigned officer of Acquiring Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                PIONEER SERIES TRUST II ON BEHALF OF ITS SERIES, [INSERT NAME OF APPROPRIATE PIONEER FUND]

                                By:_____________________________________________

                                   Name:________________________________________

                                   Title:_______________________________________


Dated:  ______________, 2003

Annex B

                        TAX REPRESENTATION CERTIFICATE OF

                     [INSERT NAME OF APPROPRIATE PAPP FUND]

     This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization made as of [ ], 2003 between Pioneer Series Trust II, a Delaware statutory trust, on behalf of its series, [Insert Name of Appropriate Pioneer Fund] ("Acquiring Fund") and [insert name of Papp Fund] (the "Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the stockholders of Acquired Fund and the dissolution of Acquired Fund (the foregoing together constituting the "transaction").

     The undersigned officer of Acquired Fund, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

     1. Acquired Fund is corporation organized under the laws of the State of Maryland, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

     2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each stockholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund stockholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to stockholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such stockholder receive cash or other property as part of the transaction.

     3. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)) nor any partnership in which the Acquired Fund or any such related person is a partner has redeemed, acquired or otherwise made any distributions with respect to any shares of the Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company. There is no plan or intention on the part of any stockholder of Acquired Fund that owns beneficially 5% or more of the Acquired Fund Shares and, to the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the remaining stockholders of Acquired Fund, in connection with the transaction, to engage in any transaction with the Acquired Fund, the Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be.

     4. In the transaction, Acquired Fund will transfer its assets and liabilities to Acquiring Fund such that immediately following the transfer, Acquiring Fund will possess all of the same assets and liabilities as were possessed by Acquired Fund immediately prior to the transaction, except for assets used to pay expenses incurred in connection with the transaction, assets distributed to stockholders in redemption of their shares immediately preceding, or in contemplation of, the transaction (other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company) which, together with transaction expenses, constitute less than 1% of the assets of Acquired Fund, and any liabilities not assumed pursuant to the Agreement.

     5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquired Fund will not receive any consideration from Acquiring Fund in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

     6. The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business. Acquired Fund does not have any liabilities of any kind other than the Acquired Fund Liabilities assumed by the Acquiring Fund.

     7. As or the Closing Date, the adjusted basis and the fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the sum of the Acquired Fund Liabilities assumed by Acquiring Fund within the meaning of Section 357(d) of the Internal Revenue Code of 1986, as amended (the "Code").

     8. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation section 1.368-1(d), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan or reorganization. The Acquired Fund assets transferred to Acquiring Fund will be a significant portion of Acquired Fund's historic business assets within the meaning of Treasury Regulation section 1.368-1(d), which provides that a corporation's historic business assets are the assets used in its historic business.

     9. Acquired Fund will distribute to its stockholders the Acquiring Fund Shares it receives, and its other properties, if any, pursuant to the transaction and will be liquidated promptly thereafter.

     10. The expenses of Acquired Fund incurred by it in connection with the transaction which are to be assumed by Acquiring Fund, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its stockholders in connection with the transaction.

     11. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

     12. Acquired Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies as such as of the time of the Closing on the Closing Date.

     13. Acquired Fund meets the requirements of an investment company as defined in Section 368(a)(2)(F) of the Code.

     14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     15. Acquired Fund does not pay compensation to any stockholder-employee.

     16. Immediately following the transaction, Acquired Fund stockholders will own all of the outstanding Acquiring Fund Shares issued to Acquired Fund pursuant to the transaction and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction.

     17. Acquired Fund stockholders will not have dissenters' or appraisal rights in the transaction.

     18. The transaction is being undertaken for valid and substantial business purposes, including facilitating the Acquired Fund becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     19. Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquired Fund.

                                    * * * * *

     The undersigned officer of Acquired Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                   [Insert Name of Appropriate PAPP Fund]

                                   By:__________________________________________

                                      Name:_____________________________________

                                      Title:____________________________________

     Dated: ______________, 2003

                             PIONEER PAPP STOCK FUND
                   PIONEER PAPP SMALL AND MID CAP GROWTH FUND
                        PIONEER PAPP AMERICA ABROAD FUND
                     PIONEER PAPP AMERICA-PACIFIC RIM FUND
                    EACH, A SERIES OF PIONEER SERIES TRUST II

                       STATEMENT OF ADDITIONAL INFORMATION

                                ___________, 2003


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Prospectus (also dated ____________, 2003) which covers Class A shares of beneficial interest of Pioneer Papp Stock Fund, Pioneer Papp Small and Mid Cap Growth Fund, Pioneer Papp America Abroad Fund and Pioneer Papp America-Pacific Rim Fund to be issued in exchange for shares of common
stock  of  Papp  Stock  Fund,   Papp  Small  &  Mid-Cap  Growth  Fund,   Papp
America-Abroad Fund and Papp America-Pacific Rim Fund. Please retain this Statement of Additional Information for further reference.

The Prospectus is available to you free of charge (please call 1-800-407-7298).

EXHIBITS...............................................................1
INTRODUCTION
INCORPORATION BY REFERENCE.............................................1
ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS.........................1
         FUND HISTORIES................................................2
         DESCRIPTION OF THE FUNDS AND ITS INVESTMENT RISKS.............2
         MANAGEMENT OF THE FUNDS.......................................3
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........3
         INVESTMENT ADVISORY AND OTHER SERVICES........................3
         BROKERAGE ALLOCATION AND OTHER PRACTICES......................3
         CAPITAL STOCK AND OTHER SECURITIES............................3
         PURCHASE, REDEMPTION AND PRICING OF SHARES....................3
         TAXATION OF THE FUNDS.........................................3
         UNDERWRITERS..................................................3
         CALCULATION OF PERFORMANCE DATA...............................3
         FINANCIAL STATEMENTS..........................................3

                                    EXHIBITS

         The following documents are attached as exhibits to this Statement of Additional Information ("SAI"):

         Exhibit A - SAI, dated ___________, 2003 of Pioneer Papp Stock Fund, Pioneer Papp Small and Mid Cap Growth Fund, Pioneer Papp America Abroad Fund and Pioneer Papp America-Pacific Rim Fund, each a series of Pioneer Series Trust II (the "Pioneer Funds")

         Exhibit B - Annual Reports, for period ended December 31, 2002, and Semi-Annual Report, for period ended June 30, 2003, of the Papp Funds

         Pro forma financial statements are not included since the Papp Funds are being combined with the Pioneer Funds, which are newly created and do not have material assets or liabilities.

                                  INTRODUCTION

         This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated __________, 2003 (the "Proxy Statement and Prospectus") relating to the proposed reorganizations of Papp Stock Fund into Pioneer Papp Stock Fund, Papp Small & Mid-Cap Growth Fund into Pioneer Papp Small and Mid Cap Growth Fund, Papp America-Abroad Fund into Pioneer Papp America Abroad Fund and Papp America-Pacific Rim Fund into Pioneer Papp America-Pacific Rim Fund and in connection with the solicitation by the management of the Papp Funds of proxies to be voted at the Meeting of Shareholders of the Papp Funds to be held on __________, 2003.

                           INCORPORATION BY REFERENCE

The following documents are incorporated by reference into this SAI:

o Annual Report for the period ended December 31, 2002 of Papp Stock Fund (file no. 811-05922), filed with the Securities and Exchange Commission on February 20, 2003 (accession number: 0000891804-03-000377); Papp Small & Mid Cap Growth Fund (file no. 811-09055), filed with the Securities and Exchange Commission on February 20, 2003 (accession number: 0000891894-03-000379); Papp America-Abroad Fund (file no. 811-06402), filed with the Securities and Exchange Commission on February 20, 2003 (accession number:
  0000891894-03-000381);Papp America-Pacific Rim Fund (file no. 811-08005), filed with the Securities and Exchange Commission on February 20, 2003 (accession number: 0000891894-03-000378);
o Semi-Annual Report for the period ended June 30, 2003 of Papp Stock Fund (file no. 811-05922), filed with the Securities and Exchange Commission on August 12, 2003 (accession number: 0000891804-03-001758); Papp Small &
  Mid Cap Growth Fund (file no. 811-09055), filed with the Securities and Exchange Commission on August 12, 2003 (accession number: 0000891894-03-001756); Papp America-Abroad Fund (file no. 811-06402), filed with the Securities and Exchange Commission on August 12, 2003 (accession number:
  0000891894-03-001754);Papp America-Pacific Rim Fund (file no. 811-08005), filed with the Securities and Exchange Commission on August 12, 2003 (accession number: 0000891894-03-001757);
o The Pioneer Funds' SAI (file no. 333-110037), filed with the Securities and Exchange Commission on October 28, 2003 (accession number:
  0001265389-03-000007)

                          ADDITIONAL INFORMATION ABOUT
                                THE PIONEER FUNDS

FUND HISTORY

         For additional information about the Pioneer Funds generally and its histories, see "Fund History" in each Pioneer Fund's SAI.

DESCRIPTION OF THE FUNDS AND ITS INVESTMENT RISKS

         For additional information about each Pioneer Fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in each Pioneer Fund's SAI.

MANAGEMENT OF THE FUNDS

         For additional information about the Pioneer Funds' Board of Trustees and officers of the Trust, see "Trustees and Officers" in each Pioneer Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Not Applicable.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Adviser", "Shareholder Servicing/Transfer Agent", "Custodian" and "Independent Auditors" in each Pioneer Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about the Pioneer Funds' brokerage allocation practices, see "Portfolio Transactions" in each Pioneer Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of the Pioneer Funds, see "Description of Shares" in each Pioneer Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing, see "Sales Charges", "Redeeming Shares", "Telephone and Online Transactions" and "Pricing of Shares" in each Pioneer Fund's SAI.

TAXATION OF THE FUNDS

         For additional information about tax matters, see "Tax Status" in each Pioneer Fund's SAI.

UNDERWRITERS

         For additional information about the Pioneer Funds' principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in each Pioneer Fund's SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of the Pioneer Funds, see "Investment Results" in each Pioneer Fund's SAI.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in each Pioneer Fund's SAI.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the Initial Registration Statement of Pioneer Series Trust II (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 (File Nos. 333-110037 and 811-21460), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)       Agreement and Declaration of Trust      Filed herewith as Exhibit (1)

(2)       By-Laws                                 Filed herewith as Exhibit (2)

(3)       Not applicable

(4)       Form of Agreement and Plan of           Filed herewith as Exhibit A to the Proxy
          Reorganization                          Statement and Prospectus included as Part
                                                  A of this Registration Statement

(5)       Not applicable

(6)(a)    Form of Management Contract between     Filed herewith as Exhibit (6)(a)
          Pioneer Papp Stock Fund and Pioneer
          Investment Management, Inc.

(6)(b)    Form of Expense Limitation and          Filed herewith as Exhibit (6)(b)
          Reimbursement Agreement between
          Pioneer Papp Stock Fund and Pioneer
          Investment Management, Inc.

(6)(c)    Form of Management Contract             Filed herewith as Exhibit (6)(c)

          between Pioneer Papp America Abroad Fund and Pioneer Investment Management, Inc.

(6)(d)    Form of Expense Limitation and          Filed herewith as Exhibit (6)(d)
          Reimbursement Agreement between
          Pioneer Papp America Abroad Fund and
          Pioneer Investment Management, Inc.

(6)(e)    Form of Management Contract between     Filed herewith as Exhibit (6)(e)
          Pioneer Papp America-Pacific Rim Fund
          and Pioneer Investment Management,
          Inc.

(6)(f)    Form of Expense Limitation and          Filed herewith as Exhibit (6)(f)
          Reimbursement Agreement between
          Pioneer Papp America-Pacific Rim Fund
          and Pioneer Investment Management,
          Inc.

(6)(g)    Form of Management Contract between     Filed herewith as Exhibit (6)(g)
          Pioneer Papp Small and Mid Cap Growth
          Fund and Pioneer Investment
          Management, Inc.




(6)(h)    Form of Expense Limitation and          Filed herewith as Exhibit (6)(h)
          Reimbursement Agreement between
          Pioneer Papp Small and Mid Cap Growth
          Fund and Pioneer Investment
          Management, Inc.

(6)(i)    Form of Sub-Advisory Agreement          Filed herewith as Exhibit (6)(i)
          between Pioneer Investment
          Management, Inc. and L. Roy Papp &
          Associates, LLP relating to each
          Pioneer Papp Fund

(7)       Form of Underwriting Agreement with     Filed herewith as Exhibit (7)
          Pioneer Funds Distributor, Inc.

(8)       Not applicable

(9)       Custodian Agreement with                Filed herewith as Exhibit (9)
          Brown Brothers Harriman & Co.

(10)(a)   Form of Class A 12b-1 Distribution      Filed herewith as Exhibit (10)(a)
          Plan for Pioneer Papp Stock Fund

(10)(b)   Form of Class A 12b-1 Distribution      Filed herewith as Exhibit (10)(b)
          Plan for Pioneer America Abroad Fund

(10)(c)   Form of Class A 12b-1 Distribution      Filed herewith as Exhibit (10)(c)
          Plan for Pioneer Papp America-Pacific
          Rim Fund

(10)(d)   Form of Class A 12b-1 Distribution      Filed herewith as Exhibit (10)(d)
          Plan for Pioneer Papp Small and Mid
          Cap Growth Fund

(10)(e)   Form of Dealer Sales Agreement          Filed herewith as Exhibit (10)(e)

(10)(f)   Form of Multiple Class Plan Pursuant    Filed herewith as Exhibit (10)(f)
          to Rule 18f-3 for Pioneer Papp Stock
          Fund

(10)(g)   Form of Multiple Class Plan             Filed herewith as Exhibit (10)(g)

          Pursuant to Rule 18f-3 for Pioneer Papp
          America Abroad Fund

(10)(h)   Form of Multiple Class Plan Pursuant    Filed herewith as Exhibit (10)(h)
          to Rule 18f-3 for Pioneer Papp
          America-Pacific Rim Fund

(10)(i)   Form of Multiple Class Plan Pursuant    Filed herewith as Exhibit (10)(i)
          to Rule 18f-3 for Pioneer Papp Small
          and Mid Cap Growth Fund

(11)      Opinion of Counsel (legality of         Filed herewith as Exhibit (11)
          securities being offered)

(12)(a)   Form of opinion as to tax matters and   Filed herewith as Exhibit (12)(a)
          consent for Pioneer Papp Stock Fund

(12)(b)   Form of opinion as to tax matters and   Filed herewith as Exhibit (12)(b)
          consent for Pioneer Papp America
          Abroad Fund

(12)(c)   Form of opinion as to tax matters and   Filed herewith as Exhibit (12)(c)
          consent for Pioneer Papp
          America-Pacific Rim Fund

(12)(d)   Form of opinion as to tax matters and   Filed herewith as Exhibit (12)(d)
          consent for Pioneer Papp Small and
          Mid Cap Growth Fund

(13)(a)   Investment Company Service              Filed herewith as Exhibit (13)(a)
          Agreement with Pioneering Services
          Corporation

(13)(b)   Administration Agreement with           Filed herewith as Exhibit (13)(b)
          Pioneer Investment Management, Inc.

(14)      Consent of Independent Public           Filed herewith as Exhibit (14)
          Accountants

(15)      Not applicable

(16)      Powers of Attorney                      Filed as an Exhibit to the Registrant's
                                                  Initial Registration Statement on Form
                                                  N-1A (File Nos. 333-110037 and
                                                  811-21460), as filed with the Securities
                                                  and Exchange Commission on October 28,
                                                  2003 (accession no.0001265389-
                                                  03-000007)

(17)(a)   Code of Ethics                          Filed herewith as Exhibit (17)(a)

(17)(b)   Form of Proxy Card                      Filed herewith as Exhibit (17)(b)

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file an executed version of the legal opinion as to tax matters and consent, a form of which is attached hereto as Exhibit 12, as part of the next post-effective amendment to the registration statement filed with the Securities and Exchange Commission following the effective date of the reorganizations contemplated therein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 31st day of October, 2003.

                                            Pioneer Series Trust II

                                            By:/s/ Osbert M. Hood
                                            Osbert M. Hood
                                            Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                       Title                             Date

         *                     Chairman of the Board, Trustee,  October __, 2003
---------------------------    and President
John F. Cogan, Jr.

         *                     Chief Financial Officer and      October __, 2003
---------------------------    Treasurer
Vincent Nave

         *                     Trustee
---------------------------
Mary K. Bush

         *                     Trustee
---------------------------
Richard H. Egdahl

         *                     Trustee
---------------------------
Margaret B.W. Graham

                               Trustee
/s/ Osbert M. Hood
Osbert M. Hood

         *                     Trustee
---------------------------
Marguerite A. Piret

         *                     Trustee
---------------------------
Steven K. West

         *                     Trustee
---------------------------
John Winthrop

*  By:/s/ Osbert M. Hood                                 October __, 2003
      Osbert M. Hood, Attorney-in-Fact,
      under Powers of Attorney dated
      June 2, 2003.

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.                          Description

1              Agreement and Declaration of Trust

2              By-Laws

4 Form of Agreement and Plan of Reorganization (filed as Exhibit A to Part A of this Registration Statement

6(a) Form of Management Contract between Pioneer Papp Stock Fund and Pioneer Investment Management, Inc.

6(b) Form of Expense Limitation and Reimbursement Agreement between Pioneer Papp Stock Fund and Pioneer Investment Management, Inc.

6(c) Form of Management Contract between Pioneer Papp America Abroad Fund and Pioneer Investment Management, Inc.

6(d) Form of Expense Limitation and Reimbursement Agreement between Pioneer Papp America Abroad Fund and Pioneer Investment Management, Inc.

6(e) Form of Management Contract between Pioneer Papp America-Pacific Rim Fund and Pioneer Investment Management, Inc.

6(f) Form of Expense Limitation and Reimbursement Agreement between Pioneer Papp America-Pacific Rim Fund and Pioneer Investment Management, Inc.

6(g) Form of Management Contract between Pioneer Papp Small and Mid Cap Growth Fund and Pioneer Investment Management, Inc.

6(h) Form of Expense Limitation and Reimbursement Agreement between Pioneer Papp Small and Mid Cap Growth Fund and Pioneer Investment Management, Inc.

6(i) Form of Sub-Advisory Agreement between Pioneer Investment Management, Inc. and L. Roy Papp & Associates, LLP relating to each Pioneer Papp Fund.

7              Form of Underwriting Agreement with Pioneer Funds Distributor,
               Inc.

9              Custodian Agreement with Brown Brothers Harriman & Co.

10(a)          Form of Class A 12b-1 Distribution Plan for Pioneer Papp Stock
               Fund

10(b)          Form of Class A 12b-1 Distribution Plan for Pioneer Papp America
               Abroad Fund

10(c) Form of Class A 12b-1 Distribution Plan for Pioneer Papp America-Pacific Rim Fund

10(d) Form of Class A 12b-1 Distribution Plan for Pioneer Papp Small and Mid Cap Growth Fund

10(e)          Form of Dealer Sales Agreement

10(f) Form of Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Papp Stock Fund

10(g) Form of Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Papp America Abroad Fund

10(h) Form of Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Papp America-Pacific Rim Fund

10(i) Form of Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Papp Small and Mid Cap Growth Fund

11             Opinion of Counsel as to legality of shares and consent

(12)(a)        Form of opinion as to tax matters and consent for Pioneer
               Papp Stock Fund

(12)(b) Form of opinion as to tax matters and consent for Pioneer Papp America Abroad Fund

(12)(c) Form of opinion as to tax matters and consent for Pioneer Papp America-Pacific Rim Fund

(12)(d) Form of opinion as to tax matters and consent for Pioneer Papp Small and Mid Cap Growth Fund

13(a)          Investment Company Service Agreement with Pioneering
               Services Corporation

13(b)          Administration Agreement with Pioneer Investment
               Management, Inc.

14 Consent of Deloitte & Touche LLP regarding the audited financial statements and highlights of Papp Stock Fund, Papp America Abroad Fund, Papp America-Pacific Rim Fund and Papp Small & Mid-Cap Growth Fund

17(a)          Code of Ethics

17(b)          Form of Proxy Card